UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2021 – APRIL 30, 2022

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds
April 30, 2022

AMG River Road Mid Cap Value Fund
Class N: CHTTX	Class I: ABMIX	Class Z: ABIZX
AMG River Road Large Cap Value Select Fund
Class N: FQUAX	Class I: MEQFX
AMG River Road Small Cap Value Fund
Class N: ARSVX	Class I: ARSIX	Class Z: ARZMX
AMG River Road Dividend All Cap Value Fund
Class N: ARDEX	Class I: ARIDX	Class Z: ARZDX
AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX	Class I: ARIMX	Class Z: ARSZX
AMG River Road International Value Equity Fund
Class N: ARLSX	Class I: ALSIX	Class Z: ARLZX
AMG River Road Focused Absolute Value Fund
Class N: ARRFX	Class I: AFAVX	Class Z: ARRZX

amgfunds.com	043022	SAR082

AMG Funds Semi-Annual Report — April 30, 2022 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur
two types of costs: (1) transaction costs,
which may include sales charges (loads) on
purchase payments; redemption fees; and
exchange fees; and (2) ongoing costs,
including management fees; distribution
(12b-1) fees; and other Fund expenses.
This example is intended to help you
understand your ongoing costs (in dollars)
of investing in the Fund and to compare
these costs with the ongoing costs of
investing in other mutual funds. The
example is based on $1,000 invested at the
beginning of the period and held for the
entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides
information about the actual account values
and

actual expenses. You may use the
information in this line, together with the
amount you invested, to estimate the
expenses that you paid over the period.
Simply divide your account value by
$1,000 (for example, an $8,600 account
value divided by $1,000 = 8.6), then
multiply the result by the number in the
first line under the heading entitled
“Expenses Paid During Period” to
estimate the expenses you paid on your
account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the following table
provides information about hypothetical
account values and hypothetical
expenses based on the Fund’s actual
expense ratio and an assumed annual
rate of return of 5% before expenses,
which is not the Fund’s

actual return. The hypothetical account
values and expenses may not be used to
estimate the actual ending account
balance or expenses you paid for the
period. You may use this information to
compare the ongoing costs of investing in
the Fund and other funds by comparing
this 5% hypothetical example with the 5%
hypothetical examples that appear in the
shareholder reports of other funds.

Please note that the expenses shown in
the table are meant to highlight your
ongoing costs only and do not reflect any
transactional costs, such as sales
charges (loads), redemption fees, or
exchange fees. Therefore, the second line
of the table is useful in comparing
ongoing costs only, and will not help you
determine the relative total costs of
owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.10%	$1,000	$952	$5.32

Class I	0.81%	$1,000	$953	$3.92

Class Z	0.76%	$1,000	$954	$3.68

Based on Hypothetical 5% Annual Return

Class N	1.10%	$1,000	$1,019	$5.51

Class I	0.81%	$1,000	$1,021	$4.06

Class Z	0.76%	$1,000	$1,021	$3.81

AMG River Road Large Cap Value Select Fund

Based on Actual Fund Return

Class N	0.95%	$1,000	$938	$4.56

Class I	0.63%	$1,000	$940	$3.03

Based on Hypothetical 5% Annual Return

Class N	0.95%	$1,000	$1,020	$4.76

Class I	0.63%	$1,000	$1,022	$3.16

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Small Cap Value Fund

Based on Actual Fund Return

Class N	1.34%	$1,000	$964	$6.53

Class I	1.08%	$1,000	$966	$5.26

Class Z	0.99%	$1,000	$966	$4.82

Based on Hypothetical 5% Annual Return

Class N	1.34%	$1,000	$1,018	$6.71

Class I	1.08%	$1,000	$1,019	$5.41

Class Z	0.99%	$1,000	$1,020	$4.96

AMG River Road Dividend All Cap Value Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$997	$5.30

Class I	0.82%	$1,000	$998	$4.06

Class Z	0.78%	$1,000	$998	$3.86

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.82%	$1,000	$1,021	$4.11

Class Z	0.78%	$1,000	$1,021	$3.91

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Small-Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.28%	$1,000	$966	$6.24

Class I	1.02%	$1,000	$967	$4.98

Class Z	0.97%	$1,000	$969	$4.73

Based on Hypothetical 5% Annual Return

Class N	1.28%	$1,000	$1,019	$6.41

Class I	1.02%	$1,000	$1,020	$5.11

Class Z	0.97%	$1,000	$1,020	$4.86

AMG River Road International Value Equity Fund

Based on Actual Fund Return

Class N	1.03%	$1,000	$954	$4.99

Class I	0.78%	$1,000	$954	$3.78

Class Z	0.73%	$1,000	$955	$3.54

Based on Hypothetical 5% Annual Return

Class N	1.03%	$1,000	$1,020	$5.16

Class I	0.78%	$1,000	$1,021	$3.91

Class Z	0.73%	$1,000	$1,021	$3.66

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG River Road Focused Absolute Value Fund

Based on Actual Fund Return

Class N	1.06%	$1,000	$897	$4.98

Class I	0.82%	$1,000	$898	$3.86

Class Z	0.78%	$1,000	$898	$3.67

Based on Hypothetical 5% Annual Return

Class N	1.06%	$1,000	$1,020	$5.31

Class I	0.82%	$1,000	$1,021	$4.11

Class Z	0.78%	$1,000	$1,021	$3.91

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*		One Year		Five Years	Ten Years	Since Inception	Inception Date

AMG River Road Mid Cap Value Fund[2,3,4,5,6,7,8,9,10,11,12]

Class N	(4.76%	)	1.90%		4.41%	9.44%	11.02%	09/19/94

Class I	(4.66%	)	2.16%		4.68%	9.72%	8.83%	07/06/04

Class Z	(4.59%	)	2.28%		—	—	4.99%	09/29/17

Russell Midcap® Value Index[24]	(4.84%	)	0.00%		8.61%	11.40%	—	09/19/94	†

AMG River Road Large Cap Value Select Fund2, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20

Class N	(6.21%	)	(1.36%	)	7.06%	8.92%	6.80%	03/01/06

Class I	(6.04%	)	(1.02%	)	7.40%	9.23%	8.15%	08/14/92

Russell 1000® Value Index[25]	(3.94%	)	1.32%		9.06%	11.17%	9.82%	08/14/92	†

AMG River Road Small Cap Value Fund[2,4,5,7,8,10,11,12]

Class N	(3.56%	)	(3.81%	)	8.04%	10.29%	8.18%	06/28/05

Class I	(3.45%	)	(3.58%	)	8.32%	10.57%	6.88%	12/13/06

Class Z	(3.45%	)	(3.51%	)	—	—	8.36%	09/29/17

Russell 2000® Value Index[26]	(9.50%	)	(6.59%	)	6.75%	9.81%	7.26%	06/28/05	†

AMG River Road Dividend All Cap Value Fund[2,4,5,7,8,10,11,12,15,17,21]

Class N	(0.26%	)	2.74%		6.83%	9.22%	7.92%	06/28/05

Class I	(0.14%	)	3.00%		7.11%	9.50%	6.87%	06/28/07

Class Z	(0.19%	)	3.04%		—	—	7.14%	09/29/17

Russell 3000® Value Index[27]	(4.30%	)	0.79%		8.89%	11.06%	7.76%	06/28/05	†

AMG River Road Small-Mid Cap Value Fund[2,4,5,7,8,10,11,12]

Class N	(3.37%	)	(3.86%	)	8.94%	10.79%	7.46%	03/29/07

Class I	(3.27%	)	(3.65%	)	9.22%	11.06%	7.50%	06/28/07

Class Z	(3.15%	)	(3.44%	)	—	—	8.89%	09/29/17

Russell 2500® Value Index[28]	(6.76%	)	(3.70%	)	7.69%	10.33%	7.05%	03/29/07	†

Russell 2000® Value Index[26]	(9.50%	)	(6.59%	)	6.75%	9.81%	6.31%	03/29/07	†

AMG River Road International Value Equity Fund[2,7,8,10,11,12,15,19,22,23]

Class N	(4.58%	)	(3.36%	)	5.20%	5.38%	5.28%	05/04/11

Class I	(4.56%	)	(3.21%	)	5.45%	—	4.95%	03/04/13

Class Z	(4.49%	)	(3.07%	)	—	—	5.15%	09/29/17

MSCI EAFE Index[29]	(11.80%	)	(8.15%	)	4.77%	5.77%	3.93%	05/04/11	†

MSCI EAFE Value Index[30]	(5.14%	)	(3.53%	)	2.68%	4.65%	2.63%	05/04/11	†

AMG River Road Focused Absolute Value Fund2, 4, 5, 7, 8, 10, 11, 12, 14, 15, 19, 23

Class N	(10.28%	)	(12.17%	)	5.77%	—	8.03%	11/03/15

Class I	(10.19%	)	(11.96%	)	6.02%	—	8.28%	11/03/15

Class Z	(10.21%	)	(11.98%	)	—	—	5.59%	09/29/17

Russell 3000® Value Index[27]	(4.30%	)	0.79%		8.89%	11.06%	9.51%	11/03/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 19, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Fairpointe Mid Cap Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, Fairpointe Capital LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund

Periods ended April 30, 2022 (continued)

[4]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[9]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[10]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[11]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[14]  Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[15]  Investing in PTPs (including master limited partnerships) involves risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies. PTPs are also subject to capital markets risk. PTPs may lose their partnership status for tax purposes. The Fund’s status as a regulated investment company may be jeopardized if it does not appropriately limit such investments in PTPs or if such investments are recharacterized for tax purposes.

[16]  Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities.

[17]  Investments in master limited partnerships (MLPs) are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in MLPs are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

[22]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[23]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[24]  The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

[25]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[26]  The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[12]  The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[13]  As of March 22, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund was known as the AMG FQ Long-Short Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 22, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, First Quadrant, L.P. The Fund’s past performance would have been different if the Fund

[18]  Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[19]  A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[20]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[21]  An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.

[27]  The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[28]  The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

[29]  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses

Periods ended April 30, 2022 (continued)

[30]  The Fund’s secondary benchmark, the MSCI EAFE Value Index (Europe, Australasia, Far East), captures large and mid cap securities exhibiting overall value style characteristics across developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Value Index is unmanaged, is not available for investment and does not incur expenses,

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG River Road Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	21.4

Consumer Discretionary	16.7

Communication Services	14.1

Industrials	13.8

Energy	9.1

Information Technology	6.3

Consumer Staples	6.2

Health Care	5.8

Materials	2.2

Utilities	1.8

Real Estate	1.8

Short-Term Investments	1.0

Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

LKQ Corp.	4.5

News Corp., Class A	4.2

Liberty Media Corp.-Liberty SiriusXM, Class C	4.0

BJ’s Wholesale Club Holdings, Inc.	3.9

KKR & Co., Inc.	3.8

Willis Towers Watson PLC (United Kingdom)	3.6

SEI Investments Co.	3.6

Advance Auto Parts, Inc.	3.4

SS&C Technologies Holdings, Inc.	3.2

NCR Corp.	3.1

Top Ten as a Group	37.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 99.2%

Communication Services - 14.1%

Liberty Broadband Corp., Class C*	91,692	$10,253,000

Liberty Global PLC, Class C (United Kingdom)*	186,379	4,417,182

Liberty Media Corp.-Liberty SiriusXM, Class C*	328,645	13,763,653

Madison Square Garden Sports Corp.*	33,085	5,363,409

News Corp., Class A	719,048	14,280,293

Total Communication Services		48,077,537

Consumer Discretionary - 16.7%

Advance Auto Parts, Inc.	58,446	11,667,575

Bath & Body Works, Inc.	178,659	9,449,274

Dollar Tree, Inc.*	37,496	6,091,225

DR Horton, Inc.	73,890	5,142,005

LKQ Corp.	308,773	15,324,404

NVR, Inc.*	2,113	9,246,932

Total Consumer Discretionary		56,921,415

Consumer Staples - 6.2%

Albertsons Cos., Inc., Class A	250,330	7,830,322

BJ’s Wholesale Club Holdings, Inc.*	205,360	13,214,916

Total Consumer Staples		21,045,238

Energy - 9.1%

Chesapeake Energy Corp.	73,890	6,060,458

Devon Energy Corp.	72,786	4,233,962

Marathon Petroleum Corp.	81,983	7,153,836

Texas Pacific Land Corp.	6,617	9,042,792

The Williams Cos., Inc.	132,330	4,537,596

Total Energy		31,028,644

Financials - 21.4%

American Equity Investment Life Holding Co.	228,269	8,610,307

Apollo Global Management, Inc.	125,723	6,255,977

Ares Management Corp., Class A	138,954	9,201,534

Cannae Holdings, Inc.*	247,035	5,533,584

Fairfax Financial Holdings, Ltd. (Canada)	11,028	6,065,951

KKR & Co., Inc.	253,651	12,928,591

SEI Investments Co.	217,787	12,135,092

Willis Towers Watson PLC (United Kingdom)	57,347	12,321,576

Total Financials		73,052,612

	Shares	Value

Health Care - 5.8%

Centene Corp.*	77,197	$6,218,219

McKesson Corp.	18,669	5,780,109

Premier, Inc., Class A	211,744	7,667,250

Total Health Care		19,665,578

Industrials - 13.8%

Air Transport Services Group, Inc.*	233,913	7,321,477

API Group Corp.*	384,889	7,143,540

Armstrong World Industries, Inc.	120,800	10,226,928

CACI International, Inc., Class A*	24,204	6,421,321

Carlisle Cos., Inc.	12,131	3,146,296

Huntington Ingalls Industries, Inc.	20,954	4,457,754

UniFirst Corp.	47,422	8,170,811

Total Industrials		46,888,127

Information Technology - 6.3%

NCR Corp.*	296,662	10,392,070

SS&C Technologies Holdings, Inc.	170,926	11,052,075

Total Information Technology		21,444,145

Materials - 2.2%

Axalta Coating Systems, Ltd.*	293,354	7,442,391

Real Estate - 1.8%

The St Joe Co.	116,902	6,220,355

Utilities - 1.8%

Atmos Energy Corp.	55,137	6,252,536

Total Common Stocks

(Cost $337,145,890)		338,038,578

Short-Term Investments - 1.0%

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[1]	2,264,218	2,264,218

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[1]	1,166,415	1,166,415

Total Short-Term Investments

(Cost $3,430,633)		3,430,633

Total Investments - 100.2% (Cost $340,576,523)		341,469,211

Other Assets, less Liabilities - (0.2)%		(637,059)

Net Assets - 100.0%		$340,832,152

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$338,038,578	–	–	$338,038,578

Short-Term Investments

Other Investment Companies	3,430,633	–	–	3,430,633

Total Investments in Securities	$341,469,211	–	–	$341,469,211

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	29.8

Consumer Staples	21.5

Financials	18.4

Information Technology	17.8

Consumer Discretionary	9.9

Health Care	1.5

Short-Term Investments	0.7

Other Assets Less Liabilities	0.4

TOP TEN HOLDINGS

Security Name	% of Net Assets

Keurig Dr Pepper, Inc.	9.0

Visa, Inc., Class A	8.6

Alphabet, Inc., Class C	8.1

Fiserv, Inc.	7.0

T-Mobile US, Inc.	6.0

Liberty Media Corp.-Liberty SiriusXM, Class C	5.3

Berkshire Hathaway, Inc., Class B	4.8

Unilever PLC, Sponsored ADR (United Kingdom)	4.8

LKQ Corp.	4.7

Willis Towers Watson PLC (United Kingdom)	4.4

Top Ten as a Group	62.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 98.9%

Communication Services - 29.8%

Alphabet, Inc., Class C*	1,305	$3,000,626

Liberty Broadband Corp., Class C*	13,522	1,512,030

Liberty Media Corp.-Liberty SiriusXM, Class C*	46,467	1,946,038

Meta Platforms, Inc., Class A*	5,247	1,051,866

News Corp., Class A	64,165	1,274,317

T-Mobile US, Inc.*	17,938	2,208,885

Total Communication Services		10,993,762

Consumer Discretionary - 9.9%

Bath & Body Works, Inc.	19,454	1,028,922

LKQ Corp.	35,298	1,751,840

NVR, Inc.*	201	879,618

Total Consumer Discretionary		3,660,380

Consumer Staples - 21.5%

BJ’s Wholesale Club Holdings, Inc.*	21,513	1,384,362

Keurig Dr Pepper, Inc.	89,105	3,332,527

Nestle SA, Sponsored ADR (Switzerland)	11,255	1,447,843

Unilever PLC, Sponsored ADR (United Kingdom)	38,057	1,760,517

Total Consumer Staples		7,925,249

Financials - 18.4%

Ares Management Corp., Class A	18,226	1,206,925

Berkshire Hathaway, Inc., Class B*	5,465	1,764,266

KKR & Co., Inc.	26,107	1,330,674

	Shares	Value

The Progressive Corp.	8,359	$897,422

Willis Towers Watson PLC (United Kingdom)	7,501	1,611,665

Total Financials		6,810,952

Health Care - 1.5%

UnitedHealth Group, Inc.	1,099	558,896

Information Technology - 17.8%

Fiserv, Inc.*	26,583	2,603,008

NCR Corp.*	22,604	791,818

Visa, Inc., Class A1	14,817	3,157,947

Total Information Technology		6,552,773

Total Common Stocks (Cost $38,417,660)		36,502,012

Short-Term Investments - 0.7%

Other Investment Companies - 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	162,145	162,145

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	83,531	83,531

Total Short-Term Investments (Cost $245,676)		245,676

Total Investments - 99.6% (Cost $38,663,336)		36,747,688

Other Assets, less Liabilities - 0.4%		155,649

Net Assets - 100.0%		$36,903,337

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,229,979 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.
[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$36,502,012	—	—	$36,502,012

Short-Term Investments

Other Investment Companies	245,676	—	—	245,676

Total Investments in Securities	$36,747,688	—	—	$36,747,688

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	32.4

Information Technology	16.0

Financials	12.1

Health Care	9.9

Consumer Staples	7.5

Energy	5.0

Consumer Discretionary	3.8

Materials	2.8

Communication Services	2.6

Utilities	2.0

Real Estate	0.5

Short-Term Investments	5.4

Other Assets Less Liabilities	0.0[1]

TOP TEN HOLDINGS

Security Name	% of Net Assets

Air Transport Services Group, Inc.	4.9

BJ’s Wholesale Club Holdings, Inc.	3.8

NCR Corp.	3.3

Premier, Inc., Class A	3.2

UniFirst Corp.	3.1

Murphy USA, Inc.	3.1

White Mountains Insurance Group, Ltd.	2.8

Cannae Holdings, Inc.	2.7

Comfort Systems USA, Inc.	2.6

American Equity Investment Life Holding Co.	2.6

Top Ten as a Group	32.1

[1]	Less than 0.05%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 94.6%

Communication Services - 2.6%

Liberty Latin America, Ltd., Class C*	879,588	$8,127,393

Yelp, Inc.*	396,196	12,888,256

Total Communication Services		21,015,649

Consumer Discretionary - 3.8%

Murphy USA, Inc.	107,758	25,172,269

Sleep Number Corp.*	142,299	5,771,647

Total Consumer Discretionary		30,943,916

Consumer Staples - 7.5%

BJ’s Wholesale Club Holdings, Inc.*	481,348	30,974,744

Hostess Brands, Inc.*	373,213	8,468,203

Ingles Markets, Inc., Class A	184,801	17,208,669

Whole Earth Brands, Inc.*	747,763	5,167,042

Total Consumer Staples		61,818,658

Energy - 5.0%

Centennial Resource Development, Inc., Class A*,1	1,254,183	9,707,376

Evolution Petroleum Corp.	666,012	4,202,536

HF Sinclair Corp.*	292,209	11,109,786

SM Energy Co.	306,452	10,888,240

World Fuel Services Corp.	221,805	5,372,117

Total Energy		41,280,055

Financials - 12.1%

American Equity Investment Life Holding Co.	558,631	21,071,561

Axis Capital Holdings, Ltd. (Bermuda)	342,914	19,659,260

Cannae Holdings, Inc.*	1,001,799	22,440,298

Genworth Financial, Inc., Class A*	3,522,317	13,067,796

White Mountains Insurance Group, Ltd.	22,288	23,358,270

Total Financials		99,597,185

Health Care - 9.9%

Computer Programs and Systems, Inc.*	466,037	14,875,901

Enovis Corp.*	63,045	4,089,729

Haemonetics Corp.*	236,996	12,008,587

MEDNAX, Inc.*	586,738	10,866,388

Patterson Cos., Inc.	416,476	12,814,967

Premier, Inc., Class A	730,334	26,445,394

Total Health Care		81,100,966

Industrials - 32.4%

Air Transport Services Group, Inc.*	1,295,722	40,556,099

Alight, Inc., Class A*	1,570,467	13,490,312

Argan, Inc.	329,681	12,125,667

Armstrong World Industries, Inc.	236,101	19,988,311

Atkore, Inc.*	142,933	13,735,861

	Shares	Value

Barrett Business Services, Inc.	59,027	$4,248,173

Comfort Systems USA, Inc.	251,138	21,201,070

CoreCivic, Inc.*	1,692,013	21,031,722

Esab Corp.*	63,044	2,963,068

GMS, Inc.*	230,417	11,048,495

GrafTech International, Ltd.	782,654	7,106,498

Kelly Services, Inc., Class A	424,336	8,185,441

McGrath RentCorp	227,723	19,005,762

MSC Industrial Direct Co., Inc., Class A	88,244	7,311,898

Park Aerospace Corp.	711,075	8,319,578

SP Plus Corp.*	563,264	16,053,024

UniFirst Corp.	150,070	25,857,061

Univar Solutions, Inc.*	399,870	11,644,214

Viad Corp.*	89,371	2,926,900

Total Industrials		266,799,154

Information Technology - 16.0%

ACI Worldwide, Inc.*	636,735	17,586,621

Avaya Holdings Corp.*,1	1,058,487	9,791,005

CDK Global, Inc.	236,446	12,865,027

Computer Services, Inc.	188,199	9,575,565

DXC Technology Co.*	439,868	12,624,211

ePlus, Inc.*	347,629	19,634,086

Ituran Location and Control, Ltd. (Israel)	382,160	8,575,670

NCR Corp.*	764,467	26,779,279

Vontier Corp.	559,398	14,331,777

Total Information Technology		131,763,241

Materials - 2.8%

Axalta Coating Systems, Ltd.*	658,784	16,713,350

TriMas Corp.	225,983	6,675,538

Total Materials		23,388,888

Real Estate - 0.5%

Newmark Group, Inc., Class A	342,113	4,156,673

Utilities - 2.0%

Southwest Gas Holdings, Inc.	187,912	16,556,926

Total Common Stocks (Cost $636,098,934)		778,421,311

Short-Term Investments - 5.4%

Other Investment Companies - 5.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	29,391,531	29,391,531

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37% [2]	15,141,092	15,141,092

Total Short-Term Investments
(Cost $44,532,623)		44,532,623

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 100.0%
(Cost $680,631,557)	$822,953,934

Other Assets, less Liabilities - (0.0)%#	(226,456)

Net Assets - 100.0%	$822,727,478

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,026,324 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.
[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$778,421,311	—	—	$778,421,311

Short-Term Investments

Other Investment Companies	44,532,623	—	—	44,532,623

Total Investments in Securities	$822,953,934	—	—	$822,953,934

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	18.9

Information Technology	14.0

Health Care	12.9

Consumer Staples	11.1

Utilities	10.6

Energy	10.5

Communication Services	7.6

Consumer Discretionary	7.4

Industrials	5.4

Short-Term Investments	1.6

Other Assets Less Liabilities	0.0[1]

TOP TEN HOLDINGS

Security Name	% of Net Assets

United Parcel Service, Inc., Class B	3.4

The AES Corp.	3.2

Corning, Inc.	3.2

Verizon Communications, Inc.	3.2

Bristol-Myers Squibb Co.	3.1

Oracle Corp.	3.0

Kinder Morgan, Inc.	3.0

Comcast Corp., Class A	2.9

The Progressive Corp.	2.9

U.S. Bancorp	2.8

Top Ten as a Group	30.7

[1]	Less than 0.05%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 98.4%

Communication Services - 7.6%

Comcast Corp., Class A	241,836	$9,615,399

The Interpublic Group of Cos., Inc.	155,314	5,066,343

Verizon Communications, Inc.	224,204	10,380,645

Total Communication Services		25,062,387

Consumer Discretionary - 7.4%

Advance Auto Parts, Inc.	36,663	7,319,035

Genuine Parts Co.	25,557	3,323,688

Magna International, Inc. (Canada)	74,244	4,474,686

Target Corp.	39,813	9,103,242

Total Consumer Discretionary		24,220,651

Consumer Staples - 11.1%

The JM Smucker Co.	24,950	3,416,403

Kimberly-Clark Corp.	56,963	7,908,173

The Kroger Co.	38,767	2,091,867

PepsiCo, Inc.	30,266	5,196,975

Sysco Corp.	92,712	7,925,022

Unilever PLC, Sponsored ADR (United Kingdom)	167,456	7,746,515

Walgreens Boots Alliance, Inc.	48,538	2,058,011

Total Consumer Staples		36,342,966

Energy - 10.5%

Enterprise Products Partners LP, MLP [1]	277,353	7,186,216

Kinder Morgan, Inc.	536,473	9,736,985

Magellan Midstream Partners LP, MLP [1]	44,808	2,170,948

Marathon Petroleum Corp.	74,244	6,478,531

The Williams Cos., Inc.	257,752	8,838,316

Total Energy		34,410,996

Financials - 18.9%

Axis Capital Holdings, Ltd. (Bermuda)	91,861	5,266,391

Chubb, Ltd. (Switzerland)	24,992	5,159,598

CNA Financial Corp.	79,840	3,787,610

Fidelity National Financial, Inc.	137,269	5,466,052

M&T Bank Corp.	41,066	6,843,238

The PNC Financial Services Group, Inc.	26,093	4,334,047

The Progressive Corp.	89,243	9,581,129

Truist Financial Corp.	174,276	8,426,245

U.S. Bancorp	191,859	9,316,673

Willis Towers Watson PLC (United Kingdom)	19,012	4,084,918

Total Financials		62,265,901

Health Care - 12.9%

AbbVie, Inc.	51,357	7,543,316

	Shares	Value

Amgen, Inc.	25,117	$5,857,033

Bristol-Myers Squibb Co.	133,633	10,058,556

Medtronic PLC (Ireland)	13,515	1,410,425

Merck & Co., Inc.	32,112	2,848,013

Pfizer, Inc.	163,698	8,032,661

Premier, Inc., Class A	187,898	6,803,787

Total Health Care		42,553,791

Industrials - 5.4%

General Dynamics Corp.	7,178	1,697,812

Lockheed Martin Corp.	11,435	4,941,292

United Parcel Service, Inc., Class B	62,222	11,198,716

Total Industrials		17,837,820

Information Technology - 14.0%

Cisco Systems, Inc.	168,195	8,238,191

Corning, Inc.	296,815	10,444,920

CSG Systems International, Inc.	47,283	2,906,486

Fidelity National Information Services, Inc.	48,429	4,801,735

NortonLifeLock, Inc.	153,840	3,852,154

Oracle Corp.	136,448	10,015,283

QUALCOMM, Inc.	41,124	5,744,612

Total Information Technology		46,003,381

Utilities - 10.6%

The AES Corp.	518,994	10,597,858

Atlantica Sustainable Infrastructure PLC (United Kingdom)	151,581	4,683,853

Black Hills Corp.	72,512	5,310,779

IDACORP, Inc.	52,489	5,520,793

Vistra Corp.	350,169	8,761,228

Total Utilities		34,874,511

Total Common Stocks

(Cost $233,747,738)		323,572,404

Short-Term Investments - 1.6%

Other Investment Companies - 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	3,423,668	3,423,668

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	1,763,708	1,763,708

Total Short-Term Investments

(Cost $5,187,376)		5,187,376

Total Investments - 100.0%

(Cost $238,935,114)		328,759,780

Other Assets, less Liabilities - (0.0)%#		(78,974)

Net Assets - 100.0%		$328,680,806

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

#	Less than 0.05%.
[1]

Some of these securities, amounting to $2,475,272 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

MLP   Master Limited Partnership

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$323,572,404	—	—	$323,572,404

Short-Term Investments

Other Investment Companies	5,187,376	—	—	5,187,376

Total Investments in Securities	$328,759,780	—	—	$328,759,780

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	30.2

Information Technology	14.0

Financials	13.8

Consumer Discretionary	12.1

Health Care	7.6

Consumer Staples	6.9

Energy	5.7

Utilities	2.6

Communication Services	2.3

Materials	2.2

Real Estate	0.3

Short-Term Investments	2.2

Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Air Transport Services Group, Inc.	4.9

LKQ Corp.	4.1

Premier, Inc., Class A	3.3

NCR Corp.	3.2

Murphy USA, Inc.	3.1

Advance Auto Parts, Inc.	3.0

White Mountains Insurance Group, Ltd.	2.9

UniFirst Corp.	2.8

Cannae Holdings, Inc.	2.7

BJ’s Wholesale Club Holdings, Inc.	2.6

Top Ten as a Group	32.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 97.7%

Communication Services - 2.3%

Liberty Latin America, Ltd., Class A*	108,962	$1,006,809

Liberty Latin America, Ltd., Class C*	120,953	1,117,606

Yelp, Inc.*	108,252	3,521,437

Total Communication Services		5,645,852

Consumer Discretionary - 12.1%

Advance Auto Parts, Inc.	37,767	7,539,426

LKQ Corp.	202,457	10,047,941

Murphy USA, Inc.	32,819	7,666,518

Polaris, Inc.[1]	35,920	3,410,245

Sleep Number Corp.*	29,320	1,189,219

Total Consumer Discretionary		29,853,349

Consumer Staples - 6.9%

BJ’s Wholesale Club Holdings, Inc.*	99,312	6,390,727

Hostess Brands, Inc.*	100,109	2,271,473

Ingles Markets, Inc., Class A	38,649	3,598,995

Molson Coors Beverage Co., Class B	88,414	4,786,734

Total Consumer Staples		17,047,929

Energy - 5.7%

Centennial Resource Development, Inc., Class A*	357,842	2,769,697

Chesapeake Energy Corp.	20,672	1,695,518

HF Sinclair Corp.*	96,116	3,654,330

Ovintiv, Inc.	26,053	1,333,653

SM Energy Co.	78,114	2,775,391

World Fuel Services Corp.	72,806	1,763,361

Total Energy		13,991,950

Financials - 13.8%

American Equity Investment Life Holding Co.	163,321	6,160,468

Axis Capital Holdings, Ltd. (Bermuda)	70,334	4,032,248

Cannae Holdings, Inc.*	300,844	6,738,905

CNA Financial Corp.	65,415	3,103,288

Fidelity National Financial, Inc.	102,224	4,070,560

Genworth Financial, Inc., Class A*	841,735	3,122,837

White Mountains Insurance Group, Ltd.	6,746	7,069,943

Total Financials		34,298,249

Health Care - 7.6%

Computer Programs and Systems, Inc.*	57,161	1,824,579

Enovis Corp.*	11,988	777,662

Haemonetics Corp.*	47,078	2,385,442

MEDNAX, Inc.*	160,919	2,980,220

Patterson Cos., Inc.	83,383	2,565,695

	Shares	Value

Premier, Inc., Class A	226,338	$8,195,699

Total Health Care		18,729,297

Industrials - 30.2%

Air Transport Services Group, Inc.*	386,595	12,100,423

Alight, Inc., Class A*	468,144	4,021,357

Argan, Inc.	98,547	3,624,559

Armstrong World Industries, Inc.	69,903	5,917,988

Atkore, Inc.*	42,326	4,067,529

CACI International, Inc., Class A*	6,367	1,689,165

Comfort Systems USA, Inc.	69,276	5,848,280

CoreCivic, Inc.*	445,526	5,537,888

Curtiss-Wright Corp.	21,167	3,024,976

Dun & Bradstreet Holdings, Inc.*	316,175	4,992,403

Esab Corp.*	11,987	563,389

GrafTech International, Ltd.	197,168	1,790,285

Huntington Ingalls Industries, Inc.	19,413	4,129,922

McGrath RentCorp	34,064	2,842,981

MDU Resources Group, Inc.	47,833	1,232,178

SP Plus Corp.*	103,657	2,954,225

UniFirst Corp.	40,904	7,047,759

Univar Solutions, Inc.*	89,788	2,614,627

Viad Corp.*	26,627	872,034

Total Industrials		74,871,968

Information Technology - 14.0%

ACI Worldwide, Inc.*	187,337	5,174,248

Avaya Holdings Corp.*	303,537	2,807,717

DXC Technology Co.*	73,906	2,121,102

ePlus, Inc.*	99,839	5,638,907

Ituran Location and Control, Ltd. (Israel)	43,962	986,507

NCR Corp.*	224,407	7,860,977

TD SYNNEX Corp.	58,455	5,850,761

Vontier Corp.	169,622	4,345,716

Total Information Technology		34,785,935

Materials - 2.2%

Axalta Coating Systems, Ltd.*	173,896	4,411,742

TriMas Corp.	31,810	939,667

Total Materials		5,351,409

Real Estate - 0.3%

Newmark Group, Inc., Class A	69,464	843,988

Utilities - 2.6%

OGE Energy Corp.	47,407	1,833,703

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 2.6% (continued)

Vistra Corp.	188,724	$4,721,874

Total Utilities		6,555,577

Total Common Stocks

(Cost $203,952,573)		241,975,503

Short-Term Investments - 2.2%

Other Investment Companies - 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[2]	3,586,225	3,586,225

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	1,847,449	1,847,449

Total Short-Term Investments

(Cost $5,433,674)		5,433,674

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,202,231 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.

Value

Total Investments - 99.9%

(Cost $209,386,247)	$247,409,177

Other Assets, less Liabilities - 0.1%	368,164

Net Assets - 100.0%	$247,777,341

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$241,975,503	—	—	$241,975,503

Short-Term Investments

Other Investment Companies	5,433,674	—	—	5,433,674

Total Investments in Securities	$247,409,177	—	—	$247,409,177

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	24.6

Industrials	15.4

Health Care	13.3

Communication Services	10.1

Information Technology	9.4

Consumer Staples	7.0

Consumer Discretionary	5.9

Energy	5.7

Utilities	2.3

Materials	2.2

Short-Term Investments	3.4

Other Assets Less Liabilities	0.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Nintendo Co., Ltd. (Japan)	3.6

Sony Corp. (Japan)	3.5

Roche Holding AG (Switzerland)	3.4

Deutsche Telekom AG (Germany)	3.4

Check Point Software Technologies, Ltd. (Israel)	3.3

BAE Systems PLC (United Kingdom)	3.1

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	3.1

Deutsche Boerse AG (Germany)	3.1

Shell PLC (Netherlands)	3.1

Vinci, S.A. (France)	3.0

Top Ten as a Group	32.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 94.8%

Communication Services - 10.1%

Deutsche Telekom AG (Germany)	14,174	$261,101

Nintendo Co., Ltd. (Japan)	616	281,137

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	9,588	239,892

Total Communication Services		782,130

Consumer Discretionary - 4.8%

Compass Group PLC (United Kingdom)	4,771	100,677

Sony Corp. (Japan)	3,149	271,762

Total Consumer Discretionary		372,439

Consumer Staples - 7.0%

Anheuser-Busch InBev SA/NV (Belgium)	2,687	154,609

Fomento Economico Mexicano SAB de CV,

Sponsored ADR (Mexico)	1,425	106,504

Nestle, S.A. (Switzerland)	1,211	156,333

Unilever PLC (United Kingdom)	2,626	122,083

Total Consumer Staples		539,529

Energy - 5.7%

Shell PLC (Netherlands)	8,877	238,311

TotalEnergies SE (France)	4,139	203,237

Total Energy		441,548

Financials - 24.6%

AIA Group, Ltd. (Hong Kong)	14,041	137,935

Allianz SE (Germany)	953	215,029

Axa, S.A. (France)	8,521	225,423

DBS Group Holdings, Ltd. (Singapore)	9,074	220,141

Deutsche Boerse AG (Germany)	1,370	238,510

Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	20,939	100,298

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	729	173,605

Ping An Insurance Group Co. of China, Ltd., Class H (China)	11,506	72,726

Prudential PLC (United Kingdom)	7,732	96,251

Tokio Marine Holdings, Inc. (Japan)	3,842	207,732

UBS Group AG (Switzerland)	13,233	224,652

Total Financials		1,912,302

Health Care - 13.3%

GlaxoSmithKline PLC (United Kingdom)	4,839	109,083

Novartis AG (Switzerland)	2,303	203,515

Olympus Corp. (Japan)	5,218	91,843

	Shares	Value

Roche Holding AG (Switzerland)	719	$266,615

Sanofi (France)	1,145	121,021

Smith & Nephew PLC (United Kingdom)	7,597	123,136

Takeda Pharmaceutical Co., Ltd. (Japan)	4,097	118,881

Total Health Care		1,034,094

Industrials - 15.4%

Assa Abloy AB (Sweden)	4,056	102,504

BAE Systems PLC (United Kingdom)	26,393	243,783

CK Hutchison Holdings, Ltd. (Hong Kong)	31,234	219,198

Smiths Group PLC (United Kingdom)	10,917	199,773

Thales, S.A. (France)	1,551	198,567

Vinci, S.A. (France)	2,381	231,038

Total Industrials		1,194,863

Information Technology - 9.4%

ASM Pacific Technology, Ltd. (Hong Kong)	12,048	121,417

Check Point Software Technologies, Ltd. (Israel)*	2,061	260,284

Murata Manufacturing Co., Ltd. (Japan)	2,476	147,588

SAP SE (Germany)	1,941	196,713

Total Information Technology		726,002

Materials - 2.2%

Shin-Etsu Chemical Co., Ltd. (Japan)	1,271	174,679

Utilities - 2.3%

EDP - Energias de Portugal, S.A. (Portugal)	38,152	177,814

Total Common Stocks
(Cost $8,082,988)		7,355,400

Preferred Stock - 1.1%

Consumer Discretionary - 1.1%

Volkswagen AG (Germany)	552	85,486

Total Preferred Stock
(Cost $119,749)		85,486

Short-Term Investments - 3.4%

Other Investment Companies - 3.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[1]	174,493	174,493

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[1]	89,890	89,890

Total Short-Term Investments
(Cost $264,383)		264,383

Total Investments - 99.3%
(Cost $8,467,120)		7,705,269

Other Assets, less Liabilities - 0.7%		55,441

Net Assets - 100.0%		$7,760,710

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (continued)

* Non-income producing security.	ADR American Depositary Receipt
[1] Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$100,298	$1,812,004	—	$1,912,302

Industrials	—	1,194,863	—	1,194,863

Health Care	—	1,034,094	—	1,034,094

Communication Services	239,892	542,238	—	782,130

Information Technology	260,284	465,718	—	726,002

Consumer Staples	106,504	433,025	—	539,529

Energy	—	441,548	—	441,548

Consumer Discretionary	—	372,439	—	372,439

Utilities	—	177,814	—	177,814

Materials	—	174,679	—	174,679

Preferred Stock

Consumer Discretionary	—	85,486	—	85,486

Short-Term Investments

Other Investment Companies	264,383	—	—	264,383

Total Investments in Securities	$971,361	$6,733,908	—	$7,705,269

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Belgium	2.1

Brazil	1.3

China	1.0

France	13.2

Germany	15.7

Hong Kong	6.4

Israel	3.5

Japan	17.4

Mexico	1.4

Country	% of Long-Term Investments

Netherlands	3.2

Portugal	2.4

Singapore	3.0

South Korea	3.2

Sweden	1.4

Switzerland	11.4

United Kingdom	13.4

100.0

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	22.5

Financials	20.5

Consumer Discretionary	16.4

Information Technology	16.0

Consumer Staples	9.5

Utilities	7.6

Industrials	5.4

Health Care	1.5

Short-Term Investments	0.8

Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Berkshire Hathaway, Inc., Class B	10.3

LKQ Corp.	6.0

Liberty Media Corp.-Liberty SiriusXM, Class C	5.9

Liberty Broadband Corp., Class C	5.2

Comcast Corp., Class A	4.6

Fiserv, Inc.	4.5

NCR Corp.	4.2

Walgreens Boots Alliance, Inc.	4.2

Advance Auto Parts, Inc.	4.0

The AES Corp.	3.9

Top Ten as a Group	52.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2022

	Shares	Value

Common Stocks - 99.4%

Communication Services - 22.5%

Alphabet, Inc., Class C*	2,117	$4,867,682

Comcast Corp., Class A	144,165	5,732,000

Liberty Broadband Corp., Class C*	57,822	6,465,656

Liberty Media Corp.-Liberty SiriusXM, Class C*	176,720	7,401,033

News Corp., Class A	185,759	3,689,174

Total Communication Services		28,155,545

Consumer Discretionary - 16.4%

Advance Auto Parts, Inc.	25,274	5,045,448

Bath & Body Works, Inc.	55,319	2,925,823

DR Horton, Inc.	37,547	2,612,896

LKQ Corp.	150,201	7,454,476

Polaris, Inc.[1]	26,283	2,495,308

Total Consumer Discretionary		20,533,951

Consumer Staples - 9.5%

Albertsons Cos., Inc., Class A	60,368	1,888,311

Unilever PLC, Sponsored ADR (United Kingdom)	103,629	4,793,877

Walgreens Boots Alliance, Inc.	123,107	5,219,737

Total Consumer Staples		11,901,925

Financials - 20.5%

American Equity Investment Life Holding Co.	63,183	2,383,263

Berkshire Hathaway, Inc., Class B*	39,843	12,862,516

KKR & Co., Inc.	76,853	3,917,197

The Progressive Corp.	20,025	2,149,884

Willis Towers Watson PLC (United Kingdom)	19,774	4,248,642

Total Financials		25,561,502

Health Care - 1.5%

Premier, Inc., Class A	52,155	1,888,533

	Shares	Value

Industrials - 5.4%

Alight, Inc., Class A*	347,683	$2,986,597

United Parcel Service, Inc., Class B	20,560	3,700,389

Total Industrials		6,686,986

Information Technology - 16.0%

Fiserv, Inc.*	57,572	5,637,450

NCR Corp.*	149,437	5,234,778

Oracle Corp.	62,077	4,556,452

QUALCOMM, Inc.	33,041	4,615,497

Total Information Technology		20,044,177

Utilities - 7.6%

The AES Corp.	242,052	4,942,702

Vistra Corp.	182,978	4,578,109

Total Utilities		9,520,811

Total Common Stocks (Cost $118,266,209)		124,293,430

Short-Term Investments - 0.8%

Other Investment Companies - 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% [2]	605,577	605,577

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[2]	311,964	311,964

Total Short-Term Investments (Cost $917,541)		917,541

Total Investments - 100.2% (Cost $119,183,750)		125,210,971

Other Assets, less Liabilities - (0.2)%		(202,623)

Net Assets - 100.0%		$125,008,348

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,470,339 or 2.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.
See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$124,293,430	—	—	$124,293,430

Short-Term Investments

Other Investment Companies	917,541	—	—	917,541

Total Investments in Securities	$125,210,971	—	—	$125,210,971

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2022

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $2,229,979, $1,026,324, and $2,475,272, respectively)	$341,469,211	$36,747,688	$822,953,934	$328,759,780

Receivable for investments sold	—	206,957	396,003	—

Dividend and interest receivables	149,783	29,531	190,741	777,825

Securities lending income receivable	—	229	119	606

Receivable for Fund shares sold	42,887	1,021	513,389	239,934

Receivable from affiliate	9,363	4,679	—	10,667

Prepaid expenses and other assets	29,697	12,348	35,430	17,453

Total assets	341,700,941	37,002,453	824,089,616	329,806,265

Liabilities:

Payable for investments purchased	—	—	309,513	—

Payable for Fund shares repurchased	449,485	31,071	245,948	821,120

Accrued expenses:

Investment advisory and management fees	167,111	11,234	564,845	169,684

Administrative fees	44,762	4,815	105,909	42,421

Distribution fees	51,542	992	6,823	8,330

Shareholder service fees	25,273	1,241	61,885	11,219

Other	130,616	49,763	67,215	72,685

Total liabilities	868,789	99,116	1,362,138	1,125,459

Net Assets	$340,832,152	$36,903,337	$822,727,478	$328,680,806

[1] Investments at cost	$340,576,523	$38,663,336	$680,631,557	$238,935,114

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Net Assets Represent:

Paid-in capital	$321,215,572	$42,224,880	$670,493,366	$204,124,417

Total distributable earnings (loss)	19,616,580	(5,321,543)	152,234,112	124,556,389

Net Assets	$340,832,152	$36,903,337	$822,727,478	$328,680,806

Class N:

Net Assets	$244,785,298	$4,507,311	$32,274,185	$38,696,981

Shares outstanding	13,664,700	311,078	2,339,476	3,546,122

Net asset value, offering and redemption price per share	$17.91	$14.49	$13.80	$10.91

Class I:

Net Assets	$88,257,761	$32,396,026	$782,743,860	$287,204,150

Shares outstanding	4,595,999	2,222,545	54,901,309	26,343,299

Net asset value, offering and redemption price per share	$19.20	$14.58	$14.26	$10.90

Class Z:

Net Assets	$7,789,093	—	$7,709,433	$2,779,675

Shares outstanding	408,059	—	540,123	254,944

Net asset value, offering and redemption price per share	$19.09	—	$14.27	$10.90

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,202,231, $0, and $2,470,339, respectively)	$247,409,177	$7,705,269	$125,210,971

Cash	—	3,678	—

Foreign currency[2]	—	7,608	—

Receivable for investments sold	1,259,553	8,719	3,765,736

Dividend and interest receivables	24,031	40,397	38,819

Securities lending income receivable	411	—	298

Receivable for Fund shares sold	667,545	741	39,361

Receivable from affiliate	—	7,231	8,428

Prepaid expenses and other assets	25,750	12,698	18,101

Total assets	249,386,467	7,786,341	129,081,714

Liabilities:

Payable for investments purchased	1,333,422	—	3,845,504

Payable for Fund shares repurchased	29,835	—	102,590

Accrued expenses:

Investment advisory and management fees	159,988	3,532	67,833

Administrative fees	31,998	999	16,958

Distribution fees	4,311	250	543

Shareholder service fees	10,050	309	4,134

Other	39,522	20,541	35,804

Total liabilities	1,609,126	25,631	4,073,366

Net Assets	$247,777,341	$7,760,710	$125,008,348

[1] Investments at cost	$209,386,247	$8,467,120	$119,183,750

[2] Foreign currency at cost	—	$7,564	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$206,900,874	$8,440,015	$116,888,467

Total distributable earnings (loss)	40,876,467	(679,305)	8,119,881

Net Assets	$247,777,341	$7,760,710	$125,008,348

Class N:

Net Assets	$19,655,892	$1,167,753	$2,587,536

Shares outstanding	2,199,658	129,533	213,748

Net asset value, offering and redemption price per share	$8.94	$9.02	$12.11

Class I:

Net Assets	$194,625,285	$6,023,358	$111,554,022

Shares outstanding	21,090,151	644,686	9,214,491

Net asset value, offering and redemption price per share	$9.23	$9.34	$12.11

Class Z:

Net Assets	$33,496,164	$569,599	$10,866,790

Shares outstanding	3,626,748	60,694	897,386

Net asset value, offering and redemption price per share	$9.24	$9.38	$12.11

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2022

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Investment Income:

Dividend income	$2,030,907	$276,315 [1]	$3,042,860	$4,228,088

Securities lending income	—	989	7,072	3,805

Foreign withholding tax	—	(5,138)	(28,615)	(10,449)

Total investment income	2,030,907	272,166	3,021,317	4,221,444

Expenses:

Investment advisory and management fees	1,077,027	69,698	3,472,183	1,124,218

Administrative fees	288,489	29,871	651,034	281,054

Distribution fees - Class N	333,122	5,911	41,539	51,535

Shareholder servicing fees - Class N	136,188	2,365	16,782	8,246

Shareholder servicing fees - Class I	25,979	5,265	363,681	66,199

Reports to shareholders	50,913	5,665	24,748	13,065

Registration fees	27,532	12,903	28,212	21,631

Custodian fees	25,199	8,894	32,711	24,060

Professional fees	21,451	18,907	33,025	24,463

Transfer agent fees	13,502	4,792	12,630	8,258

Trustee fees and expenses	13,437	1,386	29,507	13,836

Interest expense	891	—	—	1,641

Miscellaneous	8,541	1,418	34,008	17,869

Total expenses before offsets	2,022,271	167,075	4,740,060	1,656,075

Expense reimbursements	(64,411)	(34,050)	—	(66,972)

Expense reductions	(4,186)	(477)	(21,223)	(17,240)

Net expenses	1,953,674	132,548	4,718,837	1,571,863

Net investment income (loss)	77,233	139,618	(1,697,520)	2,649,581

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	19,653,687	2,499,312	12,926,988	42,378,470

Net change in unrealized appreciation/depreciation on investments	(36,347,381)	(5,029,155)	(40,380,869)	(42,362,717)

Net realized and unrealized gain (loss)	(16,693,694)	(2,529,843)	(27,453,881)	15,753

Net increase (decrease) in net assets resulting from operations	$(16,616,461)	$(2,390,225)	$(29,151,401)	$2,665,334

[1] Includes non-recurring dividends of $30,052.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$1,199,001	$246,773 [1]	$981,163

Securities lending income	2,861	—	1,160

Foreign withholding tax	(3,453)	(13,277)	—

Total investment income	1,198,409	233,496	982,323

Expenses:

Investment advisory and management fees	993,275	22,922	507,163

Administrative fees	198,655	6,487	126,791

Distribution fees - Class N	27,326	1,698	3,831

Shareholder servicing fees - Class N	6,559	340	640

Shareholder servicing fees - Class I	56,014	1,690	30,637

Registration fees	21,466	12,790	18,943

Professional fees	18,161	15,123	17,784

Custodian fees	16,293	11,245	13,831

Trustee fees and expenses	9,140	307	6,305

Reports to shareholders	8,969	2,233	5,557

Transfer agent fees	4,445	350	3,083

Interest expense	—	—	1,148

Miscellaneous	11,345	1,291	8,341

Total expenses before offsets	1,371,648	76,476	744,054

Expense reimbursements	—	(41,176)	(48,487)

Expense reductions	(8,273)	(39)	(2,816)

Net expenses	1,363,375	35,261	692,751

Net investment income (loss)	(164,966)	198,235	289,572

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	4,496,772	(86,058)	4,335,943

Net realized loss on foreign currency transactions	—	(3,044)	—

Net change in unrealized appreciation/depreciation on investments	(12,373,035)	(479,830)	(19,141,495)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(921)	—

Net realized and unrealized loss	(7,876,263)	(569,853)	(14,805,552)

Net decrease in net assets resulting from operations	$(8,041,229)	$(371,618)	$(14,515,980)

1 Includes non-recurring dividends of $124,873.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$77,233	$803,269	$139,618	$148,514	$(1,697,520)	$(2,778,893)

Net realized gain on investments	19,653,687	258,272,570	2,499,312	8,380,167	12,926,988	77,730,613

Net change in unrealized appreciation/depreciation on investments	(36,347,381)	(64,506,569)	(5,029,155)	3,843,506	(40,380,869)	163,130,688

Net increase (decrease) in net assets resulting from operations	(16,616,461)	194,569,270	(2,390,225)	12,372,187	(29,151,401)	238,082,408

Distributions to Shareholders:

Class N	(9,096,124)	(178,403,401)	—	(667,556)	(2,525,399)	—

Class I	(3,627,499)	(89,340,284)	(148,346)	(5,854,852)	(60,899,555)	(32,321)

Class Z	(308,106)	(6,230,574)	—	—	(572,964)	(824)

Total distributions to shareholders	(13,031,729)	(273,974,259)	(148,346)	(6,522,408)	(63,997,918)	(33,145)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(37,663,367)	41,394,175	(2,081,511)	(8,032,778)	38,247,042	124,998,329

Total increase (decrease) in net assets	(67,311,557)	(38,010,814)	(4,620,082)	(2,182,999)	(54,902,277)	363,047,592

Net Assets:

Beginning of period	408,143,709	446,154,523	41,523,419	43,706,418	877,629,755	514,582,163

End of period	$340,832,152	$408,143,709	$36,903,337	$41,523,419	$822,727,478	$877,629,755

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road International Value Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$2,649,581	$8,836,861	$(164,966)	$(387,573)	$198,235	$(73,726)

Net realized gain (loss) on investments	42,378,470	74,356,959	4,496,772	24,570,939	(89,102)	4,384,536

Net change in unrealized appreciation/depreciation on investments	(42,362,717)	67,143,423	(12,373,035)	54,476,017	(480,751)	(620,449)

Net increase (decrease) in net assets resulting from operations	2,665,334	150,337,243	(8,041,229)	78,659,383	(371,618)	3,690,361

Distributions to Shareholders:

Class N	(7,545,813)	(727,705)	(1,300,180)	—	(8,584)	(532,006)

Class I	(64,723,418)	(8,517,604)	(11,974,114)	(4,398)	(52,305)	(2,364,560)

Class Z	(438,105)	(45,063)	(2,022,835)	(318)	(4,607)	(146,169)

Total distributions to shareholders	(72,707,336)	(9,290,372)	(15,297,129)	(4,716)	(65,496)	(3,042,735)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(29,708,243)	(164,718,707)	(6,050,750)	19,990,348	(1,019,721)	(7,714,823)

Total increase (decrease) in net assets	(99,750,245)	(23,671,836)	(29,389,108)	98,645,015	(1,456,835)	(7,067,197)

Net Assets:

Beginning of period	428,431,051	452,102,887	277,166,449	178,521,434	9,217,545	16,284,742

End of period	$328,680,806	$428,431,051	$247,777,341	$277,166,449	$7,760,710	$9,217,545

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG River Road Focused Absolute Value Fund

	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$289,572	$663,151

Net realized gain on investments	4,335,943	32,121,761

Net change in unrealized appreciation/depreciation on investments	(19,141,495)	14,157,205

Net increase (decrease) in net assets resulting from operations	(14,515,980)	46,942,117

Distributions to Shareholders:

Class N	(221,232)	—

Class I	(12,072,508)	(950,327)

Class Z	(930,537)	(18,026)

Total distributions to shareholders	(13,224,277)	(968,353)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(40,700,473)	1,789,489

Total increase (decrease) in net assets	(68,440,730)	47,763,253

Net Assets:

Beginning of period	193,449,078	145,685,825

End of period	$125,008,348	$193,449,078

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.43	$29.75	$34.95	$38.27	$41.95	$37.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	0.02 [4]	0.16	0.34 [5]	0.08	(0.02)

Net realized and unrealized gain (loss) on investments	(0.88)	11.69	(2.85)	(0.85)	(0.95)	6.33

Total income (loss) from investment operations	(0.88)	11.71	(2.69)	(0.51)	(0.87)	6.31

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.02)	(0.33)	(0.15)	—	(0.13)

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	(1.71)

Total distributions to shareholders	(0.64)	(22.03)	(2.51)	(2.81)	(2.81)	(1.84)

Net Asset Value, End of Period	$17.91	$19.43	$29.75	$34.95	$38.27	$41.95

Total Return[2,6]	(4.76)%[7]	50.65%	(8.62)%	(0.55)%	(2.82)%	16.87%

Ratio of net expenses to average net assets	1.10%[8,9]	1.13%[9]	1.14%	1.15%	1.12%	1.12%

Ratio of gross expenses to average net assets[10]	1.13%[8]	1.18%	1.16%	1.15%	1.13%	1.13%

Ratio of net investment income (loss) to average net assets[2]	(0.04)%[8]	0.08%	0.52%	0.95%	0.19%	(0.05)%

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%

Net assets end of period (000’s) omitted	$244,785	$287,165	$259,561	$518,354	$893,685	$1,292,107

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$20.82	$30.68	$35.96	$39.33	$42.97	$38.39

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.09 [4]	0.25	0.45 [5]	0.19	0.08

Net realized and unrealized gain (loss) on investments	(0.96)	12.16	(2.94)	(0.89)	(0.99)	6.49

Total income (loss) from investment operations	(0.93)	12.25	(2.69)	(0.44)	(0.80)	6.57

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.10)	(0.41)	(0.27)	(0.03)	(0.24)

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	(1.75)

Total distributions to shareholders	(0.69)	(22.11)	(2.59)	(2.93)	(2.84)	(1.99)

Net Asset Value, End of Period	$19.20	$20.82	$30.68	$35.96	$39.33	$42.97

Total Return[2,6]	(4.66)%[7]	51.11%	(8.38)%	(0.33)%	(2.56)%	17.16%

Ratio of net expenses to average net assets	0.81%[8,9]	0.87%[9]	0.90%	0.90%	0.87%	0.87%

Ratio of gross expenses to average net assets[10]	0.84%[8]	0.92%	0.92%	0.90%	0.88%	0.88%

Ratio of net investment income to average net assets[2]	0.25%[8]	0.34%	0.76%	1.20%	0.44%	0.20%

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%

Net assets end of period (000’s) omitted	$88,258	$112,741	$176,807	$1,102,479	$1,754,203	$2,668,464

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal period ended
	months ended	For the fiscal years ended October 31,				October 31,

	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$20.71	$30.63	$35.95	$39.34	$42.98	$44.24

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.10 [4]	0.28	0.48 [5]	0.22	0.00 [12]

Net realized and unrealized gain (loss) on investments	(0.93)	12.13	(2.94)	(0.89)	(0.98)	(1.26)

Total income (loss) from investment operations	(0.90)	12.23	(2.66)	(0.41)	(0.76)	(1.26)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.14)	(0.48)	(0.32)	(0.07)	—

Net realized gain on investments	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)	—

Total distributions to shareholders	(0.72)	(22.15)	(2.66)	(2.98)	(2.88)	—

Net Asset Value, End of Period	$19.09	$20.71	$30.63	$35.95	$39.34	$42.98

Total Return[2,6]	(4.59)%[7]	51.18%	(8.32)%	(0.25)%	(2.48)%	(2.85)%[7]

Ratio of net expenses to average net assets	0.76%[8,9]	0.80%[9]	0.82%	0.82%	0.79%	0.79%[8]

Ratio of gross expenses to average net assets[10]	0.79%[8]	0.85%	0.84%	0.82%	0.80%	0.80%[8]

Ratio of net investment income to average net assets[2]	0.30%[8]	0.41%	0.84%	1.28%	0.52%	0.01%[8]

Portfolio turnover	27%[7]	149%	50%	21%	18%	28%[7]

Net assets end of period (000’s) omitted	$7,789	$8,237	$9,786	$47,907	$205,203	$9,625

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $(0.005) per share.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23, $0.33 and $0.36 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes reduction from brokerage recapture amounting to less than 0.01% for the six months ended April 30, 2022, and less than 0.01% for the fiscal year ended October 31, 2021.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on October 2, 2017.
[12]	Less than $0.005 per share.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.45	$13.73	$16.22	$15.68	$17.97	$15.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03 [3]	0.01	0.04 [4]	0.12 [5]	(0.07)	0.10 [6]

Net realized and unrealized gain (loss) on investments	(0.99)	4.27	(1.84)	0.95	1.94	3.30

Total income (loss) from investment operations	(0.96)	4.28	(1.80)	1.07	1.87	3.40

Less Distributions to Shareholders from:

Net investment income	—	(2.56)	—	(0.02)	—	(0.16)

Net realized gain on investments	—	—	(0.69)	(0.51)	(4.16)	(0.75)

Total distributions to shareholders	—	(2.56)	(0.69)	(0.53)	(4.16)	(0.91)

Net Asset Value, End of Period	$14.49	$15.45	$13.73	$16.22	$15.68	$17.97

Total Return[2,7]	(6.21)%[8]	33.53%	(11.66)%	7.15%	12.54%	22.62%

Ratio of net expenses to average net assets	0.95%[9,10]	1.00%[10]	1.04%	1.28%[10,11]	2.24%[10,11]	1.09%[11]

Ratio of gross expenses to average net assets[12]	1.12%[9]	1.14%	1.08%	1.30%	2.36%	1.14%

Ratio of net investment income (loss) to average net assets[2]	0.42%[9]	0.08%	0.25%	0.74%	(0.43)%	0.60%

Portfolio turnover	44%[8]	256%	750%	330%	240%	159%

Net assets end of period (000’s) omitted	$4,507	$4,623	$4,716	$14,301	$24,536	$3,495

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.58	$13.80	$16.25	$15.71	$17.97	$15.47

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.06 [3]	0.06	0.08 [4]	0.16 [5]	(0.02)	0.15 [6]

Net realized and unrealized gain (loss) on investments	(1.00)	4.29	(1.84)	0.95	1.92	3.33

Total income (loss) from investment operations	(0.94)	4.35	(1.76)	1.11	1.90	3.48

Less Distributions to Shareholders from:

Net investment income	(0.06)	(2.57)	—	(0.06)	—	(0.23)

Net realized gain on investments	—	—	(0.69)	(0.51)	(4.16)	(0.75)

Total distributions to shareholders	(0.06)	(2.57)	(0.69)	(0.57)	(4.16)	(0.98)

Net Asset Value, End of Period	$14.58	$15.58	$13.80	$16.25	$15.71	$17.97

Total Return[2,7]	(6.04)%[8]	33.93%	(11.38)%	7.43%	12.82%	23.11%

Ratio of net expenses to average net assets	0.63%[9,10]	0.69%[10]	0.76%	0.99%[10,11]	1.92%[10,11]	0.78%[11]

Ratio of gross expenses to average net assets[12]	0.80%[9]	0.83%	0.80%	1.01%	2.04%	0.87%

Ratio of net investment income (loss) to average net assets[2]	0.74%[9]	0.39%	0.53%	1.03%	(0.11)%	0.90%

Portfolio turnover	44%[8]	256%	750%	330%	240%	159%

Net assets end of period (000’s) omitted	$32,396	$36,900	$38,990	$83,323	$55,590	$37,002

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02 and $0.05 for Class N and Class I, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Not annualized.
[9]	Annualized.
[10]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, and less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2019, and 2018, respectively.

[11]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.04% and 0.75%, 1.04% and 0.72% and 1.04% and 0.73% for Class N and Class I, respectively, for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.45	$10.76	$13.00	$13.26	$14.46	$12.29

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.09)	(0.02)	(0.04)	(0.05)	(0.05)

Net realized and unrealized gain (loss) on investments	(0.44)	4.78	(1.43)	1.17	0.79	2.88

Total income (loss) from investment operations	(0.49)	4.69	(1.45)	1.13	0.74	2.83

Less Distributions to Shareholders from:

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	(0.66)

Net Asset Value, End of Period	$13.80	$15.45	$10.76	$13.00	$13.26	$14.46

Total Return[2,3]	(3.56)%[4]	43.59%	(12.09)%	10.86%	5.41%	23.43%

Ratio of net expenses to average net assets[5]	1.34%[6]	1.33%	1.34%	1.36%	1.35%	1.35%

Ratio of gross expenses to average net assets[7]	1.34%[6]	1.35%	1.36%	1.37%	1.36%	1.36%

Ratio of net investment loss to average net assets[2]	(0.64)%[6]	(0.61)%	(0.19)%	(0.33)%	(0.34)%	(0.36)%

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%

Net assets end of period (000’s) omitted	$32,274	$34,246	$25,920	$29,963	$28,444	$31,657

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.91	$11.05	$13.30	$13.51	$14.68	$12.44

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.05)	0.01	(0.01)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.46)	4.91	(1.46)	1.20	0.79	2.92

Total income (loss) from investment operations	(0.49)	4.86	(1.45)	1.19	0.78	2.91

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[8]	(0.01)	(0.01)	(0.01)	—

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	(0.67)

Total distributions to shareholders	(1.16)	(0.00)[8]	(0.80)	(1.40)	(1.95)	(0.67)

Net Asset Value, End of Period	$14.26	$15.91	$11.05	$13.30	$13.51	$14.68

Total Return[2,3]	(3.45)%[4]	43.99%	(11.91)%	11.23%	5.60%	23.80%

Ratio of net expenses to average net assets[5]	1.08%[6]	1.07%	1.07%	1.09%	1.10%	1.10%

Ratio of gross expenses to average net assets[7]	1.08%[6]	1.09%	1.09%	1.10%	1.11%	1.11%

Ratio of net investment income (loss) to average net assets[2]	(0.38)%[6]	(0.35)%	0.07%	(0.06)%	(0.09)%	(0.11)%

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%

Net assets end of period (000’s) omitted	$782,744	$835,473	$487,637	$374,344	$330,245	$279,574

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal period ended October 31,
	For the six months ended April 30, 2022 (unaudited)
		For the fiscal years ended October 31,
Class Z		2021	2020	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$15.92	$11.05	$13.30	$13.51	$14.68	$14.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	(0.04)	0.02	0.00 [10]	0.00 [10]	(0.01)

Net realized and unrealized gain (loss) on investments	(0.47)	4.92	(1.46)	1.20	0.79	0.01

Total income (loss) from investment operations	(0.49)	4.88	(1.44)	1.20	0.79	—

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	(0.02)	(0.02)	(0.02)	—

Net realized gain on investments	(1.16)	—	(0.79)	(1.39)	(1.94)	—

Total distributions to shareholders	(1.16)	(0.01)	(0.81)	(1.41)	(1.96)	—

Net Asset Value, End of Period	$14.27	$15.92	$11.05	$13.30	$13.51	$14.68

Total Return[2,3]	(3.45)%[4]	44.17%	(11.78)%	11.29%	5.71%	0.00%[4,11]

Ratio of net expenses to average net assets[5]	0.99%[6]	0.98%	0.99%	1.01%	1.00%	1.03%[6]

Ratio of gross expenses to average net assets[7]	0.99%[6]	1.00%	1.01%	1.02%	1.01%	1.03%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.29)%[6]	(0.26)%	0.16%	0.02%	0.01%	(0.58)%[6]

Portfolio turnover	15%[4]	39%	42%	47%	41%	42%[4]

Net assets end of period (000’s) omitted	$7,709	$7,911	$1,025	$186	$163	$154

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, and 0.02%, 0.02%, 0.01%, 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and the fiscal period ended October 31, 2017, respectively.

[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $(0.005) per share.
[9]	The commencement of operations was October 2, 2017.
[10]	Less than $0.005 per share.
[11]	Less than 0.005%.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022
		For the fiscal years ended October 31,

Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.28	$10.02	$12.34	$12.29	$12.87	$12.18

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.19	0.25	0.27	0.22	0.22

Net realized and unrealized gain (loss) on investments	(0.05)	3.27	(1.49)	0.80	0.06	1.54

Total income (loss) from investment operations	0.02	3.46	(1.24)	1.07	0.28	1.76

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.20)	(0.34)	(0.30)	(0.28)	(0.21)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	(0.86)

Total distributions to shareholders	(2.39)	(0.20)	(1.08)	(1.02)	(0.86)	(1.07)

Net Asset Value, End of Period	$10.91	$13.28	$10.02	$12.34	$12.29	$12.87

Total Return[2,3]	(0.26)%[4]	34.74%	(10.96)%	10.11%	2.06%	14.79%

Ratio of net expenses to average net assets[5]	1.06%[6]	1.06%	1.13%	1.11%	1.10%	1.11%

Ratio of gross expenses to average net assets[7]	1.11%[6]	1.09%	1.13%	1.12%	1.11%	1.12%

Ratio of net investment income to average net assets[2]	1.19%[6]	1.51%	2.38%	2.32%	1.78%	1.75%

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%

Net assets end of period (000’s) omitted	$38,697	$43,430	$41,358	$79,811	$100,420	$136,534

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.27	$10.01	$12.33	$12.29	$12.86	$12.17

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.22	0.28	0.31	0.26	0.24

Net realized and unrealized gain (loss) on investments	(0.05)	3.27	(1.49)	0.78	0.06	1.55

Total income (loss) from investment operations	0.03	3.49	(1.21)	1.09	0.32	1.79

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.23)	(0.37)	(0.33)	(0.31)	(0.24)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	(0.86)

Total distributions to shareholders	(2.40)	(0.23)	(1.11)	(1.05)	(0.89)	(1.10)

Net Asset Value, End of Period	$10.90	$13.27	$10.01	$12.33	$12.29	$12.86

Total Return[2,3]	(0.14)%[4]	35.10%	(10.69)%	10.32%	2.38%	15.07%

Ratio of net expenses to average net assets[5]	0.81%[6]	0.81%	0.86%	0.84%	0.84%	0.86%

Ratio of gross expenses to average net assets[7]	0.86%[6]	0.84%	0.86%	0.85%	0.85%	0.87%

Ratio of net investment income to average net assets[2]	1.44%[6]	1.76%	2.65%	2.59%	2.04%	1.93%

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%

Net assets end of period (000’s) omitted	$287,204	$382,571	$408,844	$533,106	$743,984	$788,023

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,				For the fiscal period ended October 31,

	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$13.28	$10.01	$12.33	$12.29	$12.86	$12.80

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.22	0.27	0.32	0.26	0.01

Net realized and unrealized gain (loss) on investments	(0.07)	3.29	(1.47)	0.77	0.06	0.07

Total income (loss) from investment operations	0.02	3.51	(1.20)	1.09	0.32	0.08

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.24)	(0.38)	(0.33)	(0.31)	(0.02)

Net realized gain on investments	(2.20)	—	(0.74)	(0.72)	(0.58)	—

Total distributions to shareholders	(2.40)	(0.24)	(1.12)	(1.05)	(0.89)	(0.02)

Net Asset Value, End of Period	$10.90	$13.28	$10.01	$12.33	$12.29	$12.86

Total Return[2,3]	(0.19)%[4]	35.26%	(10.65)%	10.37%	2.42%	0.59%[4]

Ratio of net expenses to average net assets[5]	0.77%[6]	0.77%	0.81%	0.79%	0.78%	0.78%[6]

Ratio of gross expenses to average net assets[7]	0.82%[6]	0.80%	0.81%	0.80%	0.79%	0.79%[6]

Ratio of net investment income to average net assets[2]	1.48%[6]	1.80%	2.69%	2.64%	2.10%	0.79%[6]

Portfolio turnover	11%[4]	20%	35%	29%	27%	28%[4]

Net assets end of period (000’s) omitted	$2,780	$2,430	$1,901	$63	$619	$257

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2022, and 0.01%, less than 0.01%, 0.01%, less than 0.01%, and less than 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and the fiscal period ended October 31, 2017, respectively.

[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations was on October 2, 2017.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.81	$6.80	$7.84	$7.62	$8.23	$7.04

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.04)	(0.01)[3]	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.28)	3.05	(0.88)	0.78	0.57	1.81

Total income (loss) from investment operations	(0.30)	3.01	(0.89)	0.76	0.54	1.78

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	—	(0.02)	(0.01)

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	(0.58)

Total distributions to shareholders	(0.57)	—	(0.15)	(0.54)	(1.15)	(0.59)

Net Asset Value, End of Period	$8.94	$9.81	$6.80	$7.84	$7.62	$8.23

Total Return[2,4]	(3.37)%[5]	44.27%	(11.65)%	11.82%	7.09%	26.18%

Ratio of net expenses to average net assets[6]	1.28%[7]	1.25%	1.31%	1.31%	1.32%	1.35%

Ratio of gross expenses to average net assets[8]	1.28%[7]	1.27%	1.33%	1.37%	1.36%	1.46%

Ratio of net investment loss to average net assets[2]	(0.37)%[7]	(0.38)%	(0.16)%	(0.27)%	(0.35)%	(0.33)%

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%

Net assets end of period (000’s) omitted	$19,656	$22,702	$21,618	$24,669	$17,840	$7,810

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended
		For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.10	$6.98	$8.04	$7.78	$8.38	$7.16

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.01)	0.01 [3]	(0.00)[9]	(0.01)	0.00 [10]

Net realized and unrealized gain (loss) on investments	(0.29)	3.13	(0.91)	0.80	0.57	1.84

Total income (loss) from investment operations	(0.30)	3.12	(0.90)	0.80	0.56	1.84

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[9]	(0.02)	—	(0.03)	(0.03)

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	(0.59)

Total distributions to shareholders	(0.57)	(0.00)[9]	(0.16)	(0.54)	(1.16)	(0.62)

Net Asset Value, End of Period	$9.23	$10.10	$6.98	$8.04	$7.78	$8.38

Total Return[2,4]	(3.27)%[5]	44.70%	(11.47)%	12.12%	7.32%	26.63%

Ratio of net expenses to average net assets[6]	1.02%[7]	1.00%	1.05%	1.06%	1.08%	1.10%

Ratio of gross expenses to average net assets[8]	1.02%[7]	1.02%	1.07%	1.12%	1.12%	1.21%

Ratio of net investment income (loss) to average net assets[2]	(0.11)%[7]	(0.13)%	0.09%	(0.02)%	(0.11)%	(0.06)%

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%

Net assets end of period (000’s) omitted	$194,625	$218,698	$156,350	$145,620	$51,400	$36,547

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z		2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$10.10	$6.98	$8.04	$7.77	$8.37	$8.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[9]	(0.01)	0.01 [3]	0.00 [10]	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.29)	3.13	(0.91)	0.81	0.58	(0.10)

Total income (loss) from investment operations	(0.29)	3.12	(0.90)	0.81	0.57	(0.11)

Less Distributions to Shareholders from:

Net investment income	(0.00)	(0.00)[9]	(0.02)	—	(0.04)	—

Net realized gain on investments	(0.57)	—	(0.14)	(0.54)	(1.13)	—

Total distributions to shareholders	(0.57)	(0.00)[9]	(0.16)	(0.54)	(1.17)	—

Net Asset Value, End of Period	$9.24	$10.10	$6.98	$8.04	$7.77	$8.37

Total Return[2,4]	(3.15)%[5]	44.77%	(11.43)%	12.26%	7.37%	(1.30)%[5]

Ratio of net expenses to average net assets[6]	0.97%[7]	0.95%	1.00%	1.01%	1.03%	1.04%[7]

Ratio of gross expenses to average net assets[8]	0.97%[7]	0.97%	1.02%	1.07%	1.07%	1.48%[7]

Ratio of net investment income (loss) to average net assets[2]	(0.06)%[7]	(0.08)%	0.14%	0.03%	(0.06)%	(0.71)%[7]

Portfolio turnover	16%[5]	44%	47%	38%	46%	57%[5]

Net assets end of period (000’s) omitted	$33,496	$35,766	$553	$183	$136	$49

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment (loss) income per share would have been $(0.02), $(0.00), and $0.00 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.02%, 0.02%, 0.03%, 0.01% and 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and the fiscal period ended October 31, 2017, respectively.

[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.
[10]	Less than $0.005 per share.
[11]	The commencement of operations was October 2, 2017.

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.51	$11.40	$13.06	$12.19	$12.33	$11.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.21 [3]	(0.09)	(0.16)	(0.05)	(0.03)[4]	(0.25)

Net realized and unrealized gain (loss) on investments	(0.64)	2.71	(0.42)	1.63	(0.11)	1.54

Total income (loss) from investment operations	(0.43)	2.62	(0.58)	1.58	(0.14)	1.29

Less Distributions to Shareholders from:

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.02	$9.51	$11.40	$13.06	$12.19	$12.33

Total Return[2,5]	(4.58)%[6]	22.06%	(5.17)%	13.98%	(1.14)%	11.69%

Ratio of net expenses to average net assets[7]	1.03%[8]	2.08%[9]	2.71%[9]	2.41%[9]	3.12%[9]	3.60%[9]

Ratio of gross expenses to average net assets[10]	1.98%[8]	2.69%	3.23%	2.83%	3.41%	3.75%

Ratio of net investment income (loss) to average net assets[2]	4.37%[8]	(0.70)%	(1.35)%	(0.43)%	(0.25)%	(2.23)%

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%

Net assets end of period (000’s) omitted	$1,168	$1,561	$1,584	$2,654	$3,749	$5,508

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class I		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.86	$11.65	$13.30	$12.37	$12.48	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.23 [3]	(0.06)	(0.14)	(0.02)	0.00 [4,11]	(0.24)

Net realized and unrealized gain (loss) on investments	(0.67)	2.78	(0.43)	1.66	(0.11)	1.57

Total income (loss) from investment operations	(0.44)	2.72	(0.57)	1.64	(0.11)	1.33

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	—	—	—

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Total distributions to shareholders	(0.08)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.34	$9.86	$11.65	$13.30	$12.37	$12.48

Total Return[2,5]	(4.56)%[6]	22.48%	(4.98)%	14.28%	(0.88)%	11.93%

Ratio of net expenses to average net assets[7]	0.78%[8]	1.84%[9]	2.46%[9]	2.16%[9]	2.87%[9]	3.35%[9]

Ratio of gross expenses to average net assets[10]	1.73%[8]	2.45%	2.98%	2.58%	3.16%	3.50%

Ratio of net investment income (loss) to average net assets[2]	4.62%[8]	(0.46)%	(1.10)%	(0.18)%	0.00%[12]	(1.98)%

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%

Net assets end of period (000’s) omitted	$6,023	$7,105	$14,041	$22,856	$24,925	$29,030

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z		2021	2020	2019	2018	2017[13]

Net Asset Value, Beginning of Period	$9.92	$11.69	$13.32	$12.38	$12.49	$12.53

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.23 [3]	(0.05)	(0.12)	(0.01)	0.01 [4]	(0.02)

Net realized and unrealized gain (loss) on investments	(0.68)	2.79	(0.43)	1.66	(0.12)	(0.02)

Total income (loss) from investment operations	(0.45)	2.74	(0.55)	1.65	(0.11)	(0.04)

Less Distributions to Shareholders from:

Net investment income	(0.03)	—	—	—	—	—

Net realized gain on investments	(0.06)	(4.51)	(1.08)	(0.71)	—	—

Total distributions to shareholders	(0.09)	(4.51)	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$9.38	$9.92	$11.69	$13.32	$12.38	$12.49

Total Return[2,5]	(4.49)%[6]	22.58%	(4.82)%	14.35%	(0.88)%	(0.32)%[6]

Ratio of net expenses to average net assets[7]	0.73%[8]	1.76%[9]	2.38%[9]	2.08%[9]	2.79%[9]	3.38%[8,9]

Ratio of gross expenses to average net assets[10]	1.68%[8]	2.37%	2.90%	2.50%	3.08%	3.38%[8]

Ratio of net investment income (loss) to average net assets[2]	4.67%[8]	(0.38)%	(1.02)%	(0.10)%	0.09%	(2.74)%[8]

Portfolio turnover	25%[6]	159%	257%	264%	189%	186%[6]

Net assets end of period (000’s) omitted	$570	$552	$660	$84	$73	$25

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.08, and $0.09 for Class N, Class I and Class Z shares, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17), $(0.14), and $(0.13) for Class N, Class I and Class Z shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]

Includes reduction from brokerage recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.04%, 0.11%, 0.01% and 0.02% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, respectively, and 0.02%, 0.02%, and less than 0.01% for Class N, Class I, and Class Z, respectively, for the fiscal period ended October 31, 2017.

[8]	Annualized.
[9]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.32%, 1.11%, and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2021, 1.34%, 1.09% and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2020, 1.44%, 1.19% and 1.11% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2019, 1.45%, 1.20% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2018, 1.48% and 1.23% for Class N and Class I, respectively, for the fiscal year ended October 31, 2017, and 1.12% for Class Z for the fiscal period ended October 31, 2017.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.
[12]	Less than 0.005%.
[13]	Commencement of operations was on October 2, 2017.

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022 (unaudited)	For the fiscal years ended October 31,
Class N		2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.44	$11.05	$12.65	$11.91	$11.87	$10.85

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3]	0.01	0.04 [4]	0.04	0.05	(0.01)

Net realized and unrealized gain (loss) on investments	(1.38)	3.38	(1.39)	1.45	0.93	1.85

Total income (loss) from investment operations	(1.38)	3.39	(1.35)	1.49	0.98	1.84

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	(0.05)	(0.07)	(0.09)

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	(0.73)

Total distributions to shareholders	(0.95)	—	(0.25)	(0.75)	(0.94)	(0.82)

Net Asset Value, End of Period	$12.11	$14.44	$11.05	$12.65	$11.91	$11.87

Total Return[2,5]	(10.28)%[6]	30.68%	(11.03)%	14.29%	8.69%	17.42%

Ratio of net expenses to average net assets[7]	1.06%[8]	1.06%	1.03%	0.98%	0.99%	0.97%

Ratio of gross expenses to average net assets[9]	1.12%[8]	1.12%	1.15%	1.21%	1.32%	1.50%

Ratio of net investment income (loss) to average net assets[2]	0.10%[8]	0.10%	0.34%	0.34%	0.43%	(0.09)%

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%

Net assets end of period (000’s) omitted	$2,588	$3,666	$12,466	$15,284	$9,184	$7,448

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.48	$11.12	$12.72	$11.98	$11.92	$10.88

Income (loss) from Investment Operations:

Net investment income[1,2]	0.02	0.05	0.07 [4]	0.07	0.08	0.06

Net realized and unrealized gain (loss) on investments	(1.39)	3.39	(1.40)	1.46	0.93	1.81

Total income (loss) from investment operations	(1.37)	3.44	(1.33)	1.53	1.01	1.87

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.08)	(0.04)	(0.09)	(0.08)	(0.10)

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	(0.73)

Total distributions to shareholders	(1.00)	(0.08)	(0.27)	(0.79)	(0.95)	(0.83)

Net Asset Value, End of Period	$12.11	$14.48	$11.12	$12.72	$11.98	$11.92

Total Return[2,5]	(10.19)%[6]	30.98%	(10.81)%	14.55%	8.91%	17.72%

Ratio of net expenses to average net assets[7]	0.82%[8]	0.81%	0.78%	0.73%	0.74%	0.73%

Ratio of gross expenses to average net assets[9]	0.88%[8]	0.87%	0.90%	0.96%	1.07%	1.20%

Ratio of net investment income to average net assets[2]	0.34%[8]	0.35%	0.59%	0.59%	0.68%	0.50%

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%

Net assets end of period (000’s) omitted	$111,554	$176,460	$130,758	$130,928	$20,928	$17,106

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended October 31,				October 31,
	April 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$14.49	$11.12	$12.73	$11.98	$11.92	$12.18

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.06	0.07 [4]	0.07	0.08	(0.01)

Net realized and unrealized gain (loss) on investments	(1.40)	3.39	(1.41)	1.47	0.93	(0.25)

Total income (loss) from investment operations	(1.37)	3.45	(1.34)	1.54	1.01	(0.26)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.08)	(0.04)	(0.09)	(0.08)	—

Net realized gain on investments	(0.95)	—	(0.23)	(0.70)	(0.87)	—

Total distributions to shareholders	(1.01)	(0.08)	(0.27)	(0.79)	(0.95)	—

Net Asset Value, End of Period	$12.11	$14.49	$11.12	$12.73	$11.98	$11.92

Total Return[2,5]	(10.21)%[6]	31.12%	(10.86)%	14.69%	8.96%	(2.13)%[6]

Ratio of net expenses to average net assets[7]	0.78%[8]	0.77%	0.74%	0.69%	0.70%	0.70%[8]

Ratio of gross expenses to average net assets[9]	0.84%[8]	0.83%	0.86%	0.92%	1.03%	1.32%[8]

Ratio of net investment income (loss) to average net assets[2]	0.38%[8]	0.39%	0.63%	0.63%	0.72%	(0.59)%[8]

Portfolio turnover	45%[6]	83%	103%	59%	88%	112%[6]

Net assets end of period (000’s) omitted	$10,867	$13,323	$2,462	$157	$66	$61

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05, and $0.05 for Class N, Class I, and Class Z shares, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022, 0.01%, 0.01%, 0.02%, 0.01% for the fiscal years ended October 31, 2021, 2020, 2019, 2018, and 0.03%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended October 31, 2017.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	The commencement of operations for Class Z shares was October 2, 2017.

Notes to Financial Statements (unaudited) April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Trust IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), AMG River Road International Value Equity Fund (“International Value Equity “), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the six months ended April 30, 2022, the impact on the expenses and expense ratios were as follows:

	Amount	Percentage Reduction

Mid Cap Value	$4,186	0.00%[1]

Large Cap Value Select	477	0.00%[1]

Small Cap Value	21,223	0.00%[1]

Dividend All Cap Value	17,240	0.01%

Small-Mid Cap Value	8,273	0.00%[1]

International Value Equity	39	0.00%[1]

Focused Absolute Value	2,816	0.00%[1]

[1]	Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to the write off of net operating losses. Temporary differences are due to the deferral of qualified late year losses, wash sale loss deferrals, and distributions received from investments in certain partnerships.

Notes to Financial Statements (continued)

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Mid Cap Value	$340,576,523	$28,584,076	$(27,691,388)	$892,688

Large Cap Value Select	38,663,336	1,346,893	(3,262,541)	(1,915,648)

Small Cap Value	680,631,557	177,085,053	(34,762,676)	142,322,377

Dividend All Cap Value	238,935,114	91,396,474	(1,571,808)	89,824,666

Small-Mid Cap Value	209,386,247	48,946,254	(10,923,324)	38,022,930

International Value Equity	8,467,120	191,964	(953,815)	(761,851)

Focused Absolute Value	119,183,750	14,256,514	(8,229,293)	6,027,221

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Large Cap Value Select	$5,890,249	$107,101	$5,997,350

As of October 31, 2021, all the Funds except for Large Cap Value Select had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Mid Cap Value				Large Cap Value Select

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	436,028	$8,373,032	1,000,186	$21,108,563	88,105	$1,366,942	164,567	$2,473,353

Reinvestment of distributions	466,296	8,920,248	9,762,503	173,639,301	—	—	46,486	636,854

Cost of shares repurchased	(2,013,784)	(38,475,878)	(4,709,879)	(107,167,675)	(76,209)	(1,179,264)	(255,444)	(3,802,758)

Net increase (decrease)	(1,111,460)	$(21,182,598)	6,052,810	$87,580,189	11,896	$187,678	(44,391)	$(692,551)

Notes to Financial Statements (continued)

	Mid Cap Value				Large Cap Value Select

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	248,923	$5,064,335	555,161	$14,772,271	79,288	$1,238,940	181,073	$2,751,837

Reinvestment of distributions	172,599	3,534,820	4,458,635	86,006,601	9,155	144,014	419,365	5,783,038

Cost of shares repurchased	(1,241,822)	(25,297,452)	(5,360,001)	(147,242,762)	(233,797)	(3,652,143)	(1,058,936)	(15,875,102)

Net decrease	(820,300)	$(16,698,297)	(346,205)	$(46,463,890)	(145,354)	$(2,269,189)	(458,498)	$(7,340,227)

Class Z:

Proceeds from sale of shares	52,402	$1,089,221	442,478	$8,605,426	—	—	—	—

Reinvestment of distributions	15,140	308,105	327,778	6,230,541	—	—	—	—

Cost of shares repurchased	(57,217)	(1,179,798)	(691,958)	(14,558,091)	—	—	—	—

Net increase	10,325	$217,528	78,298	$277,876	—	—	—	—

	Small Cap Value				Dividend All Cap Value

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	144,535	$2,093,424	454,023	$6,674,412	63,914	$736,950	98,286	$1,183,126

Reinvestment of distributions	171,350	2,484,577	—	—	666,978	7,451,432	58,595	717,232

Cost of shares repurchased	(192,906)	(2,838,199)	(647,219)	(9,299,010)	(454,255)	(5,381,177)	(1,016,227)	(12,362,195)

Net increase (decrease)	122,979	$1,739,802	(193,196)	$(2,624,598)	276,637	$2,807,205	(859,346)	$(10,461,837)

Class I:

Proceeds from sale of shares	6,714,483	$100,362,664	18,321,840	$268,489,956	2,397,924	$27,695,531	3,534,890	$43,183,255

Reinvestment of distributions	3,784,850	56,659,209	1,899	25,529	5,716,266	63,801,824	683,668	8,379,202

Cost of shares repurchased	(8,109,197)	(121,159,085)	(9,949,460)	(147,247,886)	(10,593,594)	(124,820,820)	(16,246,669)	(205,721,380)

Net increase (decrease)	2,390,136	$35,862,788	8,374,279	$121,267,599	(2,479,404)	$(33,323,465)	(12,028,111)	$(154,158,923)

Class Z:

Proceeds from sale of shares	8,499	$125,875	427,783	$6,713,310	54,817	$623,719	10,627	$130,295

Reinvestment of distributions	38,249	572,965	61	824	39,235	438,105	3,663	45,064

Cost of shares repurchased	(3,511)	(54,388)	(23,740)	(358,806)	(22,162)	(253,807)	(21,172)	(273,306)

Net increase (decrease)	43,237	$644,452	404,104	$6,355,328	71,890	$808,017	(6,882)	$(97,947)

	Small-Mid Cap Value				International Value Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	107,729	$1,012,240	462,130	$4,299,141	6,418	$60,507	16,199	$193,637

Reinvestment of distributions	136,634	1,285,724	—	—	905	8,466	53,951	525,479

Cost of shares repurchased	(359,854)	(3,374,809)	(1,326,562)	(11,825,814)	(41,886)	(393,080)	(45,025)	(546,815)

Net increase (decrease)	(115,491)	$(1,076,845)	(864,432)	$(7,526,673)	(34,563)	$(324,107)	25,125	$172,301

Notes to Financial Statements (continued)

	Small-Mid Cap Value				International Value Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	1,653,416	$16,053,665	6,623,387	$63,170,204	2,519	$25,567	90,642	$1,154,827

Reinvestment of distributions	1,136,001	11,030,565	455	3,854	5,357	51,853	233,034	2,351,316

Cost of shares repurchased	(3,360,671)	(32,877,088)	(7,353,482)	(71,259,285)	(83,596)	(822,218)	(808,059)	(11,285,954)

Net decrease	(571,254)	$(5,792,858)	(729,640)	$(8,085,227)	(75,720)	$(744,798)	(484,383)	$(7,779,811)

Class Z:

Proceeds from sale of shares	61,037	$597,004	3,492,412	$35,894,795	10,858	$106,603	13,162	$137,741

Reinvestment of distributions	130,980	1,271,813	37	318	474	4,607	14,400	146,170

Cost of shares repurchased	(105,488)	(1,049,864)	(31,459)	(292,865)	(6,260)	(62,026)	(28,403)	(391,224)

Net increase (decrease)	86,529	$818,953	3,460,990	$35,602,248	5,072	$49,184	(841)	$(107,313)

	Focused Absolute Value

	April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,868	$25,348	30,865	$396,447

Reinvestment of distributions	16,195	221,232	—	—

Cost of shares repurchased	(58,174)	(797,953)	(905,026)	(11,851,733)

Net decrease	(40,111)	$(551,373)	(874,161)	$(11,455,286)

Class I:

Proceeds from sale of shares	631,325	$8,629,574	3,567,469	$47,793,216

Reinvestment of distributions	883,850	12,064,555	69,096	901,014

Cost of shares repurchased	(4,487,498)	(60,562,963)	(3,210,925)	(45,922,762)

Net increase (decrease)	(2,972,323)	$(39,868,834)	425,640	$2,771,468

Class Z:

Proceeds from sale of shares	39,799	$530,944	768,873	$11,515,688

Reinvestment of distributions	25,080	342,347	1,382	18,026

Cost of shares repurchased	(87,127)	(1,153,557)	(71,919)	(1,060,407)

Net increase (decrease)	(22,248)	$(280,266)	698,336	$10,473,307

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the Funds had no Repurchase Agreements outstanding.

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%[1]

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.60%

Small-Mid Cap Value	0.75%

International Value Equity	0.53%[2]

Focused Absolute Value	0.60%

[1]	Prior to June 14, 2021, the fee was 0.70% on the first $100 million, 0.65% on next $300 million, 0.60% in excess of $400 million.
[2]	Prior to August 16, 2021, the annual rate was 0.85%.

The Investment Manager has contractually agreed, through at least March 1, 2023 to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses). The annual rate of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”) are as follows:

Mid Cap Value	0.76%[1]

Large Cap Value Select	0.60%[2]

Small Cap Value	N/A

Dividend All Cap Value	0.78%[3]

Small-Mid Cap Value	1.04%

International Value Equity	0.73%[4]

Focused Absolute Value	0.78%

[1]	Prior to June 14, 2021, the limitation was 0.82%.
[2]	Prior to June 11, 2021, the limitation was 0.69%.
[3]	Prior to January 1, 2021, the limitation was 0.99%.
[4]	Prior to August 16, 2021, the limitation was 1.12%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2022, each Fund’s expiration of recoupment are as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select	Dividend All Cap Value

Less than 1 year	—	$28,654	—

1-2 years	$329,833	52,069	$42,560

2-3 years	129,747	65,271	122,309

Total	$459,580	$145,994	$164,869

Expiration Period	International Value Equity	Focused Absolute Value

Less than 1 year	$98,984	$219,450

1-2 years	78,344	113,700

2-3 years	87,172	94,514

Total	$264,500	$427,664

Notes to Financial Statements (continued)

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.24%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.25%

International Value Equity

Class N	0.25%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N1	0.10%	0.10%

Class I1	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I2	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N3	0.04%	0.04%

Class I3	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

International Value Equity

Class N4	0.05%	0.05%

Class I4	0.05%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

[1]	Prior to June 14, 2021, the maximum annual amount approved was 0.15%.
[2]	Prior to June 11, 2021, the maximum annual amount approved was 0.10%.
[3]	Prior to January 1, 2021, the maximum annual amount approved was 0.15%.
[4]	Prior to August 16, 2021, the maximum annual amount approved was 0.15%.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. Mid Cap Value, Large Cap Value Select, and International Value Equity may participate as borrowing and lending funds; Focused Absolute Value may participate as a lending fund. At April 30, 2022, the Funds had no interfund loans outstanding.

The following Fund utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Mid Cap Value	$3,834,448	9	$891	0.942%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$104,133,108	$153,841,067

Large Cap Value Select	17,381,215	19,096,274

Small Cap Value	126,509,902	124,210,659

Dividend All Cap Value	39,835,500	138,350,636

Small-Mid Cap Value	39,990,607	59,343,992

International Value Equity	2,087,834	2,916,349

Focused Absolute Value	76,309,780	129,574,356

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Large Cap Value Select	$2,229,979	—	$2,355,026	$2,355,026

Small Cap Value	1,026,324	—	1,153,143	1,153,143

Dividend All Cap Value	2,475,272	—	2,722,626	2,722,626

Small-Mid Cap Value	3,202,231	—	3,494,634	3,494,634

Focused Absolute Value	2,470,339	—	2,711,127	2,711,127

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Large Cap Value Select	U.S. Treasury Obligations	0.000%-7.500%	05/15/22-11/15/51

Small Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-05/15/50

Dividend All Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/50

Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-08/15/50

Focused Absolute Value	U.S. Treasury Obligations	0.000%-4.500%	05/19/22-05/15/50

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain

Notes to Financial Statements (continued)

countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

Effective July 6, 2010, and amended and restated on July 21, 2021, AMG Funds IV entered into a Credit Agreement with BNYM (the “Credit Agreement”) which provides Small Cap Value, Dividend All Cap Value, Small-Mid Cap Value, and Focused Absolute Value (the “Participating Funds”) with a revolving line of credit of up to $50 million. The Credit Agreement expires in 365 days and can be renewed at the mutual agreement of AMG Funds IV and BNYM. The facility is shared by each Participating Fund in AMG Funds IV, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month London Interbank Offer Rate (“LIBOR”) plus 1.25%. The aforementioned LIBOR will be replaced by the greater of Term SOFR plus 0.11448% or the sum of Daily Simple SOFR plus 0.11448% upon when the LIBOR’s administrator has ceased or will cease to provide publication of the LIBOR or the LIBOR is no longer be representative of the underlying market and economic reality the LIBOR is intended to measure and that representativeness will not be restored. AMG Funds IV pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds in AMG Funds IV based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. At April 30, 2022, the Funds had no loans outstanding.

The following Funds utilized the line of credit during the six months ended April 30, 2022:

Fund	Weighted Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Dividend All Cap Value	$3,355,833	13	$1,641	1.354%

Focused Absolute Value	3,616,439	7	1,148	1.633%

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2022, the Funds had no repurchase agreements outstanding.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective July 1, 2022, the management fee and Expense Cap for Dividend All Cap Value will be reduced from 0.60% to 0.50% and 0.78% to 0.68%, respectively. The Expense Cap will be extended through at least March 1, 2024. Please refer to a current prospectus for additional information.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program") as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds' shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds' website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund's proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds' website at amgfunds.com. To review a complete list of the Funds' portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap

Growth The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022	SAR082

SEMI-ANNUAL REPORT

AMG Funds April 30, 2022 AMG Montrusco Bolton Large Cap Growth Fund Class N: MCGFX I Class I: MCGIX

amgfunds.com	043022 SAR087

AMG Funds Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG Montrusco Bolton Large Cap Growth Fund
Based on Actual Fund Return
Class N	0.91%	$1,000	$828	$4.12
Class I	0.73%	$1,000	$828	$3.31
Based on Hypothetical 5% Annual Return
Class N	0.91%	$1,000	$1,020	$4.56
Class I	0.73%	$1,000	$1,021	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Montrusco Bolton Large Cap Growth Fund2, 3, 4, 5, 6, 7, 8, 9, 10

Class N	(17.25%)	(8.56%)	14.30%	11.86%

Class I	(17.22%)	(8.41%)	14.48%	12.09%
S&P 500® Growth Index[11]	(16.86%)	(3.23%)	16.31%	15.26%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 19, 2021, the Fund’s Subadviser was changed to Montrusco Bolton Investments, Inc. Prior to March 19, 2021, the Fund was known as the AMG Managers Montag & Caldwell Growth Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Montag & Caldwell, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the fund.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods

[5]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[6]

The Fund’s performance may be adversely affected when stocks preferred by a Growth at a Reasonable Price (“GARP”) investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

[7]   Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[8]   A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[9]   The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[10]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[11]  The S&P 500® Growth Index draws its constituents from the S&P 500® based on three growth factors: sales growth, the ratio of earnings change to price, and momentum. Unlike the Fund, the S&P 500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved. Not FDIC insured, nor bank guaranteed. May lose value.

3

AMG Montrusco Bolton Large Cap Growth Fund Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Information Technology	44.7

Consumer Discretionary	16.6

Communication Services	11.2

Health Care	11.1

Financials	7.8

Industrials	3.6

Consumer Staples	2.3

Materials	1.6

Short-Term Investments	1.2

Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Apple, Inc.	9.7

Microsoft Corp.	9.6

Amazon.com, Inc.	8.3

Adobe, Inc.	6.6

Alphabet, Inc., Class A	6.2

Five Below, Inc.	5.1

Analog Devices, Inc.	4.7

Texas Instruments, Inc.	4.5

Workday, Inc., Class A	4.4

Charles River Laboratories International, Inc.	3.7

TopTen as a Group	62.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30,2022

	Shares	Value

Common Stocks - 98.9%

Communication Services - 11.2%

Alphabet, Inc., Class A*	6,434	$14,683,611

Meta Platforms, Inc., Class A*	37,858	7,589,393

Netflix, Inc.*	22,691	4,319,459

Total Communication Services		26,592,463

Consumer Discretionary - 16.6%

Amazon.com, Inc.*	7,934	19,720,988

DR Horton, Inc.	63,098	4,390,990

Five Below, Inc.*	77,368	12,154,513

The TJX Cos., Inc.	50,494	3,094,272

Total Consumer Discretionary		39,360,763

Consumer Staples - 2.3%

Lamb Weston Holdings, Inc.	81,930	5,415,573

Financials - 7.8%

CME Group, Inc.	34,684	7,607,589

Interactive Brokers Group, Inc., Class A	131,673	7,842,444

Marsh & McLennan Cos., Inc.	18,702	3,024,113

Total Financials		18,474,146

Health Care - 11.1%

Amgen, Inc.	35,746	8,335,610

Charles River Laboratories International, Inc.*	36,604	8,840,232

Danaher Corp.	13,975	3,509,542

Envista Holdings Corp.*	146,660	5,810,669

Total Health Care		26,496,053

Industrials - 3.6%

Nordson Corp.	40,277	8,687,346

	Shares	Value
Information Technology - 44.7%

Adobe, Inc.*	39,534	$15,653,487

Analog Devices, Inc.	73,045	11,276,687

Apple, Inc.	145,603	22,954,313

Mastercard, Inc., Class A	22,452	8,158,608

Microsoft Corp.	82,188	22,808,814

NVIDIA Corp.	23,762	4,407,138

Texas Instruments, Inc.	62,233	10,595,168

Workday, Inc., Class A*	50,926	10,526,404

Total Information Technology		106,380,619

Materials - 1.6%

Linde PLC (United Kingdom)	11,895	3,710,764

Total Common Stocks
(Cost $239,110,776)		235,117,727

Short-Term Investments - 1.2%

Other Investment Companies - 1.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[1]	1,947,736	1,947,736

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[1]	1,003,384	1,003,384

Total Short-Term Investments
(Cost $2,951,120)		2,951,120

Total Investments - 100.1%
(Cost $242,061,896)		238,068,847

Other Assets, less Liabilities - (0.1)%		(300,956)

Net Assets - 100.0%		$237,767,891

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements. 5

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$235,117,727	—	—	$235,117,727

Short-Term Investments

Other Investment Companies	2,951,120	—	—	2,951,120

Total Investments in Securities	$238,068,847	—	—	$238,068,847

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 6

Statement of Assets and Liabilities (unaudited) April 30, 2022

AMG Montrusco Bolton Large Cap Growth Fund
Assets:

Investments at value[1]	$238,068,847

Dividend and interest receivables	36,014

Receivable for Fund shares sold	49,183

Receivable from affiliate	11,414

Prepaid expenses and other assets	23,847

Total assets	238,189,305

Liabilities:

Payable for Fund shares repurchased	141,194

Accrued expenses:

Investment advisory and management fees	103,482

Administrative fees	32,338

Distribution fees	18,761

Shareholder service fees	14,411

Other	111,228

Total liabilities	421,414

Net Assets	$237,767,891

[1] Investments at cost	$242,061,896

The accompanying notes are an integral part of these financial statements. 7

Statement of Assets and Liabilities (continued)

AMG Montrusco Bolton Large Cap Growth Fund
Net Assets Represent:

Paid-in capital	$193,358,749

Total distributable earnings	44,409,142

Net Assets	$237,767,891

Class N:

Net Assets	$133,964,956

Shares outstanding	12,112,675

Net asset value, offering and redemption price per share	$11.06

Class I:

Net Assets	$103,802,935

Shares outstanding	9,167,642

Net asset value, offering and redemption price per share	$11.32

The accompanying notes are an integral part of these financial statements. 8

Statement of Operations (unaudited) For the six months ended April 30, 2022

AMG Montrusco Bolton Large Cap Growth Fund

Investment Income:

Dividend income	$1,132,546[1]

Securities lending income	71

Foreign withholding tax	(2,486)

Total investment income	1,130,131

Expenses:

Investment advisory and management fees	715,240

Administrative fees	223,512

Distribution fees - Class N	123,446

Shareholder servicing fees - Class N	63,714

Shareholder servicing fees - Class I	34,683

Reports to shareholders	38,424

Professional fees	25,425

Custodian fees	21,846

Transfer agent fees	21,180

Registration fees	21,023

Trustee fees and expenses	10,928

Interest expense	1,790

Miscellaneous	6,935

Total expenses before offsets	1,308,146

Expense reimbursements	(71,256)

Net expenses	1,236,890

Net investment loss	(106,759)

Net Realized and Unrealized Loss:

Net realized gain on investments	49,506,309

Net change in unrealized appreciation/depreciation on investments	(100,324,903)

Net realized and unrealized loss	(50,818,594)

Net decrease in net assets resulting from operations	$(50,925,353)

[1] Includes non-recurring dividends of $183,024.

The accompanying notes are an integral part of these financial statements. 9

Statements of Changes in Net Assets For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG Montrusco Bolton Large Cap Growth Fund

	April 30, 2022	October 31, 2021
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$(106,759)	$(1,314,675)

Net realized gain on investments	49,506,309	250,179,986

Net change in unrealized appreciation/depreciation on investments	(100,324,903)	(95,816,306)

Net increase (decrease) in net assets resulting from operations	(50,925,353)	153,049,005

Distributions to Shareholders:

Class N	(38,003,632)	(86,153,904)

Class I	(35,766,663)	(151,058,809)

Total distributions to shareholders	(73,770,295)	(237,212,713)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	19,580,376	(48,641,532)

Total decrease in net assets	(105,115,272)	(132,805,240)

Net Assets:

Beginning of period	342,883,163	475,688,403

End of period	$237,767,891	$342,883,163

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 10

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.05	$21.50	$19.34	$20.52	$20.76	$19.56

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)[3]	(0.07)	(0.06)	(0.02)	(0.01)	(0.02)

Net realized and unrealized gain (loss) on investments	(2.19)	6.17	3.92	2.74	1.71	3.20

Total income (loss) from investment operations	(2.20)	6.10	3.86	2.72	1.70	3.18

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	—	(0.04)

Net realized gain on investments	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)	(1.94)

Total distributions to shareholders	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)	(1.98)

Net Asset Value, End of Period	$11.06	$17.05	$21.50	$19.34	$20.52	$20.76

Total Return[2,4]	(17.25)%[5]	39.50%	21.36%	18.29%	8.58%	17.99%

Ratio of net expenses to average net assets[6]	0.91%[7]	1.07%	1.16%	1.16%	1.15%	1.15%

Ratio of gross expenses to average net assets[8]	0.96%[7]	1.09%	1.16%	1.17%	1.16%	1.17%

Ratio of net investment loss to average net assets[2]	(0.15)%[7]	(0.39)%	(0.30)%	(0.10)%	(0.03)%	(0.11)%

Portfolio turnover	41%[5]	109%	30%	20%	33%	42%

Net assets end of period (000’s) omitted	$133,965	$175,468	$166,051	$166,353	$179,434	$259,324

11

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2022	For the fiscal years ended October 31,
Class I	(unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.36	$21.69	$19.46	$20.62	$20.84	$19.70

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3,9]	(0.04)	(0.03)	0.01	0.03	0.02

Net realized and unrealized gain (loss) on investments	(2.25)	6.26	3.96	2.76	1.71	3.20

Total income (loss) from investment operations	(2.25)	6.22	3.93	2.77	1.74	3.22

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.03)	(0.02)	(0.13)

Net realized gain on investments	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)	(1.95)

Total distributions to shareholders	(3.79)	(10.55)	(1.70)	(3.93)	(1.96)	(2.08)

Net Asset Value, End of Period	$11.32	$17.36	$21.69	$19.46	$20.62	$20.84

Total Return[2,4]	(17.22)%[5]	39.78%	21.60%	18.49%	8.75%	18.21%

Ratio of net expenses to average net assets[6]	0.73%[7]	0.92%	0.99%	0.98%	0.96%	0.92%

Ratio of gross expenses to average net assets[8]	0.78%[7]	0.94%	0.99%	0.99%	0.97%	0.94%

Ratio of net investment income (loss) to average net assets[2]	0.03%[7]	(0.24)%	(0.13)%	0.08%	0.16%	0.12%

Portfolio turnover	41%[5]	109%	30%	20%	33%	42%
Net assets end of period (000’s) omitted	$103,803	$167,415	$309,638	$329,225	$416,208	$642,461

1 Per share numbers have been calculated using average shares.

2 Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

3 Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.02) and $(0.01) for Class N and Class I, respectively.

4 The total return is calculated using the published Net Asset Value as of period end.

5 Not annualized.

6 Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2021, 2020, 2019, 2018 and 2017, respectively.

7 Annualized.

8 Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

9 Less than $0.005 per share.

12

Notes to Financial Statements (unaudited) April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

13

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2022, the Fund had no reductions from the broker recapture program.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sale loss deferrals.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation
$242,061,896	$24,894,038	$(28,887,087)	$(3,993,049)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

14

Notes to Financial Statements (continued)

g. CAPITALSTOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Fund were as follows:

	April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	272,676	$3,659,439	832,620	$14,385,924
Reinvestment of distributions	2,725,123	37,415,935	5,203,398	80,947,251
Cost of shares repurchased	(1,174,097)	(16,408,618)	(3,471,115)	(58,151,586)

Net increase	1,823,702	$24,666,756	2,564,903	$37,181,589

Class I:
Proceeds from sale of shares	744,948	$10,497,730	2,627,841	$41,726,537
Reinvestment of distributions	2,485,116	34,915,882	9,380,870	148,835,803
Cost of shares repurchased	(3,707,749)	(50,499,992)	(16,639,756)	(276,385,461)

Net decrease	(477,685)	$(5,086,380)	(4,631,045)	$(85,823,121)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Montrusco Bolton Investments, Inc. (“Montrusco Bolton”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Montrusco Bolton.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Fund paid an investment management fee at the annual rate of 0.48% of the average daily net assets of the Fund. Prior to June 18, 2021, the Fund paid an investment management fee at the annual rate of 0.70% on the first $800 million,

0.50% on the next $5.2 billion, 0.45% on the next $6 billion, 0.40% in excess of $12 billion of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. Prior to June 18, 2021, the expense limitation was 0.92%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

15

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration
Period
2-3 years	$167,166

Total	$167,166

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the annualized expense ratios for the six months ended April 30, 2022, was 0.15%.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class N	0.15%	0.08%
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Average	Number	Interest	Average
Borrowed	of Days	Paid	Interest Rate
$6,993,076	10	$1,790	0.933%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were $123,245,247 and $178,449,598, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain

16

Notes to Financial Statements (continued)

additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at April 30, 2022.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2022, the Fund had no securities on loan and no repurchase agreements outstanding.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

18

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG FundsLLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Montrusco Bolton Investments, Inc.

1501 McGill College Avenue Suite 1200

Montreal, QC H3A 3M8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes&Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

4400 Computer

Drive Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman AMG Yacktman Focused AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&KCoreBondESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022	SAR087

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2022

AMG Beutel Goodman Core Plus Bond Fund

Class N: ADBLX    |    Class I: ADLIX     |    Class Z: ADZIX

AMG Beutel Goodman International Equity Fund

Class N: APINX      |    Class I: APCTX   |    Class Z: APCZX

amgfunds.com	043022 SAR086

AMG Funds
Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Beutel Goodman Core Plus Bond Fund	5

AMG Beutel Goodman International Equity Fund	12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	17

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18

Detail of changes in assets for the past two fiscal periods

Financial Highlights	19

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	25

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG Beutel Goodman Core Plus Bond Fund

Based on Actual Fund Return

Class N	0.68%	$1,000	$903	$3.21

Class I	0.48%	$1,000	$904	$2.27

Class Z	0.43%	$1,000	$904	$2.03

Based on Hypothetical 5% Annual Return

Class N	0.68%	$1,000	$1,021	$3.41

Class I	0.48%	$1,000	$1,022	$2.41

Class Z	0.43%	$1,000	$1,023	$2.16
AMG Beutel Goodman International Equity Fund
Based on Actual Fund Return
Class N	1.16%	$1,000	$874	$5.39

Class I	0.86%	$1,000	$875	$4.00

Class Z	0.76%	$1,000	$876	$3.53

Based on Hypothetical 5% Annual Return

Class N	1.16%	$1,000	$1,019	$5.81

Class I	0.86%	$1,000	$1,021	$4.31

Class Z	0.76%	$1,000	$1,021	$3.81

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*		One Year		Five Years	Ten Years	Since Inception	Inception Date
AMG Beutel Goodman Core Plus Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

Class N	(9.72%	)	(8.65%	)	0.77%	2.03%	2.87%	07/18/11

Class I	(9.63%	)	(8.45%	)	1.01%	2.28%	3.12%	07/18/11

Class Z	(9.60%	)	(8.39%	)	—	—	0.76%	09/29/17
Bloomberg U.S. Aggregate Bond Index[26]	(9.47%	)	(8.51%	)	1.20%	1.73%	2.10%	07/18/11	†
AMG Beutel Goodman International Equity Fund2, [5,13,19,20,21,22,23,24,25]

Class N	(12.63%	)	(13.33%	)	2.19%	—	2.55%	04/14/14

Class I	(12.53%	)	(13.07%	)	2.48%	—	2.85%	04/14/14

Class Z	(12.43%	)	(12.97%	)	—	—	0.96%	09/29/17
MSCI EAFE Index[27]	(11.80%	)	(8.15%	)	4.77%	—	3.59%	04/14/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 24, 2021, the Fund’s subadvisor was changed to Beutel, Goodman & Company Ltd. Prior to March 24, 2021, the Fund was known as the AMG Managers DoubleLine Core Plus Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 24, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, DoubleLine Capital LP. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[4]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

7  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

8  Bank loans are subject to the credit risk of nonpayment of principal or interest.

9  High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[10] Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[11] Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[12] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[13] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[14] During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[15] There is no guarantee that the Fund’s hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

[16] The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[17] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to

3

Fund Performance
Periods ended April 30, 2022 (continued)

investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[18] Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[19] As of March 19, 2021, the Fund’s subadvisor was changed to Beutel, Goodman & Company Ltd. Prior to March 19, 2021, the Fund was known as the AMG Managers Pictet International Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021 reflects the performance and investment strategies of the Fund’s previous Subadviser, Pictet Asset Management Limited. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[20] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[21] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[22] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[23] A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[24] The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[25] Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[26] The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[27] The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Beutel Goodman Core Plus Bond Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	46.7
U.S. Government and Agency Obligations	41.1
Mortgage-Backed Securities	6.9
Floating Rate Senior Loan Interests	2.7
Asset-Backed Securities	1.9
Municipal Bonds	0.3
Common Stocks	0.0[1]
Short-Term Investments	0.7
Other Assets Less Liabilities	(0.3)

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 1.875%, 02/15/32	5.5
U.S. Treasury Notes, 1.625%, 05/15/26	3.6
FHLMC, 2.500%, 11/01/50	2.9
U.S. Treasury Notes, 2.750%, 02/15/28	2.4
U.S. Treasury Bonds, 1.875%, 11/15/51	2.4
U.S. Treasury Notes, 0.125%, 01/15/24	2.3
FHLMC REMICS, Series 4934, Class P, 2.500%, 11/15/40	2.1
FNMA, 2.140%, 10/01/29	2.1
U.S. Treasury Bonds, 1.875%, 02/15/51	2.0
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61	1.9

Top Ten as a Group	27.2

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	41.2
Aaa/AAA	0.5
Aa/AA	7.2
A	15.0
Baa/BBB	27.0
Ba/BB	8.1
B	0.9
Caa/CCC & lower	0.1

[1]	Includes market value of long-term fixed-income securities only.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 46.7%

Financials - 13.9%

Air Lease Corp.

Series C

(4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$4,000,000	$3,397,471

Ally Financial, Inc.

Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	3,000,000	2,590,500

Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[4]	2,000,000	1,813,412

Bank of Montreal (Canada)

(3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,385,000	1,311,725

BOC Aviation USA Corp. 1.625%, 04/29/24[4]	3,500,000	3,354,015

Canadian Imperial Bank of Commerce (Canada) 3.300%, 04/07/25	2,000,000	1,970,753

Capital One Financial Corp.

(2.636% to 03/03/25 then SOFR + 1.290%), 2.636%, 03/03/26[1,3]	2,000,000	1,918,552

Citigroup, Inc.

(1.462% to 06/09/26 then SOFR + 0.770%), 1.462%, 06/09/27[1,3]	1,900,000	1,691,150

The Goldman Sachs Group, Inc.

(1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	3,000,000	2,694,206

Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	1,485,000	1,288,237

Series V (4.125% to 11/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.949%), 4.125%, 11/10/26[1,2,3,5]	500,000	448,411

HSBC Holdings PLC (United Kingdom)

(2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	2,000,000	1,720,181

(2.804% to 05/24/31 then SOFR + 1.187%), 2.804%, 05/24/32[1,3]	1,000,000	842,319

Morgan Stanley

(2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/36[1,3]	3,000,000	2,400,172

OneMain Finance Corp.

6.625%, 01/15/28	900,000	888,921

7.125%, 03/15/26	905,000	916,313

Total Financials		29,246,338

Industrials - 28.5%

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.750%, 04/20/29[4]	975,000	939,486

	Principal Amount	Value

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	$2,000,000	$1,971,267

Caesars Entertainment, Inc. 6.250%, 07/01/25[4]	970,000	980,544

Canadian Natural Resources, Ltd. (Canada) 3.850%, 06/01/27	1,400,000	1,368,913

CGI, Inc. (Canada) 1.450%, 09/14/26[4]	2,000,000	1,799,719

Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53	2,000,000	1,744,136

Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,325,000	1,360,932

Cigna Corp. 4.900%, 12/15/48	600,000	596,649

Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	2,500,000	2,247,600

DCP Midstream Operating LP 5.375%, 07/15/25	1,500,000	1,507,500

Dell International LLC/EMC Corp. 6.100%, 07/15/27	1,275,000	1,363,371

Delta Air Lines, Inc. 7.000%, 05/01/25[4]	2,500,000	2,676,016

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[4]	1,410,000	1,393,555

Digicel Group Holdings, Ltd. (Bermuda) 8.000%, 04/01/25[4,6]	6,900	5,750

Enbridge, Inc. (Canada)

(6.250% to 03/01/28 then 3 month LIBOR + 3.641%), 6.250%, 03/01/78[1,3]	2,500,000	2,521,233

Ford Motor Co. 7.450%, 07/16/31[5]	830,000	902,625

Hyundai Capital America

0.875%, 06/14/24[4]	2,000,000	1,877,929

2.000%, 06/15/28[4]	1,000,000	861,243

JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc.

5.500%, 01/15/30[4]	935,000	923,312

6.500%, 04/15/29[4,5]	925,000	957,375

Kinder Morgan, Inc. 1.750%, 11/15/26	500,000	452,398

Magallanes, Inc. 3.755%, 03/15/27[4]	500,000	483,574

Mattamy Group Corp. (Canada) 5.250%, 12/15/27[4]	950,000	888,250

McDonald’s Corp., MTN 4.450%, 03/01/47	985,000	947,325

MEG Energy Corp. (Canada) 7.125%, 02/01/27[4]	70,000	71,085

The accompanying notes are an integral part of these financial statements.

6

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 28.5% (continued)

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[4]	$2,500,000	$2,549,950

OAS Finance, Ltd. (Virgin Islands, British) 8.875%, 05/30/22[1,2,4,7]	400,000	1,000
8.875%, 05/30/22[1,2,7]	600,000	1,500

Organon & Co/Organon Foreign Debt Co. Issuer, B.V. 4.125%, 04/30/28[4]	1,250,000	1,162,875

Paramount Global 4.950%, 01/15/31	2,500,000	2,476,301

Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[4]	1,370,000	1,377,835

Pilgrim’s Pride Corp. 3.500%, 03/01/32[4]	750,000	633,750

Post Holdings, Inc. 5.500%, 12/15/29[4]	950,000	864,500

Qatar Petroleum (Qatar) 1.375%, 09/12/26[4]	2,000,000	1,811,000

Rattler Midstream LP 5.625%, 07/15/25[4]	2,000,000	2,002,600

Ritchie Bros Holdings, Inc. 4.750%, 12/15/31[4]	2,000,000	2,000,000

Rogers Communications, Inc. (Canada) 4.550%, 03/15/52[4]	2,000,000	1,774,461
(5.250% to 03/15/27 then U.S. Treasury Yield Curve CMT 5 year + 3.590%), 5.250%, 03/15/82[1,3,4]	3,000,000	2,815,666

Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,335,000	1,365,300

Smithfield Foods, Inc. 4.250%, 02/01/27[4]	2,000,000	1,952,105

Transcanada Trust (Canada) (5.300% to 03/15/27 then 3 month LIBOR + 3.208%), 5.300%, 03/15/77[1,3]	1,475,000	1,416,000

Verizon Communications, Inc. 4.400%, 11/01/34	2,575,000	2,536,580

Vodafone Group PLC (United Kingdom) 4.375%, 05/30/28	1,325,000	1,345,696
(7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	850,000	897,626

Western Midstream Operating LP 4.550%, 02/01/30	75,000	68,902

Total Industrials		59,895,434

Utilities - 4.3%

Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	800,000	873,625

Duke Energy Corp. 3.950%, 08/15/47	1,500,000	1,288,816

	Principal Amount	Value

Duke Energy Progress LLC 4.150%, 12/01/44	$1,390,000	$1,296,997

The East Ohio Gas Co. 3.000%, 06/15/50[4]	1,700,000	1,298,621

Florida Power & Light Co. 2.875%, 12/04/51	2,000,000	1,565,618

Stoneway Capital Corp. (Canada) 10.000%, 03/01/27[7]	797,025	213,204

Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,248,609

Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,278,412

Total Utilities		9,063,902

Total Corporate Bonds and Notes (Cost $111,153,966)		98,205,674

Asset-Backed Securities - 1.9%

New Economy Assets Phase 1 Sponsor LLC
Series 2021-1
1.910%, 10/20/61 (Cost $4,419,954)[4]	4,500,000	4,037,666

Mortgage-Backed Securities - 6.9%

BANK
Series 2017-BNK5, 4.378%, 06/15/60[3]	300,000	285,143
Series 2020-BN28, Class AS 2.140%, 03/15/63	524,000	446,102
Series 2020-BN28, Class B 2.344%, 03/15/63	524,000	444,320

BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%), 1.754%, 08/15/36[3,4]	132,000	129,642
Series 2017-DELC, Class D (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%), 2.254%, 08/15/36[3,4]	150,000	146,954
Series 2017-DELC, Class E (1 month LIBOR + 2.500%, Cap N/A, Floor 2.500%), 3.054%, 08/15/36[3,4]	302,000	294,015

Benchmark Mortgage Trust

Series 2020-B17, Class B 2.916%, 03/15/53	340,000	300,588

Series 2020-B19, Class B 2.351%, 09/15/53	524,000	443,910

BX Trust
Series 2019-OC11, Class E 4.075%, 12/09/41[3,4]	709,000	605,553

Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.908%, 02/10/49[3]	763,000	750,446
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	503,446

The accompanying notes are an integral part of these financial statements.

7

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 6.9% (continued)

Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.759%, 10/10/48[3]	$585,000	$565,868
Series 2016-CR28, Class C 4.774%, 02/10/49[3]	726,000	706,121

CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	472,870
Series 2018-C14, Class C 5.088%, 11/15/51[3]	880,000	817,037

CSMC Trust
Series 2017-CHOP, Class D
(1 month LIBOR + 1.900%, Cap N/A, Floor 1.900%), 2.454%, 07/15/32[3,4]	261,000	251,031

DBJPM
Series 2016-C1, Class C 3.476%, 05/10/49[3]	534,000	470,850

GSCG Trust
Series 2019-600C, Class D 3.764%, 09/06/34[4]	862,000	812,154

JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.633%, 09/15/47[3]	330,824	317,710
Series 2014-C25, Class C 4.586%, 11/15/47[3]	450,000	408,928
Series 2015-C33, Class C 4.765%, 12/15/48[3]	670,000	641,294

JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7, Class C 3.849%, 05/13/53[3]	496,000	451,453

UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.856%, 02/15/51[3]	917,000	887,350
Series 2019-C16, Class B 4.320%, 04/15/52[3]	769,000	744,801
Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	667,354

Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	486,950
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	338,590
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	611,236
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	550,266

Total Mortgage-Backed Securities (Cost $15,637,290)		14,551,982

Municipal Bonds - 0.3%

California State General Obligation,
School Improvements 7.550%, 04/01/39	330,000	457,629

	Principal Amount	Value

Missouri Highway & Transportation Commission,
Build America Bonds 5.063%, 05/01/24	$245,000	$253,877

Total Municipal Bonds (Cost $727,920)		711,506

U.S. Government and Agency Obligations - 41.1%

Fannie Mae - 8.8%

FNMA, 2.140%, 10/01/29	7,000,000	6,449,359
2.260%, 01/01/30	3,200,000	2,959,996
3.000%, 03/01/45	710,440	681,689
3.500%, 12/01/31 to 01/01/32	274,655	273,547
4.000%, 09/01/31 to 06/01/42	99,054	98,647
4.500%, 03/01/42	36,270	36,292

FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	414,977	399,044
Series 2011-121, Class JP 4.500%, 12/25/41	55,283	54,448
Series 2012-105, Class Z 3.500%, 10/25/42	1,397,840	1,361,460
Series 2012-127, Class PA 2.750%, 11/25/42	649,191	626,419
Series 2012-20, Class ZT 3.500%, 03/25/42	2,932,618	2,799,413
Series 2012-31, Class Z 4.000%, 04/25/42	891,008	901,533
Series 2015-9, Class HA 3.000%, 01/25/45	1,950,380	1,899,418
Total Fannie Mae		18,541,265

Freddie Mac - 10.2%

FHLMC, 2.500%, 11/01/50	6,751,165	6,175,969
3.000%, 04/01/47	978,722	942,556

FHLMC Gold, 3.000%, 07/01/45 to 08/01/45	2,082,705	2,000,452
3.500%, 10/01/42	261,178	251,333
4.000%, 10/01/41	18,314	18,241
5.000%, 07/01/35	8,776	9,311

FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	93,010	97,326
Series 3626, Class AZ 5.500%, 08/15/36	58,907	62,564
Series 3792, Class SE
(9.860% minus 2 times 1 month LIBOR, Cap 9.860%, Floor 0.000%),, 8.752%, 01/15/41[3]	18,652	17,328
Series 3872, Class BA 4.000%, 06/15/41	15,119	14,895
Series 3894, Class ZA 4.500%, 07/15/41	49,475	51,637
Series 3957, Class HZ 4.000%, 11/15/41	364,215	368,535
Series 4016, Class KZ 4.000%, 03/15/42	2,692,444	2,753,089

The accompanying notes are an integral part of these financial statements.

8

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 10.2% (continued)

FHLMC REMICS,
Series 4316, Class BZ 3.000%, 03/15/44	$3,822,137	$3,573,669
Series 4750, Class PA 3.000%, 07/15/46	772,274	754,857
Series 4934, Class P 2.500%, 11/15/40	4,582,512	4,344,379
Total Freddie Mac		21,436,141

Ginnie Mae - 0.2%

GNMA,
Series 2004-35, Class SA
(32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 28.636%, 03/20/34[3]	9,736	11,590
Series 2009-32, Class ZE 4.500%, 05/16/39	107,766	109,817
Series 2009-35, Class DZ 4.500%, 05/20/39	115,774	117,619
Series 2009-75, Class GZ 4.500%, 09/20/39	112,991	115,158
Total Ginnie Mae		354,184

U.S. Treasury Obligations - 21.9%

U.S. Treasury Bonds,
1.250%, 05/15/50	2,915,000	1,943,144
1.875%, 02/15/41 to 11/15/51	14,345,000	11,328,302
2.375%, 02/15/42	890,000	786,398
U.S. Treasury Notes,
0.125%, 06/30/22 to 01/15/24	4,973,000	4,767,307
1.750%, 03/15/25	3,000,000	2,906,250
1.875%, 02/15/32	12,565,000	11,473,416
1.625%, 05/15/26	8,000,000	7,595,937
2.750%, 02/15/28	5,200,000	5,140,078
Total U.S. Treasury Obligations		45,940,832
Total U.S. Government and Agency Obligations (Cost $92,130,972)		86,272,422
Floating Rate Senior Loan Interests - 2.7%
Industrials - 2.7%
Clean Harbors, Inc. Incremental Term Loan, (1 month LIBOR + 2.000%), 2.760%, 05/31/22[3]	2,493,750	2,482,528

Intelsat Jackson Holdings, S.A.,
Tranche B-3 Term Loan,
(3 month LIBOR + 4.750%), 8.250%, 11/27/23[3]	808	784

Mileage Plus Holdings LLC, Term B Loan, (3 month LIBOR + 5.250%), 6.250%, 06/21/22[3]	3,000,000	3,106,875

Total Floating Rate Senior Loan Interests (Cost $5,663,795)		5,590,187

	Shares	Value

Common Stocks - 0.0%#

Energy - 0.0%#

Foresight[8]	202	$3,627

Tapstone Energy[8]	1,579	3,584

Total Energy (Cost $165,689)		7,211

	Principal Amount
Short-Term Investments - 0.7%

Joint Repurchase Agreements - 0.5%[9]

Citigroup Global Markets, Inc., dated 04/29/22, due 05/02/22, 0.310% total to be received $953,343 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.500%, 07/07/22 -03/20/52, totaling $972,384)	$953,318	953,318

Commercial Paper - 0.2%
Enenbridge Pipelines Inc. (US), 0.195%, 05/24/22[10]	365,000	364,803

	Shares

Other Investment Companies - 0.0%#

Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%[11]	59,337	59,337

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.37%[11]	30,568	30,568
Total Other Investment Companies		89,905

Total Short-Term Investments
(Cost $1,408,026)		1,408,026

Total Investments - 100.3%
(Cost $231,307,612)		210,784,674

Other Assets, less Liabilities - (0.3)%		(635,992)
Net Assets - 100.0%		$210,148,682

#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The accompanying notes are an integral part of these financial statements.

9

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $45,546,643 or 21.7% of net assets.

[5]

Some of these securities, amounting to $988,231 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

[8]	Security’s value was determined by using significant unobservable inputs.

[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[10] Represents yield to maturity at April 30, 2022.
[11] Yield shown represents the April 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$98,205,674	—	$98,205,674

Asset-Backed Securities	—	4,037,666	—	4,037,666

Mortgage-Backed Securities	—	14,551,982	—	14,551,982

Municipal Bonds†	—	711,506	—	711,506

U.S. Government and Agency Obligations†	—	86,272,422	—	86,272,422

Floating Rate Senior Loan Interests†	—	5,590,187	—	5,590,187

Common Stocks

Energy	—	—	$7,211	7,211

Short-Term Investments

Joint Repurchase Agreements	—	953,318	—	953,318

Commercial Paper	—	364,803	—	364,803

Other Investment Companies	$89,905	—	—	89,905

Total Investments in Securities	$89,905	$210,687,558	$7,211	$210,784,674

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and floating rate senior loan interests by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

10

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2022:

	Common Stock	Floating Rate Senior Loan Interests
Balance as of October 31, 2021	$7,211	$1,215
Accrued discounts (premiums)	—	11
Realized gain (loss)	—	323
Change in unrealized appreciation/depreciation	—	(334)
Purchases	—	—
Sales	—	(1,215)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of April 30, 2022	$7,211	$0

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2022	—	—

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of April 30, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of April 30, 2022	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Common Stock	$7,211	Market Approach	EV/Sale Multiple	N/A	N/A	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these financial statements.

11

AMG Beutel Goodman International Equity Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	20.9

Industrials	18.7

Consumer Staples	13.0

Communication Services	12.8

Energy	11.6

Materials	9.1

Information Technology	4.0

Consumer Discretionary	3.2

Financials	2.8

Short-Term Investments	3.9

Other Assets Less Liabilities	0.0[1]
[1] Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets

Ampol, Ltd. (Australia)	6.8

GlaxoSmithKline PLC (United Kingdom)	6.2

Smiths Group PLC (United Kingdom)	5.4

Koninklijke KPN, N.V. (Netherlands)	4.9

TGS ASA (Norway)	4.8

IMI PLC (United Kingdom)	4.6

Carlsberg AS, Class B (Denmark)	4.6

Roche Holding AG (Switzerland)	4.5

dormakaba Holding AG (Switzerland)	4.3

Konecranes Oyj (Finland)	4.3

Top Ten as a Group	50.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

12

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value
Common Stocks - 96.1%

Communication Services - 12.8%

Hakuhodo DY Holdings, Inc. (Japan)	67,890	$801,208

ITV PLC (United Kingdom)	1,004,858	927,940

Koninklijke KPN, N.V. (Netherlands)[1]	604,952	2,087,443

Nippon Telegraph & Telephone Corp. (Japan)	56,630	1,668,850

Total Communication Services		5,485,441

Consumer Discretionary - 3.2%

Cie Generale des Etablissements Michelin SCA (France)	11,026	1,365,680

Consumer Staples - 13.0%

Carlsberg AS, Class B (Denmark)	15,474	1,965,712

Essity AB, Class B (Sweden)	65,686	1,732,205

Henkel AG & Co. KGaA (Germany)	12,739	808,431

Unilever PLC (United Kingdom)	23,470	1,091,123

Total Consumer Staples		5,597,471

Energy - 11.6%

Ampol, Ltd. (Australia)	125,058	2,940,267

TGS ASA (Norway)	134,120	2,069,039

Total Energy		5,009,306

Financials - 2.8%

DBS Group Holdings, Ltd. (Singapore)	19,770	479,633

Julius Baer Group, Ltd. (Switzerland)	15,027	718,108

Total Financials		1,197,741

Health Care - 20.9%

GlaxoSmithKline PLC (United Kingdom)	118,645	2,674,564

Novartis AG (Switzerland)	11,810	1,043,642

Roche Holding AG (Switzerland)	5,179	1,920,446

Shionogi & Co., Ltd. (Japan)	31,290	1,740,535

Smith & Nephew PLC (United Kingdom)	99,594	1,614,275

Total Health Care		8,993,462

Industrials - 18.7%

dormakaba Holding AG (Switzerland)	4,003	1,857,985

	Shares	Value

IMI PLC (United Kingdom)	118,615	$1,996,851

Konecranes Oyj (Finland)*	65,604	1,843,718

Smiths Group PLC (United Kingdom)	127,797	2,338,596

Total Industrials		8,037,150

Information Technology - 4.0%

Atea ASA (Norway)	145,798	1,737,286

Materials - 9.1%

Akzo Nobel, N.V. (Netherlands)	14,941	1,296,079

BASF SE (Germany)	24,041	1,266,070

HeidelbergCement AG (Germany)	23,191	1,335,974

Total Materials		3,898,123

Total Common Stocks
(Cost $46,426,444)		41,321,660

	Principal
	Amount

Short-Term Investments - 3.9%

Joint Repurchase Agreements - 3.9%[2]

Deutsche Bank Securities, Inc., dated 04/29/22, due 05/02/22, 0.280% total to be received $681,598 (collateralized by various U.S. Government Agency Obligations, 0.000% -5.875%, 05/10/22 - 04/01/52, totaling $695,214)	$681,582	681,582

RBC Dominion Securities, Inc., dated 04/29/22, due 05/02/22, 0.280% total to be received $1,000,023 (collateralized by various U.S. Treasuries, 0.000% - 6.375%, 06/30/22 -04/01/52, totaling $1,020,000)	1,000,000	1,000,000

Total Short-Term Investments
(Cost $1,681,582)		1,681,582

Total Investments - 100.0%
(Cost $48,108,026)		43,003,242

Other Assets, less Liabilities - 0.0%#		9,426

Net Assets - 100.0%		$43,012,668

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,607,093 or 3.7% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

13

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks†	—	$41,321,660	—	$41,321,660

Short-Term Investments

Joint Repurchase Agreements	—	1,681,582	—	1,681,582

Total Investments in Securities	—	$43,003,242	—	$43,003,242

†	All common stocks held in the Fund are Level 2 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Australia	7.1

Denmark	4.7

Finland	4.5

France	3.3

Germany	8.2

Japan	10.2

Netherlands	8.2

Norway	9.2

Singapore	1.2

Sweden	4.2

Switzerland	13.4

United Kingdom	25.8

100.0

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities (unaudited)
April 30, 2022

	AMG	AMG
	Beutel Goodman	Beutel Goodman
	Core Plus	International
	Bond Fund	Equity Fund

Assets:

Investments at value[1] (including securities on loan valued at $988,231, and $1,607,093, respectively)	$210,784,674	$43,003,242

Foreign currency[2]	—	703,614

Receivable for investments sold	6,224	937,127

Dividend and interest receivables	1,514,205	596,440

Securities lending income receivable	611	624

Receivable for Fund shares sold	21,062	–

Receivable from affiliate	10,128	8,815

Prepaid expenses and other assets	91,424	21,459

Total assets	212,428,328	45,271,321

Liabilities:

Payable upon return of securities loaned	953,318	1,681,582

Payable for investments purchased	985,291	–

Payable for Fund shares repurchased	155,156	8,950

Due to custodian	222	441,071

Accrued expenses:

Investment advisory and management fees	41,908	20,229

Administrative fees	27,331	5,619

Distribution fees	6,107	639

Shareholder service fees	7,417	3,632

Other	102,896	96,931

Total liabilities	2,279,646	2,258,653

Net Assets	$210,148,682	$43,012,668

[1] Investments at cost	$231,307,612	$48,108,026

[2] Foreign currency at cost	—	$729,978

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities (continued)

	AMG	AMG
	Beutel Goodman	Beutel Goodman
	Core Plus	International
	Bond Fund	Equity Fund

Net Assets Represent:

Paid-in capital	$244,030,078	$116,315,122

Total distributable loss	(33,881,396)	(73,302,454)

Net Assets	$210,148,682	$43,012,668

Class N:

Net Assets	$27,904,727	$2,944,944

Shares outstanding	2,921,817	302,033

Net asset value, offering and redemption price per share	$9.55	$9.75

Class I:

Net Assets	$171,009,196	$37,181,932

Shares outstanding	17,923,744	3,872,573

Net asset value, offering and redemption price per share	$9.54	$9.60

Class Z:

Net Assets	$11,234,759	$2,885,792

Shares outstanding	1,176,317	301,935

Net asset value, offering and redemption price per share	$9.55	$9.56

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations (unaudited)
For the six months ended April 30, 2022

	AMG Beutel Goodman Core Plus Bond Fund	AMG Beutel Goodman International Equity Fund

Investment Income:

Dividend income	$478	$812,392

Interest income	3,168,444	—

Securities lending income	2,813	1,039

Foreign withholding tax	(495)	(65,780)

Total investment income	3,171,240	747,651

Expenses:

Investment advisory and management fees	281,593	149,987

Administrative fees	183,647	41,663

Distribution fees - Class N	41,970	5,123

Shareholder servicing fees - Class N	—	3,073

Shareholder servicing fees - Class I	49,879	23,985

Professional fees	41,731	14,956

Custodian fees	28,372	37,133

Registration fees	24,148	20,694

Reports to shareholders	23,485	20,155

Trustee fees and expenses	9,272	2,121

Transfer agent fees	6,215	2,061

Interest expense	—	222

Miscellaneous	6,763	3,109

Total expenses before offsets	697,075	324,282

Expense reimbursements	(78,770)	(80,787)

Net expenses	618,305	243,495

Net investment income	2,552,935	504,156

Net Realized and Unrealized Loss:

Net realized loss on investments	(2,490,110)	(595,569)

Net realized loss on foreign currency transactions	—	(71,279)

Net change in unrealized appreciation/depreciation on investments	(24,310,562)	(6,621,234)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(56,218)

Net realized and unrealized loss	(26,800,672)	(7,344,300)

Net decrease in net assets resulting from operations	$(24,247,737)	$(6,840,144)

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG Beutel Goodman Core Plus Bond Fund		AMG Beutel Goodman International Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,552,935	$8,646,160	$504,156	$1,417,312

Net realized gain (loss) on investments	(2,490,110)	367,557	(666,848)	47,182,596

Net change in unrealized appreciation/depreciation on investments	(24,310,562)	1,081,961	(6,677,452)	13,761,786

Net increase (decrease) in net assets resulting from operations	(24,247,737)	10,095,678	(6,840,144)	62,361,694

Distributions to Shareholders:

Class N	(441,927)	(1,214,389)	—	—

Class I	(2,838,124)	(10,144,027)	(1,104,515)	(947,027)

Class Z	(172,100)	(322,282)	(84,662)	(73,113)

Total distributions to shareholders	(3,452,151)	(11,680,698)	(1,189,177)	(1,020,140)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(29,595,141)	(231,711,141)	(14,681,604)	(181,095,830)

Total decrease in net assets	(57,295,029)	(233,296,161)	(22,710,925)	(119,754,276)

Net Assets:

Beginning of period	267,443,711	500,739,872	65,723,593	185,477,869

End of period	$210,148,682	$267,443,711	$43,012,668	$65,723,593

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

AMG Beutel Goodman Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.72	$10.76	$10.74	$10.23	$10.68	$10.77

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.20	0.27	0.34	0.29	0.27

Net realized and unrealized gain (loss) on investments	(1.13)	0.03	0.05	0.53	(0.43)	0.01

Total income (loss) from investment operations	(1.03)	0.23	0.32	0.87	(0.14)	0.28

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.27)	(0.30)	(0.36)	(0.31)	(0.30)

Net realized gain on investments	—	—	—	—	—	(0.02)

Paid in capital	—	—	—	—	—	(0.05)

Total distributions to shareholders	(0.14)	(0.27)	(0.30)	(0.36)	(0.31)	(0.37)

Net Asset Value, End of Period	$9.55	$10.72	$10.76	$10.74	$10.23	$10.68

Total Return[2,3]	(9.72)%[4]	2.19%	3.01%	8.67%	(1.33)%	2.68%

Ratio of net expenses to average net assets	0.68%[5]	0.83%	0.94%	0.94%	0.94%	0.94%

Ratio of gross expenses to average net assets[6]	0.74%[5]	0.90%	1.01%	1.02%	1.01%	1.02%

Ratio of net investment income to average net assets[2]	1.91%[5]	1.85%	2.54%	3.24%	2.80%	2.58%

Portfolio turnover	33%[4]	174%	96%	47%	69%	106%

Net assets end of period (000’s) omitted	$27,905	$37,301	$56,175	$82,856	$102,138	$169,646

19

AMG Beutel Goodman Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.71	$10.75	$10.74	$10.23	$10.67	$10.76

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.22	0.30	0.37	0.32	0.30

Net realized and unrealized gain (loss) on investments	(1.13)	0.04	0.03	0.53	(0.42)	0.01

Total income (loss) from investment operations	(1.02)	0.26	0.33	0.90	(0.10)	0.31

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.30)	(0.32)	(0.39)	(0.34)	(0.33)

Net realized gain on investments	—	—	—	—	—	(0.02)

Paid in capital	—	—	—	—	—	(0.05)

Total distributions to shareholders	(0.15)	(0.30)	(0.32)	(0.39)	(0.34)	(0.40)

Net Asset Value, End of Period	$9.54	$10.71	$10.75	$10.74	$10.23	$10.67

Total Return[2,3]	(9.63)%[4]	2.44%	3.17%	8.94%	(0.98)%	2.95%

Ratio of net expenses to average net assets	0.48%[5]	0.60%	0.69%	0.69%	0.69%	0.68%

Ratio of gross expenses to average net assets[6]	0.54%[5]	0.67%	0.76%	0.77%	0.76%	0.76%

Ratio of net investment income to average net assets[2]	2.11%[5]	2.08%	2.79%	3.49%	3.05%	2.83%

Portfolio turnover	33%[4]	174%	96%	47%	69%	106%

Net assets end of period (000’s) omitted	$171,009	$218,278	$433,881	$585,358	$467,024	$507,600

20

AMG Beutel Goodman Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017[7]

Net Asset Value, Beginning of Period	$10.72	$10.76	$10.74	$10.24	$10.68	$10.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.23	0.31	0.38	0.33	0.03

Net realized and unrealized gain (loss) on investments	(1.13)	0.04	0.04	0.52	(0.43)	(0.01)

Total income (loss) from investment operations	(1.02)	0.27	0.35	0.90	(0.10)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.31)	(0.33)	(0.40)	(0.34)	(0.03)

Paid in capital	—	—	—	—	—	(0.00)[8]

Total distributions to shareholders	(0.15)	(0.31)	(0.33)	(0.40)	(0.34)	(0.03)

Net Asset Value, End of Period	$9.55	$10.72	$10.76	$10.74	$10.24	$10.68

Total Return[2,3]	(9.60)%[4]	2.51%	3.35%	8.91%	(0.91)%	0.17%[4]

Ratio of net expenses to average net assets	0.43%[5]	0.53%	0.61%	0.61%	0.61%	0.60%[5]

Ratio of gross expenses to average net assets[6]	0.49%[5]	0.60%	0.68%	0.69%	0.68%	0.63%[5]

Ratio of net investment income to average net assets[2]	2.16%[5]	2.15%	2.87%	3.57%	3.13%	2.74%[5]

Portfolio turnover	33%[4]	174%	96%	47%	69%	106%[4]

Net assets end of period (000’s) omitted	$11,235	$11,864	$10,684	$2,473	$1,955	$1,597

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	The commencement of operations was October 2, 2017.
[8]	Less than $(0.005) per share.

21

AMG Beutel Goodman International Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.16	$8.23	$9.56	$9.90	$11.60	$9.61

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.08	0.07 [3]	0.07	0.12	0.04

Net realized and unrealized gain (loss) on investments	(1.49)	2.85	(1.17)	0.56	(1.31)	2.22

Total income (loss) from investment operations	(1.41)	2.93	(1.10)	0.63	(1.19)	2.26

Less Distributions to Shareholders from:

Net investment income	—	—	(0.23)	(0.20)	(0.18)	(0.07)

Net realized gain on investments	—	—	—	(0.77)	(0.33)	(0.20)

Total distributions to shareholders	—	—	(0.23)	(0.97)	(0.51)	(0.27)

Net Asset Value, End of Period	$9.75	$11.16	$8.23	$9.56	$9.90	$11.60

Total Return[2,4]	(12.63)%[5]	35.60%	(11.83)%	8.34%	(10.80)%	24.30%

Ratio of net expenses to average net assets	1.16%[6]	1.27%	1.31%	1.32%	1.27%	1.30%

Ratio of gross expenses to average net assets[7]	1.45%[6]	1.38%	1.35%	1.32%	1.28%	1.31%

Ratio of net investment income to average net assets[2]	1.53%[6]	0.73%	0.77%	0.78%	1.10%	0.38%

Portfolio turnover	9%[5]	152%	43%	28%	51%	34%

Net assets end of period (000’s) omitted	$2,945	$5,035	$6,792	$87,998	$82,839	$4,006

22

AMG Beutel Goodman International Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.21	$8.28	$9.62	$9.93	$11.59	$9.65

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.11	0.09 [3]	0.09	0.16	0.13

Net realized and unrealized gain (loss) on investments	(1.48)	2.87	(1.16)	0.57	(1.32)	2.16

Total income (loss) from investment operations	(1.38)	2.98	(1.07)	0.66	(1.16)	2.29

Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.05)	(0.27)	(0.20)	(0.17)	(0.14)

Net realized gain on investments	—	—	—	(0.77)	(0.33)	(0.21)

Total distributions to shareholders	(0.23)	(0.05)	(0.27)	(0.97)	(0.50)	(0.35)

Net Asset Value, End of Period	$9.60	$11.21	$8.28	$9.62	$9.93	$11.59

Total Return[2,4]	(12.53)%[5]	36.19%	(11.63)%	8.65%	(10.57)%	24.55%

Ratio of net expenses to average net assets	0.86%[6]	0.97%	1.02%	1.07%	1.00%	1.06%

Ratio of gross expenses to average net assets[7]	1.15%[6]	1.08%	1.06%	1.07%	1.01%	1.07%

Ratio of net investment income to average net assets[2]	1.83%[6]	1.03%	1.06%	1.03%	1.38%	1.28%

Portfolio turnover	9%[5]	152%	43%	28%	51%	34%

Net assets end of period (000’s) omitted	$37,182	$56,129	$166,994	$158,317	$208,184	$2,019,217

23

AMG Beutel Goodman International Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$11.18	$8.26	$9.60	$9.91	$11.59	$11.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.12	0.10 [3]	0.10	0.16	0.00 [9]

Net realized and unrealized gain (loss) on investments	(1.46)	2.86	(1.16)	0.57	(1.31)	0.19

Total income (loss) from investment operations	(1.36)	2.98	(1.06)	0.67	(1.15)	0.19

Less Distributions to Shareholders from:

Net investment income	(0.26)	(0.06)	(0.28)	(0.21)	(0.20)	—

Net realized gain on investments	—	—	—	(0.77)	(0.33)	—

Total distributions to shareholders	(0.26)	(0.06)	(0.28)	(0.98)	(0.53)	—

Net Asset Value, End of Period	$9.56	$11.18	$8.26	$9.60	$9.91	$11.59

Total Return[2,4]	(12.43)%[5]	36.28%	(11.56)%	8.84%	(10.52)%	1.67%[5]

Ratio of net expenses to average net assets	0.76%[6]	0.87%	0.92%	0.96%	0.91%	0.94%[6]

Ratio of gross expenses to average net assets[7]	1.05%[6]	0.98%	0.96%	0.96%	0.92%	0.95%[6]

Ratio of net investment income (loss) to average net assets[2]	1.93%[6]	1.13%	1.16%	1.14%	1.46%	(0.36)%[6]

Portfolio turnover	9%[5]	152%	43%	28%	51%	34%[5]

Net assets end of period (000’s) omitted	$2,886	$4,559	$11,692	$49,054	$1,289,369	$254

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.06, and $0.07 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations for Class Z Shares was October 2, 2017.
[9]	Less than $0.005 per share.

24

Notes to Financial Statements (unaudited)
April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Beutel Goodman Core Plus Bond Fund (“Core Plus Bond”) and AMG Beutel Goodman International Equity Fund (“International Equity”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

25

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Plus Bond and annually for International Equity. Realized net capital gains distribution, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to wash sale loss deferrals, amortization of premium outstanding, and defaulted bonds.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

Core Plus Bond	$231,307,612	$151,450	$(20,674,388)	$(20,522,938)

International Equity	48,108,026	2,014,570	(7,119,354)	(5,104,784)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

26

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Plus Bond	$4,108,117	$4,787,543	$8,895,660

International Equity	12,653,852	54,473,437	67,127,289

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Core Plus Bond				International Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	47,645	$502,249	197,333	$2,137,458	1,312	$14,148	47,042	$498,089

Reinvestment of distributions	42,314	433,148	110,060	1,190,218	—	—	—	—

Cost of shares repurchased	(646,381)	(6,575,843)	(2,051,116)	(22,142,769)	(150,568)	(1,622,365)	(421,063)	(4,687,131)

Net decrease	(556,422)	$(5,640,446)	(1,743,723)	$(18,815,093)	(149,256)	$(1,608,217)	(374,021)	$(4,189,042)

Class I:

Proceeds from sale of shares	1,171,831	$12,012,113	6,619,412	$71,617,649	94,428	$1,016,876	983,851	$10,565,317

Reinvestment of distributions	274,781	2,808,349	741,067	8,009,455	103,242	1,097,464	92,397	946,149

Cost of shares repurchased	(3,896,714)	(39,510,620)	(27,346,258)	(293,750,919)	(1,334,069)	(14,037,335)	(16,239,856)	(177,616,704)

Net decrease	(2,450,102)	$(24,690,158)	(19,985,779)	$(214,123,815)	(1,136,399)	$(11,922,995)	(15,163,608)	$(166,105,238)

Class Z:

Proceeds from sale of shares	112,273	$1,168,965	252,014	$2,733,081	—	—	—	—

Reinvestment of distributions	16,855	172,100	29,815	322,282	7,801	$82,456	6,962	$71,075

Cost of shares repurchased	(59,082)	(605,602)	(168,380)	(1,827,596)	(113,704)	(1,232,848)	(1,014,822)	(10,872,625)

Net increase (decrease)	70,046	$735,463	113,449	$1,227,767	(105,903)	$(1,150,392)	(1,007,860)	$(10,801,550)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding for Core Plus Bond and International Equity were $953,318 and $1,681,582, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange

27

Notes to Financial Statements (continued)

rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

Core Plus Bond may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

During the six months ended April 30, 2022, Core Plus Bond did not invest in TBA commitment transactions.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended April 30, 2022, Core Plus Bond did not enter into securities transactions on a delayed delivery or when issued basis.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Beutel, Goodman & Company Ltd., who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Plus Bond[1]	0.23%

International Equity[2]	0.54%

[1]	Prior to June 3, 2021, the annual rate for the investment management fees for Core Plus Bond was 0.45% of the Fund’s average daily net assets.
[2]	Prior to July 2, 2021, the annual rate for the investment management fees for International Equity was 0.67% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Plus Bond and International Equity to 0.43% and

0.76%, respectively of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 3, 2021, the expense limitation was 0.61% for Core Plus Bond and prior to July 2, 2021, the expense limitation was 0.89% for International Equity.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a

28

Notes to Financial Statements (continued)

Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Plus Bond	International Equity

Less than 1 year	$315,238	$25,984

1-2 years	195,416	131,209

2-3 years	212,119	182,834

Total	$722,773	$340,027

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. Prior to June 30, 2021, for Core Plus Bond and July 2, 2021, for International Equity, the plan was characterized as a reimbursement plan and was directly tied to the expenses incurred by the Distributor; the payments the Distributor received during any year may not exceed its actual expenses.

For the Class N shares of International Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Plus Bond[1]

Class I2	0.05%	0.05%

International Equity

Class N	0.15%	0.15%

Class I	0.10%	0.10%

[1]	Effective June 3, 2021, the shareholder servicing fees for Class N were eliminated.

[2]	Prior to June 3, 2021, the maximum annual amount approved was 0.15%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

International Equity	$1,379,897	6	$222	0.978%

29

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities
Fund	Purchases	Sales

Core Plus Bond	$27,058,066	$53,821,415

International Equity	5,014,884	19,397,192

Core Plus Bond purchases and sales of U.S. Government Obligations for the six months ended April 30, 2022 were $51,631,507 and $46,594,775, respectively. International Equity had no purchases or sales of U.S. Government Obligations for the six months ended April 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Plus Bond	$988,231	$953,318	$76,171	$1,029,489

International Equity	1,607,093	1,681,582	–	1,681,582

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Plus Bond	U.S. Treasury Obligations	0.010%-3.000%	11/30/22-05/15/50

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. FUTURES CONTRACTS

Core Plus Bond may invest in futures contracts to achieve desired levels of investment and to manage the Fund’s duration. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by a fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. A fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the fund. A fund pays or receives variation margin periodically.

30

Notes to Financial Statements (continued)

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. A fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

At April 30, 2022, and for the six months ended April 30, 2022, there were no open futures contracts.

9. MORTGAGE-BACKED SECURITIES

Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not full faith and credit obligations of the U.S. government. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae and Freddie Mac are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Core Plus Bond invests in collateralized mortgage obligations (“CMOs”), collateralized loan obligations

(“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages or loans are repaid.

10. FLOATING RATE SENIOR LOAN INTERESTS

Core Plus Bond may invest in Floating Rate Senior Loan Interests (“Senior Loans”). These are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. Senior Loans are generally not registered under the Securities Act of 1933 and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted. As a result, the actual maturity may be substantially less than the stated maturity. The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of April 30, 2022, the Senior Loans held by Core Plus Bond still accrue interest based off LIBOR. Upon notification from the issuer of the Senior Loans, Core Plus Bond will transition from LIBOR to another index determined by the Senior Loan issuers.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4, and futures contracts see Note 8.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Plus Bond

Citigroup Global Markets, Inc.	$953,318	—	$953,318	$953,318	—

International Equity

Deutsche Bank Securities, Inc.	$681,582	—	$681,582	$681,582	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,681,582	—	$1,681,582	$1,681,582	—

31

Notes to Financial Statements (continued)

12. NEW REGULATORY UPDATES

On October 28, 2020, the SEC adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Core Plus Bond will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities, require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of this regulation.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

32

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

33

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Beutel, Goodman & Company Ltd.

20 Eglinton Ave. West, Suite 2000

Toronto, Ontario, M4R 1K8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR086

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2022

AMG GW&K Core Bond ESG Fund

Class N: MBGVX    |    Class I: MBDFX    |    Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund

Class N: TLEVX    |    Class I: TLESX    |    Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund

Class N: TYWVX    |    Class I: TYWSX    |    Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX    |    Class I: ACWIX    |    Class Z: ACWZX

amgfunds.com	043022 SAR069

AMG Funds
Semi-Annual Report — April 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Markets Equity Fund	9

AMG GW&K Emerging Wealth Equity Fund	13

AMG GW&K Small/Mid Cap Growth Fund	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	44

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.88%	$1,000	$899	$4.14

Class I	0.56%	$1,000	$899	$2.64

Class Z	0.48%	$1,000	$900	$2.26

Based on Hypothetical 5% Annual Return

Class N	0.88%	$1,000	$1,020	$4.41

Class I	0.56%	$1,000	$1,022	$2.81

Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Emerging Markets Equity Fund

Based on Actual Fund Return

Class N	1.27%	$1,000	$814	$5.71

Class I	0.96%	$1,000	$814	$4.32

Class Z	0.87%	$1,000	$816	$3.92

Based on Hypothetical 5% Annual Return

Class N	1.27%	$1,000	$1,019	$6.36

Class I	0.96%	$1,000	$1,020	$4.81

Class Z	0.87%	$1,000	$1,020	$4.36
AMG GW&K Emerging Wealth Equity Fund

Based on Actual Fund Return

Class N	1.23%	$1,000	$789	$5.46

Class I	0.94%	$1,000	$791	$4.17

Class Z	0.83%	$1,000	$792	$3.69

Based on Hypothetical 5% Annual Return

Class N	1.23%	$1,000	$1,019	$6.16

Class I	0.94%	$1,000	$1,020	$4.71

Class Z	0.83%	$1,000	$1,021	$4.16

Six Months Ended April 30, 2022	Expense Ratio for the Period	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$787	$4.43

Class I	0.87%	$1,000	$787	$3.85

Class Z	0.82%	$1,000	$787	$3.63

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.01

Class I	0.87%	$1,000	$1,021	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended April 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8,9]

Class N	(10.13%)	(9.52%)	0.74%	—	0.89%	05/08/15

Class I	(10.07%)	(9.31%)	1.07%	1.70%	5.15%	04/30/93

Class Z	(10.05%)	(9.25%)	1.12%	—	1.28%	05/08/15

Bloomberg U.S. Aggregate Bond Index[19]	(9.47%)	(8.51%)	1.20%	1.73%	4.68%	04/30/93†

AMG GW&K Emerging Markets Equity Fund2, [6,8,10,11,12,13,14,15,16,17]

Class N	(18.63%)	(26.48%)	2.10%	0.97%	0.40%	03/01/12

Class I	(18.62%)	(26.34%)	2.37%	1.28%	0.05%	03/01/11

Class Z	(18.44%)	(26.21%)	2.50%	1.41%	0.16%	03/01/11

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	2.12%	03/01/11†

AMG GW&K Emerging Wealth Equity Fund6, [8,10,11,13,15,16,17]

Class N	(21.06%)	(32.10%)	1.99%	—	2.77%	03/19/15

Class I	(20.91%)	(31.87%)	2.28%	—	3.05%	03/19/15

Class Z	(20.81%)	(31.76%)	2.40%	—	3.16%	03/19/15

MSCI Emerging Markets Index[20]	(14.15%)	(18.33%)	4.32%	2.89%	3.93%	03/19/15†

AMG GW&K Small/Mid Cap Growth Fund2, [4,8,12,13,14,15,16,17,18]

Class N	(21.34%)	(12.80%)	11.02%	10.94%	10.48%	11/03/10

Class I	(21.32%)	(12.67%)	11.22%	11.18%	9.13%	06/01/11

Class Z	(21.26%)	—	—	—	(18.83%)	08/31/21

Russell 2500® Growth Index[21]	(25.96%)	(23.08%)	10.12%	11.43%	11.91%	11/03/10†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3  To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7] Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[10] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on

3

Fund Performance
Periods ended April 30, 2022 (continued)

   repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[13] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[14]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[15]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[17]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[18]  As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisor, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[19]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[20]  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	49.2

Corporate Bonds and Notes	39.0

Municipal Bonds	7.7

Foreign Government Obligations	0.8

Short-Term Investments	2.4

Other Assets Less Liabilities	0.9

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	50.9

Aaa/AAA	3.2

Aa/AA	12.8

A	7.8

Baa/BBB	25.3

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Notes, 2.000%, 06/30/24	3.8

U.S. Treasury Bonds, 2.250%, 05/15/41	3.4

U.S. Treasury Bonds, 6.250%, 08/15/23	3.1

FHLMC, 3.500%, 10/01/45	2.6

The Bank of Nova Scotia, 0.786%, 03/02/26 (Canada)	2.4

U.S. Treasury Bonds, 6.750%, 08/15/26	2.3

U.S. Treasury Bonds, 1.875%, 02/15/51	2.1

Verizon Communications, Inc., 3.875%, 02/08/29	2.1

California State General Obligation, School Improvements, 7.550%, 04/01/39	2.0

FHLMC, 3.000%, 11/01/49	1.9

Top Ten as a Group	25.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 39.0%

Financials - 12.4%

Air Lease Corp.
MTN, 3.000%, 02/01/30	$2,073,000	$1,803,665

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	838,093

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,504,937

The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	901,989
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	458,850

The Bank of Nova Scotia (Canada)
(SOFR + 0.545%), 0.786%, 03/02/26[3]	3,936,000	3,888,678

Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,719,586

Crown Castle International Corp.
4.000%, 03/01/27	1,800,000	1,771,661

The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,676,000	2,609,504

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,341,791

The Toronto-Dominion Bank, MTN (Canada)
(SOFR + 0.350%), 0.611%, 09/10/24[3]	1,951,000	1,931,547

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,467,477

Total Financials		20,237,778

Industrials - 25.1%

Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[4]	919,000	790,555

ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29	857,000	830,514

Ashtead Capital, Inc.
1.500%, 08/12/26[4]	986,000	877,091

AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,561,220

Block Financial LLC
3.875%, 08/15/30	1,767,000	1,639,778

Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,763,418

CF Industries, Inc.
5.375%, 03/15/44	1,525,000	1,546,981

	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/29	$2,000,000	$1,704,256

CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,616,535

CVS Health Corp.
5.125%, 07/20/45	1,735,000	1,736,500

Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,631,631

Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,697,776

The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,597,321

Freeport-McMoRan, Inc.
4.625%, 08/01/30	1,719,000	1,660,519

GLP Capital LP/GLP Financing II, Inc.
5.375%, 04/15/26	2,610,000	2,662,584

HCA, Inc.
4.125%, 06/15/29	842,000	805,592
4.500%, 02/15/27	874,000	876,637

Kraft Heinz Foods Co.
5.000%, 06/04/42	1,682,000	1,617,938

Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,709,876

Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,623,292

Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,656,260

Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	812,210

Sonoco Products Co.
2.850%, 02/01/32	1,852,000	1,618,849

Sysco Corp.
2.400%, 02/15/30	2,284,000	2,002,521

Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,356,295

Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,505,468

Total Industrials		40,901,617

Utilities - 1.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	933,990

National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,612,969

Total Utilities		2,546,959

Total Corporate Bonds and Notes
(Cost $71,785,404)		63,686,354

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 7.7%

California Health Facilities Financing Authority
4.190%, 06/01/37	$775,000	$750,484

California State General Obligation, School Improvements
7.550%, 04/01/39	2,410,000	3,342,075

JobsOhio Beverage System
Series B, 4.532%, 01/01/35	1,705,000	1,764,508

Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	1,775,000	1,989,147

Massachusetts School Building Authority
Series B, 1.753%, 08/15/30	2,017,000	1,773,725

University of California, University & College Improvements
Series BD, 3.349%, 07/01/29	2,935,000	2,827,429

Total Municipal Bonds
(Cost $13,205,627)		12,447,368

U.S. Government and Agency Obligations - 49.2%

Fannie Mae - 19.9%

FNMA
2.000%, 02/01/36 to 10/01/50	2,137,602	1,945,715
3.000%, 06/01/38	1,301,334	1,260,949
3.500%, 03/01/30 to 03/01/48	9,144,071	9,052,174
4.000%, 03/01/44 to 01/01/51	8,185,446	8,268,320
4.500%, 04/01/39 to 07/01/48	9,111,939	9,498,390
5.000%, 07/01/47 to 02/01/49	2,367,861	2,494,809

Total Fannie Mae		32,520,357

Freddie Mac - 10.5%

FHLMC
2.500%, 10/01/34 to 08/01/50	4,600,867	4,359,220
3.000%, 11/01/49 to 03/01/50	4,401,800	4,181,494
3.500%, 10/01/45	4,222,433	4,170,548
4.000%, 07/01/48 to 09/01/50	1,420,561	1,432,173
5.000%, 07/01/44	1,444,676	1,532,939

FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,474,643	1,476,712

Total Freddie Mac		17,153,086

	Principal Amount	Value

U.S. Treasury Obligations - 18.8%

U.S. Treasury Bonds
1.875%, 02/15/51	$4,302,000	$3,371,524
2.250%, 05/15/41	6,437,000	5,577,560
3.125%, 05/15/48	1,998,000	2,014,702
5.000%, 05/15/37	2,140,000	2,681,771
6.250%, 08/15/23	4,868,000	5,104,745
6.750%, 08/15/26	3,254,000	3,748,328

U.S. Treasury Floating Rate Note
(U.S. Treasury 3-month Bill Money Market Yield + 0.049%), 0.064%, 01/31/233	1,964,000	1,966,174

U.S. Treasury Notes
2.000%, 06/30/24	6,268,000	6,167,614

Total U.S. Treasury Obligations		30,632,418

Total U.S. Government and Agency Obligations
(Cost $86,415,027)		80,305,861

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea)
0.500%, 10/27/23
(Cost $1,383,260)	1,385,000	1,336,622

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $4,000,043 (collateralized by a U.S. Treasury, 4.500%, 05/15/38, totaling $4,080,019)	4,000,000	4,000,000

Total Short-Term Investments
(Cost $4,000,000)		4,000,000

Total Investments - 99.1%
(Cost $176,789,318)		161,776,205

Other Assets, less Liabilities - 0.9%		1,426,356

Net Assets - 100.0%		$163,202,561

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $1,667,646 or 1.0% of net assets.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$63,686,354	–	$63,686,354

Municipal Bonds†	–	12,447,368	–	12,447,368

U.S. Government and Agency Obligations†	–	80,305,861	–	80,305,861

Foreign Government Obligation†	–	1,336,622	–	1,336,622

Short-Term Investments

Repurchase Agreements	–	4,000,000	–	4,000,000

Total Investments in Securities	–	$161,776,205	–	$161,776,205

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	25.5

Information Technology	23.4

Consumer Discretionary	20.9

Communication Services	10.8

Consumer Staples	6.9

Health Care	4.3

Energy	3.5

Industrials	2.5

Real Estate	0.8

Short-Term Investments	1.1

Other Assets Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8.7

Samsung Electronics Co., Ltd. (South Korea)	6.3

HDFC Bank, Ltd. (India)	3.7

Alibaba Group Holding, Ltd. (China)	3.6

Reliance Industries, Ltd. (India)	3.5

Tencent Holdings, Ltd. (China)	3.5

Housing Development Finance Corp., Ltd. (India)	3.4

SK Hynix, Inc. (South Korea)	2.6

Baidu, Inc., Class A (China)	2.6

Prosus, N.V. (Netherlands)	2.5

Top Ten as a Group	40.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 98.6%

Communication Services - 10.8%

Baidu, Inc., Class A (China)*	84,616	$1,349,093

Kingsoft Corp., Ltd. (China)	201,200	603,803

Kuaishou Technology (China)*,1	20,900	170,665

MultiChoice Group (South Africa)	81,758	669,388

NetEase, Inc. (China)	35,225	674,745

Sea, Ltd., ADR (Singapore)*	1,900	157,244

Tencent Holdings, Ltd. (China)	38,506	1,814,591

Tencent Music Entertainment Group, ADR (China)*	56,372	239,581

Total Communication Services		5,679,110

Consumer Discretionary - 20.9%

Alibaba Group Holding, Ltd. (China)*	155,728	1,899,522

Feng TAY Enterprise Co., Ltd. (Taiwan)	97,355	626,781

Haidilao International Holding, Ltd. (China)[1]	81,000	157,221

Huazhu Group, Ltd., ADR (China)	16,500	498,960

JD.com, Inc., Class A (China)*	21,652	675,078

Li Ning Co., Ltd. (China)	91,000	709,269

MakeMyTrip, Ltd. (India)*	30,248	770,417

Midea Group Co., Ltd., Class A (China)	75,485	647,882

Naspers, Ltd., N Shares (South Africa)	1,649	166,311

Pepco Group, N.V. (United Kingdom)*,1	26,117	243,907

Prosus, N.V. (Netherlands)[2]	27,012	1,302,753

Sands China, Ltd. (Macau)*	408,000	899,304

Shenzhou International Group Holdings, Ltd. (China)	11,460	155,500

Trip.com Group, Ltd., ADR (China)*	44,677	1,056,611

Yum China Holdings, Inc. (China)	27,117	1,133,491

Total Consumer Discretionary		10,943,007

Consumer Staples - 6.9%

Angel Yeast Co., Ltd., Class A (China)	34,000	197,304

Bid Corp., Ltd. (South Africa)	38,693	809,754

CP All PCL (Thailand)	156,468	295,011

CP All PCL, Foreign Shares (Thailand)	19,100	36,248

Dino Polska, S.A. (Poland)*,1,2	6,151	397,919

Fomento Economico Mexicano, S.A.B de CV (Mexico)	83,096	621,515

Orion Corp. (South Korea)	6,585	490,809

Vietnam Dairy Products JSC (Vietnam)	44,800	144,438

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	174,873	619,830

Total Consumer Staples		3,612,828

Energy - 3.5%

Reliance Industries, Ltd. (India)	50,688	1,836,551

	Shares	Value

Financials - 25.5%

AIA Group, Ltd. (Hong Kong)	121,768	$1,196,220

B3, S.A. - Brasil Bolsa Balcao (Brazil)	80,500	216,558

Banco Bradesco, S.A., ADR (Brazil)	211,183	760,259

Bank Mandiri Persero Tbk PT (Indonesia)	1,815,216	1,114,606

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,180,836	726,626

BDO Unibank, Inc. (Philippines)	368,390	910,317

China International Capital Corp., Ltd., Class H (China)[1]	526,000	1,054,301

East Money Information Co., Ltd., Class A (China)	108,000	368,267

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	124,442	820,202

HDFC Bank, Ltd. (India)	109,440	1,962,022

HDFC Life Insurance Co., Ltd. (India)[1]	49,500	375,329

Housing Development Finance Corp., Ltd. (India)	60,869	1,756,189

OTP Bank Plc (Hungary)*	20,973	625,613

Ping An Insurance Group Co. of China, Ltd., Class H (China)	82,500	521,459

XP, Inc., Class A (Brazil)*	39,406	969,782

Total Financials		13,377,750

Health Care - 4.3%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	99,000	554,292

CSPC Pharmaceutical Group, Ltd. (China)	293,408	299,964

Fleury, S.A. (Brazil)	171,322	501,427

Jinxin Fertility Group, Ltd. (China)*,1	107,500	67,380

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	53,500	137,629

Odontoprev, S.A. (Brazil)	275,342	571,407

Syngene International, Ltd. (India)*,1	15,110	122,973

Total Health Care		2,255,072

Industrials - 2.5%

Copa Holdings, S.A., Class A (Panama)*	3,500	263,795

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	68,255	1,051,528

Total Industrials		1,315,323

Information Technology - 23.4%

Advantech Co., Ltd. (Taiwan)	26,727	332,234

Delta Electronics, Inc. (Taiwan)	69,100	576,818

Infosys, Ltd., Sponsored ADR (India)	23,276	462,494

MediaTek, Inc. (Taiwan)	29,000	799,472

Pagseguro Digital, Ltd., Class A (Brazil)*	10,388	152,808

Samsung Electronics Co., Ltd. (South Korea)	61,567	3,281,126

SK Hynix, Inc. (South Korea)	15,684	1,374,359

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.4% (continued)

Sunny Optical Technology Group Co., Ltd. (China)	9,276	$135,187

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	253,632	4,586,341

Tata Consultancy Services, Ltd. (India)	9,134	420,971

Yeahka, Ltd. (China)*	49,200	127,986

Total Information Technology		12,249,796

Real Estate - 0.8%

Greentown Service Group Co., Ltd. (China)	410,023	408,190

Total Common Stocks
(Cost $49,645,453)		51,677,627

	Principal Amount

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.3%[3]

Citigroup Global Markets, Inc., dated 04/29/22, due 05/02/22, 0.300% total to be received $177,825 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 05/03/22 - 02/15/52, totaling $181,377)	$177,821	177,821

	Principal Amount	Value

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $420,005 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $428,437)	$420,000	$420,000

Total Short-Term Investments
(Cost $597,821)		597,821

Total Investments - 99.7%
(Cost $50,243,274)		52,275,448

Other Assets, less Liabilities - 0.3%		167,806

Net Assets - 100.0%		$52,443,254

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $2,589,695 or 4.9% of net assets.

[2]	Some of these securities, amounting to $147,075 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$2,766,801	$10,610,949	–	$13,377,750

Information Technology	615,302	11,634,494	–	12,249,796

Consumer Discretionary	3,459,479	7,483,528	–	10,943,007

Communication Services	1,066,213	4,612,897	–	5,679,110

Consumer Staples	2,087,347	1,525,481	–	3,612,828

Health Care	1,627,126	627,946	–	2,255,072

Energy	–	1,836,551	–	1,836,551

Industrials	1,315,323	–	–	1,315,323

Real Estate	–	408,190	–	408,190

Short-Term Investments

Joint Repurchase Agreements	–	177,821	–	177,821

Repurchase Agreements	–	420,000	–	420,000

Total Investments in Securities	$12,937,591	$39,337,857	–	$52,275,448

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	6.1

China	30.3

Hong Kong	2.3

Hungary	1.2

India	14.9

Indonesia	3.6

Macau	1.7

Mexico	6.0

Netherlands	2.5

Panama	0.5

Philippines	1.8

Country	% of Long-Term Investments

Poland	0.8

Singapore	0.3

South Africa	3.2

South Korea	10.0

Taiwan	13.4

Thailand	0.6

United Kingdom	0.5

Vietnam	0.3

100.0

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Emerging Wealth Equity Fund
Fund Snapshots (unaudited) April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	30.3

Financials	23.5

Information Technology	13.7

Communication Services	11.0

Consumer Staples	7.0

Health Care	5.9

Industrials	2.4

Materials	2.0

Short-Term Investments	1.5

Other Assets Less Liabilities	2.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Trip.com Group, Ltd., ADR (China)	5.4

Yum China Holdings, Inc. (China)	5.2

Sands China, Ltd. (Macau)	4.9

Tencent Holdings, Ltd. (China)	4.9

Kotak Mahindra (India)	4.6

QUALCOMM, Inc. (United States)	4.4

HDFC Bank, Ltd., ADR (India)	4.2

AIA Group, Ltd. (Hong Kong)	4.1

Alibaba Group Holding, Ltd. (China)	4.0

Infineon Technologies AG (Germany)	3.6

Top Ten as a Group	45.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 95.8%

Communication Services - 11.0%

Baidu, Inc., Class A (China)*	282,500	$4,504,099

Kingsoft Corp., Ltd. (China)	467,900	1,404,173

Sea, Ltd., ADR (Singapore)*	30,450	2,520,042

Tencent Holdings, Ltd. (China)	150,440	7,089,468

The Walt Disney Co. (United States)*	2,868	320,155

Total Communication Services		15,837,937

Consumer Discretionary - 30.3%

Alibaba Group Holding, Ltd. (China)*	478,448	5,835,960

Eicher Motors, Ltd. (India)	40,280	1,374,124

Haidilao International Holding, Ltd. (China)[1]	1,204,500	2,337,933

Hermes International (France)	621	765,729

Huazhu Group, Ltd., ADR (China)	133,309	4,031,264

Jubilant Foodworks, Ltd. (India)	122,540	865,350

Li Ning Co., Ltd. (China)	178,000	1,387,362

LVMH Moet Hennessy Louis Vuitton SE (France)	1,175	760,384

MakeMyTrip, Ltd. (India)*	87,869	2,238,023

Moncler SpA (Italy)[2]	11,783	613,820

Sands China, Ltd. (Macau)*	3,246,800	7,156,517

Titan Co., Ltd. (India)	35,230	1,124,139

Trip.com Group, Ltd., ADR (China)*	327,592	7,747,551

Yum China Holdings, Inc. (China)	178,188	7,448,258

Total Consumer Discretionary		43,686,414

Consumer Staples - 7.0%

Angel Yeast Co., Ltd., Class A (China)	56,900	330,194

The Estee Lauder Cos., Inc., Class A (United States)	2,385	629,783

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	144,410	1,775,940

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	736,720	2,611,274

Wuliangye Yibin Co., Ltd., Class A (China)	195,003	4,765,675

Total Consumer Staples		10,112,866

Financials - 23.5%

AIA Group, Ltd. (Hong Kong)	597,400	5,868,714

Bank Central Asia Tbk PT (Indonesia)	1,930,800	1,082,931

China International Capital Corp., Ltd., Class H (China)[1]	2,469,400	4,949,601

East Money Information Co., Ltd., Class A (China)	963,024	3,283,797

HDFC Bank, Ltd., ADR (India)	109,333	6,036,275

HDFC Life Insurance Co., Ltd. (India)[1]	395,800	3,001,118

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	63,250	2,683,000

Kotak Mahindra (India)	284,186	6,590,314

	Shares	Value

XP, Inc., Class A (Brazil)*	15,800	$388,838

Total Financials		33,884,588

Health Care - 5.9%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	729,612	4,085,030

CSPC Pharmaceutical Group, Ltd. (China)	675,600	690,697

Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	148,460	661,395

Novo Nordisk A/S, Class B (Denmark)	27,224	3,109,696

Total Health Care		8,546,818

Industrials - 2.4%

Contemporary Amperex Technology Co., Ltd., Class A (China)	38,900	2,378,115

Shenzhen Inovance Technology Co., Ltd., Class A (China)	125,850	1,090,746

Total Industrials		3,468,861

Information Technology - 13.7%

Beijing Kingsoft Office Software, Inc., Class A (China)	9,700	275,622

Infineon Technologies AG (Germany)	182,035	5,166,740

KLA Corp. (United States)	4,875	1,556,392

Mastercard, Inc., Class A (United States)	5,660	2,056,731

QUALCOMM, Inc. (United States)	45,274	6,324,325

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	207,500	3,752,152

Yeahka, Ltd. (China)*	208,600	542,639

Total Information Technology		19,674,601

Materials - 2.0%

Asian Paints, Ltd. (India)	36,948	1,557,439

Chr Hansen Holding A/S (Denmark)	6,873	535,473

Skshu Paint Co., Ltd., Class A (China)	70,300	787,536

Total Materials		2,880,448

Total Common Stocks
(Cost $138,095,497)		138,092,533

	Principal Amount

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.1%[3]

Credit Suisse AG, dated 04/29/22, due 05/02/22, 0.280% total to be received $104,986 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 05/03/22 - 02/15/52, totaling $107,084)	$104,984	104,984

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $2,000,022 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $2,040,060)	$2,000,000	$2,000,000

Total Short-Term Investments
(Cost $2,104,984)		2,104,984

Value

Total Investments - 97.3%
(Cost $140,200,481)	$140,197,517

Other Assets, less Liabilities - 2.7%	3,877,862

Net Assets - 100.0%	$144,075,379

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $10,288,652 or 7.1% of net assets.

[2]	Some of these securities, amounting to $98,978 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$21,465,096	$22,221,318	–	$43,686,414

Financials	6,425,113	27,459,475	–	33,884,588

Information Technology	9,937,448	9,737,153	–	19,674,601
Communication Services	2,840,197	12,997,740	–	15,837,937

Consumer Staples	3,241,057	6,871,809	–	10,112,866
Health Care	4,085,030	4,461,788	–	8,546,818

Industrials	–	3,468,861	–	3,468,861

Materials	–	2,880,448	–	2,880,448

Short-Term Investments

Joint Repurchase Agreements	–	104,984	–	104,984

Repurchase Agreements	–	2,000,000	–	2,000,000

Total Investments in Securities	$47,993,941	$92,203,576	–	$140,197,517

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2022, was as follows:

Country	% of Long-Term Investments

Brazil	0.3

China	48.8

Denmark	2.6

France	1.1

Germany	3.7

Hong Kong	6.2

India	16.5

Indonesia	0.8

Italy	0.5

Macau	5.2

Mexico	1.9

Singapore	1.8

Taiwan	2.7

United States	7.9

100.0

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	28.1

Health Care	24.8

Industrials	16.5

Consumer Discretionary	15.8

Financials	4.3

Materials	3.6

Real Estate	2.4

Energy	2.2

Consumer Staples	1.6

Short-Term Investments	2.5

Other Assets Less Liabilities	(1.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Gartner, Inc.	3.3

Paylocity Holding Corp.	2.4

Manhattan Associates, Inc.	2.3

Matador Resources Co.	2.2

Five Below, Inc.	2.0

Atkore, Inc.	1.9

Burlington Stores, Inc.	1.9

Rapid7, Inc.	1.9

Entegris, Inc.	1.9

Ritchie Bros. Auctioneers, Inc. (Canada)	1.9

Top Ten as a Group	21.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2022

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 15.8%

Bright Horizons Family Solutions, Inc.*	2,026	$231,450

Burlington Stores, Inc.*	3,160	643,250

Churchill Downs, Inc.	2,319	470,618

Five Below, Inc.*	4,194	658,877

Grand Canyon Education, Inc.*	4,716	452,594

Krispy Kreme Inc.[1]	21,850	290,168

Lithia Motors, Inc., Class A	1,216	344,286

LKQ Corp.	9,949	493,769

Pool Corp.	1,303	528,002

Revolve Group, Inc.*	7,700	325,402

Texas Roadhouse, Inc.	6,467	532,428

Vail Resorts, Inc.	999	253,906

Total Consumer Discretionary		5,224,750

Consumer Staples - 1.6%

Performance Food Group Co.*	5,530	272,353

PriceSmart, Inc.	3,187	253,207

Total Consumer Staples		525,560

Energy - 2.2%

Matador Resources Co.	15,000	732,300

Financials - 4.3%

Evercore, Inc., Class A	2,776	293,562

MarketAxess Holdings, Inc.	1,511	398,315

Pinnacle Financial Partners, Inc.	4,136	320,747

Signature Bank	1,697	411,098

Total Financials		1,423,722

Health Care - 24.8%

Acadia Healthcare Co., Inc.*	6,183	419,702

Albireo Pharma, Inc.*,[1]	13,619	433,357

Azenta, Inc.	7,052	528,618

Biohaven Pharmaceutical Holding Co., Ltd.*	3,573	318,604

Bio-Rad Laboratories, Inc., Class A*	734	375,852

Catalent, Inc.*	6,688	605,665

Chemed Corp.	643	315,964

CryoPort, Inc.*	7,148	161,259

Globus Medical, Inc., Class A*	8,565	567,174

Halozyme Therapeutics, Inc.*	14,134	563,947

HealthEquity, Inc.*	6,924	431,504

Horizon Therapeutics PLC*	4,402	433,861

ICU Medical, Inc.*	871	186,385

Integra LifeSciences Holdings Corp.*	6,649	406,653

LHC Group, Inc.*	2,976	493,570

	Shares	Value

Medpace Holdings, Inc.*	2,518	$336,329

Neurocrine Biosciences, Inc.*	4,915	442,498

Oyster Point Pharma, Inc.*,[1]	18,201	116,122

Phathom Pharmaceuticals, Inc.*	20,443	264,532

Syneos Health, Inc.*	7,181	524,859

West Pharmaceutical Services, Inc.	907	285,759

Total Health Care		8,212,214

Industrials - 16.5%

Atkore, Inc.*	6,700	643,870

Booz Allen Hamilton Holding Corp.	3,636	296,807

CACI International, Inc., Class A*	1,433	380,175

Dycom Industries, Inc.*	2,055	174,490

Gibraltar Industries, Inc.*	1,908	72,199

Graco, Inc.	5,993	371,686

IDEX Corp.	1,800	341,676

Ingersoll Rand, Inc.	9,577	421,005

JELD-WEN Holding, Inc.*	4,962	103,160

Knight-Swift Transportation Holdings, Inc.	5,882	281,689

RBC Bearings, Inc.*	3,043	512,289

Ritchie Bros. Auctioneers, Inc. (Canada)	11,093	611,113

SiteOne Landscape Supply, Inc.*	3,807	536,901

The Toro Co.	4,606	369,079

Woodward, Inc.[1]	3,128	345,581

Total Industrials		5,461,720

Information Technology - 28.1%

Cerence, Inc.*,[1]	7,795	229,953

Cognex Corp.	7,860	531,572

The Descartes Systems Group, Inc. (Canada)*	5,769	358,543

Entegris, Inc.	5,559	619,217

Gartner, Inc.*	3,735	1,085,204

Globant SA (Uruguay)*	2,491	538,031

HubSpot, Inc.*	1,594	604,811

MACOM Technology Solutions Holdings, Inc.*	9,560	487,082

Manhattan Associates, Inc.*	5,779	754,448

Paycor HCM, Inc.*,[1]	18,548	456,837

Paylocity Holding Corp.*	4,235	803,083

Power Integrations, Inc.	6,578	526,240

Rapid7, Inc.*	6,624	632,725

Silicon Laboratories, Inc.*	3,718	501,595

SS&C Technologies Holdings, Inc.	4,131	267,111

Tyler Technologies, Inc.*	859	339,056

Zebra Technologies Corp., Class A*	1,509	557,817

Total Information Technology		9,293,325

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 3.6%

AptarGroup, Inc.	2,938	$337,371

Avient Corp.	6,242	307,356

Eagle Materials, Inc.	1,211	149,340

RPM International, Inc.	4,552	377,361

Total Materials		1,171,428

Real Estate - 2.4%

American Campus Communities, Inc., REIT	4,544	293,861

Sun Communities, Inc., REIT	2,804	492,298

Total Real Estate		786,159

Total Common Stocks

(Cost $34,925,994)		32,831,178

	Principal Amount
Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.8%[2]

Deutsche Bank Securities, Inc., dated 04/29/22, due 05/02/22, 0.280% total to be received $592,864 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.875%, 05/10/22 - 04/01/52, totaling $604,707)	$592,850	592,850

	Principal Amount	Value

Repurchase Agreements - 0.7%

Fixed Income Clearing Corp., dated 04/29/2022 due 05/02/2022, 0.13% total to be received $250,003 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $255,070) (Cost $250,000)	$250,000	$250,000
Total Short-Term Investments
(Cost $842,850)		842,850

Total Investments - 101.8%
(Cost $35,768,844)		33,674,028

Other Assets, less Liabilities - (1.8)%		(604,818)

Net Assets - 100.0%		$33,069,210

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,127,842 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$32,831,178	–	–	$32,831,178

Short-Term Investments

Joint Repurchase Agreements	–	$592,850	–	592,850

Repurchase Agreements	–	250,000	–	250,000

Total Investments in Securities	$32,831,178	$842,850	–	$33,674,028

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities (unaudited)
April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $147,075, $98,978, and $1,127,842, respectively)	$161,776,205	$52,275,448	$140,197,517	$33,674,028

Cash	227,297	22,078	–	19,422

Foreign currency[2]	–	786,199	3,232,839	–

Receivable for investments sold	–	–	5,491,163	–

Dividend and interest receivables	1,159,253	29,796	93,017	5,401

Securities lending income receivable	–	167	651	286

Receivable for Fund shares sold	192,227	13,898	9,818	784

Receivable from affiliate	12,579	2,712	–	7,403

Prepaid expenses and other assets	16,645	5,776	20,290	13,665

Total assets	163,384,206	53,136,074	149,045,295	33,720,989

Liabilities:

Payable upon return of securities loaned	–	177,821	104,984	592,850

Payable for investments purchased	–	–	2,177,813	–

Payable for Fund shares repurchased	50,658	465,363	690,007	14,277

Payable for foreign capital gains tax	–	–	19,622	–

Interfund loan payable	–	–	1,873,592	–

Accrued expenses:

Investment advisory and management fees	41,297	24,985	74,565	18,162

Administrative fees	20,648	6,814	20,336	4,394

Distribution fees	376	69	121	4,293

Shareholder service fees	10,415	1,847	5,355	258

Other	58,251	15,921	3,521	17,545

Total liabilities	181,645	692,820	4,969,916	651,779

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

[1] Investments at cost	$176,789,318	$50,243,274	$140,200,481	$35,768,844

[2] Foreign currency at cost	–	$809,301	$3,237,412	–

The accompanying notes are an integral part of these financial statements.

20

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$178,733,619	$52,705,897	$164,969,065	$35,485,759

Total distributable loss	(15,531,058)	(262,643)	(20,893,686)	(2,416,549)

Net Assets	$163,202,561	$52,443,254	$144,075,379	$33,069,210

Class N:

Net Assets	$1,795,619	$343,592	$566,955	$26,917,625

Shares outstanding	191,486	41,272	54,208	1,936,927

Net asset value, offering and redemption price per share	$9.38	$8.33	$10.46	$13.90

Class I:

Net Assets	$158,925,657	$24,678,005	$55,751,539	$6,139,413

Shares outstanding	16,940,758	3,000,380	5,267,647	424,314

Net asset value, offering and redemption price per share	$9.38	$8.22	$10.58	$14.47

Class Z:

Net Assets	$2,481,285	$27,421,657	$87,756,885	$12,172

Shares outstanding	264,671	3,353,617	8,301,255	841

Net asset value, offering and redemption price per share	$9.37	$8.18	$10.57	$14.47

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations (unaudited)
For the six months ended April 30, 2022

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	–	$382,175	$810,279	$61,359

Interest income	$1,783,307	172	282	–

Securities lending income	–	2,776	4,813	8,271

Foreign withholding tax	–	(41,958)	(39,675)	(1,432)

Total investment income	1,783,307	343,165	775,699	68,198

Expenses:

Investment advisory and management fees	270,288	158,730	554,515	119,260

Administrative fees	135,144	43,290	151,231	28,853

Distribution fees - Class N	2,439	472	968	28,557

Shareholder servicing fees - Class N	1,463	283	580	–

Shareholder servicing fees - Class I	66,680	11,775	30,731	1,593

Professional fees	27,726	20,145	23,364	13,901

Reports to shareholders	16,056	3,108	8,753	5,451

Custodian fees	14,155	28,733	65,192	9,986

Registration fees	14,068	6,845	21,713	14,691

Transfer agent fees	9,883	1,512	4,874	4,183

Trustee fees and expenses	6,372	2,008	7,427	1,372

Interest expense	–	–	385	–

Miscellaneous	4,089	1,862	4,151	1,576

Total expenses before offsets	568,363	278,763	873,884	229,423

Expense reimbursements	(65,320)	(15,088)	–	(41,541)

Expense reductions	–	–	–	(1,546)

Net expenses	503,043	263,675	873,884	186,336

Net investment income (loss)	1,280,264	79,490	(98,185)	(118,138)

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	(520,769)	(1,527,437)	(17,771,875)	186,204

Net realized loss on foreign currency transactions	–	(278)	(44,757)	–

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(10,551,476)	(30,151,134)	(9,257,182)

Net change in unrealized appreciation/depreciation on foreign currency translations	–	(18,536)	8,393	–

Net realized and unrealized loss	(19,856,162)	(12,097,727)	(47,959,373)	(9,070,978)

Net decrease in net assets resulting from operations	$(18,575,898)	$(12,018,237)	$(48,057,558)	$(9,189,116)

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,280,264	$2,873,232	$79,490	$333,862

Net realized gain (loss) on investments	(520,769)	4,909,231	(1,527,715)	564,430

Net change in unrealized appreciation/depreciation on investments	(19,335,393)	(7,605,124)	(10,570,012)	2,359,554

Net increase (decrease) in net assets resulting from operations	(18,575,898)	177,339	(12,018,237)	3,257,846

Distributions to Shareholders:

Class N	(58,644)	(21,649)	(2,401)	(17,233)

Class I	(5,622,209)	(2,789,712)	(249,213)	(1,069,474)

Class Z	(85,424)	(57,930)	(382,214)	(1,249,608)

Total distributions to shareholders	(5,766,277)	(2,869,291)	(633,828)	(2,336,315)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(8,610,849)	(9,231,990)	6,461,902	13,857,527

Total increase (decrease) in net assets	(32,953,024)	(11,923,942)	(6,190,163)	14,779,058

Net Assets:

Beginning of period	196,155,585	208,079,527	58,633,417	43,854,359

End of period	$163,202,561	$196,155,585	$52,443,254	$58,633,417

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021

	AMG GW&K Emerging Wealth Equity Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$(98,185)	$(547,863)	$(118,138)	$(375,973)

Net realized gain (loss) on investments	(17,816,632)	2,871,609	186,204	16,012,613

Net change in unrealized appreciation/depreciation on investments	(30,142,741)	(5,026,545)	(9,257,182)	(137,250)

Net increase (decrease) in net assets resulting from operations	(48,057,558)	(2,702,799)	(9,189,116)	15,499,390

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(10,519)	–	–	(14,397,541)

Class I	(417,335)	–	–	(3,078,320)

Class Z	(1,915,233)	(35,421)	–	–

From paid-in capital:

Class N	–	–	–	(674,816)

Class I	–	–	–	(144,282)

Total distributions to shareholders	(2,343,087)	(35,421)	–	(18,294,959)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(31,233,559)	18,163,731	(1,840,492)	11,502,921

Total increase (decrease) in net assets	(81,634,204)	15,425,511	(11,029,608)	8,707,352

Net Assets:

Beginning of period	225,709,583	210,284,072	44,098,818	35,391,466

End of period	$144,075,379	$225,709,583	$33,069,210	$44,098,818

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.12	0.18	0.21	0.18	0.18

Net realized and unrealized gain (loss) on investments	(1.12)	(0.15)	0.37	0.86	(0.46)	(0.12)

Total income (loss) from investment operations	(1.06)	(0.03)	0.55	1.07	(0.28)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.31)	(0.12)	(0.18)	(0.21)	(0.19)	(0.18)

Net Asset Value, End of Period	$9.38	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.13)%[4]	(0.27)%	5.31%	11.20%	(2.79)%	0.57%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.95%[5]	0.94%	0.96%	0.95%	0.93%	0.93%

Ratio of net investment income to average net assets[2]	1.10%[5]	1.12%	1.69%	2.10%	1.88%	1.75%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$1,796	$2,125	$1,905	$1,255	$502	$146

25

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.76	$10.90	$10.54	$9.67	$10.15	$10.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.16	0.22	0.24	0.22	0.21

Net realized and unrealized gain (loss) on investments	(1.13)	(0.14)	0.36	0.88	(0.48)	(0.12)

Total income (loss) from investment operations	(1.06)	0.02	0.58	1.12	(0.26)	0.09

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.32)	(0.16)	(0.22)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Period	$9.38	$10.76	$10.90	$10.54	$9.67	$10.15

Total Return[2,3]	(10.07)%[4]	0.15%	5.55%	11.70%	(2.59)%	0.91%

Ratio of net expenses to average net assets	0.56%[5]	0.56%	0.55%	0.55%	0.56%	0.55%

Ratio of gross expenses to average net assets[6]	0.63%[5]	0.62%	0.63%	0.62%	0.61%	0.60%

Ratio of net investment income to average net assets[2]	1.42%[5]	1.44%	2.01%	2.42%	2.20%	2.08%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$158,926	$190,306	$202,363	$212,801	$264,795	$325,855

26

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.75	$10.90	$10.53	$9.67	$10.14	$10.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.16	0.22	0.25	0.23	0.22

Net realized and unrealized gain (loss) on investments	(1.13)	(0.15)	0.38	0.87	(0.47)	(0.12)

Total income (loss) from investment operations	(1.05)	0.01	0.60	1.12	(0.24)	0.10

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net realized gain on investments	(0.25)	–	–	–	–	–

Total distributions to shareholders	(0.33)	(0.16)	(0.23)	(0.26)	(0.23)	(0.22)

Net Asset Value, End of Period	$9.37	$10.75	$10.90	$10.53	$9.67	$10.14

Total Return[2,3]	(10.05)%[4]	0.13%	5.73%	11.71%	(2.42)%	0.98%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.55%[5]	0.54%	0.56%	0.55%	0.53%	0.53%

Ratio of net investment income to average net assets[2]	1.50%[5]	1.52%	2.09%	2.50%	2.28%	2.15%

Portfolio turnover	17%[4]	62%	56%	48%	17%	18%

Net assets end of period (000’s) omitted	$2,481	$3,724	$3,812	$3,208	$5,005	$5,590

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

27

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.30	$9.73	$9.52	$8.61	$10.11	$7.91

Income (loss) from Investment Operations:

Net investment income[1,2]	(0.00)[3]	0.02	0.01	0.14	0.11	0.09

Net realized and unrealized gain (loss) on investments	(1.91)	0.96	0.70	1.04	(1.54)	2.18

Total income (loss) from investment operations	(1.91)	0.98	0.71	1.18	(1.43)	2.27

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.07)	(0.06)	(0.17)	(0.07)	(0.07)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.06)	(0.41)	(0.50)	(0.27)	(0.07)	(0.07)

Net Asset Value, End of Period	$8.33	$10.30	$9.73	$9.52	$8.61	$10.11

Total Return[2,4]	(18.63)%[5]	9.85%	7.55%	13.94%	(14.24)%	28.97%

Ratio of net expenses to average net assets	1.27%[6]	1.27%[7]	1.34%	1.30%	1.27%	1.31%

Ratio of gross expenses to average net assets[8]	1.32%[6]	1.37%[7]	1.52%	1.30%	1.27%	1.31%

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[6]	0.20%	0.13%	1.52%	1.12%	1.08%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$344	$414	$412	$520	$289	$350

28

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.21	$9.69	$9.48	$8.60	$10.11	$7.90

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.06	0.04	0.17	0.13	0.12

Net realized and unrealized gain (loss) on investments	(1.89)	0.95	0.69	1.04	(1.53)	2.18

Total income (loss) from investment operations	(1.88)	1.01	0.73	1.21	(1.40)	2.30

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.15)	(0.08)	(0.23)	(0.11)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.11)	(0.49)	(0.52)	(0.33)	(0.11)	(0.09)

Net Asset Value, End of Period	$8.22	$10.21	$9.69	$9.48	$8.60	$10.11

Total Return[2,4]	(18.62)%[5]	10.13%	7.91%	14.34%	(13.94)%	29.34%

Ratio of net expenses to average net assets	0.96%[6]	0.95%[7]	1.01%	0.97%	0.99%	1.03%

Ratio of gross expenses to average net assets[8]	1.01%[6]	1.05%[7]	1.19%	0.97%	0.99%	1.03%

Ratio of net investment income to average net assets[2]	0.23%[6]	0.52%	0.47%	1.85%	1.40%	1.36%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$24,678	$24,571	$19,251	$24,100	$11,210	$2,207

29

AMG GW&K Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.15	$9.64	$9.43	$8.56	$10.06	$7.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.07	0.05	0.18	0.15	0.13

Net realized and unrealized gain (loss) on investments	(1.86)	0.93	0.69	1.02	(1.53)	2.16

Total income (loss) from investment operations	(1.85)	1.00	0.74	1.20	(1.38)	2.29

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.15)	(0.09)	(0.23)	(0.12)	(0.09)

Net realized gain on investments	(0.04)	(0.34)	(0.44)	(0.10)	–	–

Total distributions to shareholders	(0.12)	(0.49)	(0.53)	(0.33)	(0.12)	(0.09)

Net Asset Value, End of Period	$8.18	$10.15	$9.64	$9.43	$8.56	$10.06

Total Return[2,4]	(18.44)%[5]	10.15%	8.01%	14.39%	(13.88)%	29.62%

Ratio of net expenses to average net assets	0.87%[6]	0.87%[7]	0.94%	0.90%	0.87%	0.88%

Ratio of gross expenses to average net assets[8]	0.92%[6]	0.97%[7]	1.12%	0.90%	0.87%	0.88%

Ratio of net investment income to average net assets[2]	0.32%[6]	0.60%	0.53%	1.92%	1.52%	1.51%

Portfolio turnover	22%[5]	36%	40%	123%	24%	29%

Net assets end of period (000’s) omitted	$27,422	$33,648	$24,191	$31,727	$133,688	$130,828

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.41	$13.28	$11.93	$10.38	$12.94	$10.13

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)	(0.09)	(0.04)	0.10	0.06	0.05

Net realized and unrealized gain (loss) on investments	(2.77)	0.22	1.72	1.95	(1.88)	2.80

Total income (loss) from investment operations	(2.80)	0.13	1.68	2.05	(1.82)	2.85

Less Distributions to Shareholders from:

Net investment income	–	–	(0.06)	(0.06)	(0.05)	(0.04)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.33)	(0.50)	(0.74)	(0.04)

Net Asset Value, End of Period	$10.46	$13.41	$13.28	$11.93	$10.38	$12.94

Total Return[2,3]	(21.06)%[4]	0.98%	14.37%	20.82%	(15.16)%	28.31%

Ratio of net expenses to average net assets	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6,7]	1.45%[6,7]

Ratio of gross expenses to average net assets[8]	1.23%[5]	1.22%	1.26%	1.37%[6]	1.45%[6]	1.45%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.47)%[5]	(0.59)%	(0.35)%	0.93%	0.49%	0.45%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$567	$967	$1,716	$2,007	$1,940	$10

31

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.55	$13.38	$12.03	$10.44	$12.96	$10.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.05)	(0.01)	0.14	0.09	0.08

Net realized and unrealized gain (loss) on investments	(2.81)	0.22	1.73	1.96	(1.88)	2.81

Total income (loss) from investment operations	(2.82)	0.17	1.72	2.10	(1.79)	2.89

Less Distributions to Shareholders from:

Net investment income	–	–	(0.10)	(0.07)	(0.04)	(0.07)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	–	(0.37)	(0.51)	(0.73)	(0.07)

Net Asset Value, End of Period	$10.58	$13.55	$13.38	$12.03	$10.44	$12.96

Total Return[2,3]	(20.91)%[4]	1.27%	14.63%	21.15%	(14.89)%	28.73%

Ratio of net expenses to average net assets	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6,7]	1.12%[6,7]

Ratio of gross expenses to average net assets[8]	0.94%[5]	0.93%	0.97%	1.08%[6]	1.19%[6]	1.16%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.18)%[5]	(0.30)%	(0.06)%	1.22%	0.75%	0.78%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$55,752	$41,453	$22,813	$6,328	$2,539	$1,646

32

AMG GW&K Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class Z	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.52	$13.34	$11.99	$10.41	$12.97	$10.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[9]	(0.03)	0.01	0.15	0.11	0.10

Net realized and unrealized gain (loss) on investments	(2.80)	0.21	1.72	1.96	(1.89)	2.80

Total income (loss) from investment operations	(2.80)	0.18	1.73	2.11	(1.78)	2.90

Less Distributions to Shareholders from:

Net investment income	–	(0.00)[9]	(0.11)	(0.09)	(0.09)	(0.08)

Net realized gain on investments	(0.15)	–	(0.27)	(0.44)	(0.69)	–

Total distributions to shareholders	(0.15)	(0.00)[9]	(0.38)	(0.53)	(0.78)	(0.08)

Net Asset Value, End of Period	$10.57	$13.52	$13.34	$11.99	$10.41	$12.97

Total Return[2,3]	(20.81)%[4]	1.37%	14.75%	21.34%	(14.87)%	28.86%

Ratio of net expenses to average net assets	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6,7]	1.05%[6,7]

Ratio of gross expenses to average net assets[8]	0.83%[5]	0.82%	0.86%	0.97%[6]	1.05%[6]	1.05%[6]

Ratio of net investment income (loss) to average net assets[2]	(0.07)%[5]	(0.19)%	0.05%	1.33%	0.89%	0.85%

Portfolio turnover	43%[4]	57%	37%	40%	37%	68%

Net assets end of period (000’s) omitted	$87,757	$183,290	$185,755	$105,069	$60,443	$59,500

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02%, 0.07% and 0.04% for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.

[7]	Includes reduction from broker recapture amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.

33

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class N	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.67	$21.14	$17.02	$16.90	$15.30	$12.19

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.17)	(0.17)	(0.08)	(0.12)	(0.09)[3]

Net realized and unrealized gain (loss) on investments	(3.72)	7.74	4.29	0.20	1.72	3.20

Total income (loss) from investment operations	(3.77)	7.57	4.12	0.12	1.60	3.11

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$13.90	$17.67	$21.14	$17.02	$16.90	$15.30

Total Return[2,4]	(21.34)%[5]	46.66%	24.27%	0.71%	10.46%	25.51%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.17%	1.29%[8]	1.30%	1.31%	1.23%

Ratio of gross expenses to average net assets[9]	1.22%[7]	1.42%	1.60%	1.47%	1.43%	1.36%

Ratio of net investment loss to average net assets[2]	(0.64)%[7]	(0.91)%	(0.92)%	(0.48)%	(0.73)%	(0.65)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$26,918	$37,471	$28,908	$30,717	$37,232	$45,902

34

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended October 31,
Class I	April 30, 2022 (unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.39	$21.60	$17.35	$17.20	$15.54	$12.36

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.15)	(0.14)	(0.05)	(0.09)	(0.07)[3]

Net realized and unrealized gain (loss) on investments	(3.88)	7.98	4.39	0.20	1.75	3.25

Total income (loss) from investment operations	(3.92)	7.83	4.25	0.15	1.66	3.18

Less Distributions to Shareholders from:

Net realized gain on investments	–	(10.55)	–	–	–	–

Paid in capital	–	(0.49)	–	–	–	–

Total distributions to shareholders	–	(11.04)	–	–	–	–

Net Asset Value, End of Period	$14.47	$18.39	$21.60	$17.35	$17.20	$15.54

Total Return[2,4]	(21.32)%[5]	46.94%	24.48%	0.93%	10.68%	25.73%

Ratio of net expenses to average net assets[6]	0.87%[7]	1.02%	1.10%[8]	1.10%	1.10%	1.05%

Ratio of gross expenses to average net assets[9]	1.09%[7]	1.27%	1.41%	1.27%	1.22%	1.18%

Ratio of net investment loss to average net assets[2]	(0.51)%[7]	(0.76)%	(0.73)%	(0.28)%	(0.52)%	(0.47)%

Portfolio turnover	10%[5]	158%	126%	138%	161%	151%

Net assets end of period (000’s) omitted	$6,139	$6,612	$6,483	$14,608	$65,802	$79,652

35

AMG GW&K Small/Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal period ended October 31,
Class Z	April 30, 2022 (unaudited)	2021[10]

Net Asset Value, Beginning of Period	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.01)

Net realized and unrealized gain (loss) on investments	(3.88)	0.56

Total income (loss) from investment operations	(3.92)	0.55

Net Asset Value, End of Period	$14.47	$18.39

Total Return[2,4]	(21.26)%[5]	3.08%[5]

Ratio of net expenses to average net assets[11]	0.82%[7]	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.46)%[7]	(0.49)%[7]

Portfolio turnover	10%[5]	158%

Net assets end of period (000’s) omitted	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and less than 0.01%, 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2021, 2020, 2019, 2018 and 2017, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2022 and fiscal period ended October 31, 2021.

36

Notes to Financial Statements (unaudited)
April 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

37

Notes to Financial Statements (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2022, the impact on the expenses and expense ratios was $1,546 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses. Temporary differences are primarily due to wash sale loss deferrals, mark-to-market on passive foreign investment companies, and the deferral of qualified late year losses.

At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$176,789,318	$12,017	$(15,025,130)	$(15,013,113)

Emerging Markets Equity	50,243,274	7,489,128	(5,456,954)	2,032,174

Emerging Wealth Equity	140,200,481	18,006,432	(18,009,396)	(2,964)

Small/Mid Cap Growth	35,768,844	2,463,941	(4,558,757)	(2,094,816)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

38

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2022 (unaudited) and the fiscal year ended October 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	9,451	$96,418	57,167	$617,603	4,121	$35,971	26,050	$301,090

Reinvestment of distributions	5,657	58,644	1,982	21,505	247	2,402	1,571	17,233

Cost of shares repurchased	(21,247)	(221,536)	(36,310)	(394,283)	(3,341)	(30,958)	(29,702)	(340,566)

Net increase (decrease)	(6,139)	$(66,474)	22,839	$244,825	1,027	$7,415	(2,081)	$(22,243)

Class I:

Proceeds from sale of shares	499,033	$5,054,561	1,732,406	$18,782,363	985,422	$9,677,213	635,502	$7,074,008

Reinvestment of distributions	520,351	5,388,737	244,961	2,659,029	9,086	87,225	35,661	386,561

Cost of shares repurchased	(1,770,189)	(18,107,630)	(2,843,986)	(30,881,158)	(401,468)	(3,695,791)	(251,494)	(2,698,418)

Net increase (decrease)	(750,805)	$(7,664,332)	(866,619)	$(9,439,766)	593,040	$6,068,647	419,669	$4,762,151

Class Z:

Proceeds from sale of shares	9,966	$101,771	58,501	$638,670	30,835	$286,020	762,904	$8,699,676

Reinvestment of distributions	8,261	85,424	5,343	57,930	40,063	382,197	115,827	1,248,619

Cost of shares repurchased	(99,977)	(1,067,238)	(67,164)	(733,649)	(30,949)	(282,377)	(75,374)	(830,676)

Net increase (decrease)	(81,750)	$(880,043)	(3,320)	$(37,049)	39,949	$385,840	803,357	$9,117,619

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,898	$24,252	8,974	$138,021	34,217	$545,827	91,217	$1,757,478

Reinvestment of distributions	832	10,519	–	–	–	–	972,672	14,770,300

Cost of shares repurchased	(20,676)	(254,458)	(66,077)	(967,375)	(217,400)	(3,467,357)	(311,010)	(5,726,959)

Net increase (decrease)	(17,946)	$(219,687)	(57,103)	$(829,354)	(183,183)	$(2,921,530)	752,879	$10,800,819

Class I:

Proceeds from sale of shares	3,746,942	$48,361,939	1,993,990	$30,549,706	81,314	$1,347,980	42,998	$900,118

Reinvestment of distributions	32,510	415,801	–	–	–	–	202,482	3,199,629

Cost of shares repurchased	(1,571,823)	(19,108,958)	(639,402)	(9,207,782)	(16,532)	(266,942)	(186,045)	(3,412,645)

Net increase	2,207,629	$29,668,782	1,354,588	$21,341,924	64,782	$1,081,038	59,435	$687,102

39

Notes to Financial Statements (continued)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2022		October 31, 2021		April 30, 2022		October 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:[1]

Proceeds from sale of shares	550,902	$6,907,880	3,554,557	$54,731,525	–	–	841	$15,000

Reinvestment of distributions	8,097	103,399	162	2,470	–	–	–	–

Cost of shares repurchased	(5,810,700)	(67,693,933)	(3,925,460)	(57,082,834)	–	–	–	–

Net increase (decrease)	(5,251,701)	$(60,682,654)	(370,741)	$(2,348,839)	–	–	841	$15,000

[1]	Commencement of operations for Small/Mid Cap Growth was on August 31, 2021.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2022, the market value of Repurchase Agreements outstanding for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $177,821, $104,984 and $592,850, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K, who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2022, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth[1]	0.62%

[1]	Prior to June 18, 2021, the investment management fees were 0.90%.

The Investment Manager has contractually agreed, through at least March 1, 2023 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth to 0.48%, 0.87%, 090%, and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 18 2021, the total annual Fund operating expense limitation was 1.03% of Small/Mid Cap Growth’s average daily net assets.

40

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Small/Mid Cap Growth

Less than 1 year	$150,693	$32,299	$124,425

1-2 years	150,321	73,722	105,267

2-3 years	124,657	45,851	88,755

Total	$425,671	$151,872	$318,447

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid

Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2022, were 0.25% for Core Bond ESG, Emerging Markets Equity, and Emerging Wealth Equity and 0.18% for Small/Mid Cap Growth.

For Class N of Core Bond ESG, Emerging Markets Equity and Emerging Wealth Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.09%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.11%

Small/Mid Cap Growth

Class I*	0.05%	0.05%

*	Prior to June 18, 2021, the maximum annual amount approved was 0.15%. Effective, June 18, 2021, the shareholder servicing fees for Class N was eliminated.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the

41

Notes to Financial Statements (continued)

operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2022, Emerging Wealth Equity Fund had interfund loans of $1,873,592 outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Bond ESG	$2,021,069	9	$469	0.941%
Emerging Markets Equity	1,695,398	4	172	0.930%

Emerging Wealth Equity	2,214,957	5	282	0.928%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Emerging Wealth Equity	$2,317,900	6	$385	1.009%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,580,534	$17,611,093

Emerging Markets Equity	18,024,500	10,345,244

Emerging Wealth Equity	83,818,589	120,911,148

Small/Mid Cap Growth	3,970,103	5,695,600

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2022 were $18,185,796 and $20,681,986, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Emerging Markets Equity	$147,075	$177,821	–	$177,821

Emerging Wealth Equity	98,978	104,984	–	104,984

Small/Mid Cap Growth	1,127,842	592,850	$598,678	1,191,528

The following table summarizes the securities received as collateral for securities lending at April 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-6.000%	05/31/22-02/15/47

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. GEOGRAPHICAL FOCUS RISK

Emerging Markets Equity and Emerging Wealth Equity are particularly susceptible to risks in the Greater China region, which consists of (the People’s Republic of China (“PRC”), Hong Kong, Taiwan or issuers that are not located in the Greater China Region, but derive a majority (over 50%) of their income from the Greater China Region. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in

42

Notes to Financial Statements (continued)

response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Funds from making certain investments or causing the Funds to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Emerging Markets Equity

Citigroup Global Markets, Inc.	$177,821	–	$177,821	$177,821	–

Emerging Wealth Equity

Credit Suisse AG	$104,984	–	$104,984	$104,984	–

Small/Mid Cap Growth

Deutsche Bank Securities, Inc.	$592,850	–	$592,850	$592,850	–

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

43

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

44

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043022 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

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Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 6, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 6, 2022

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